                                                       1933 Act File No. 33-50773
                                                       1940 Act File No. 811-7115

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....       X

      Pre-Effective Amendment No. ______....................      ____

      Post-Effective Amendment No.  28  ...................       _X__

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   _X__

      Amendment No. 32 ....................................       _X__

                       FEDERATED TOTAL RETURN SERIES, INC.
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

____  immediately upon filing pursuant to paragraph (b)
_X_   on November 27, 2002 pursuant to paragraph (b)
_  _  60 days after filing pursuant to paragraph (a) (i)
____  on _______ pursuant to paragraph (a) (i)
____  75 days after filing pursuant to paragraph (a)(ii)
____  on ________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C. 20037

Federated Investors
World-Class Investment Manager

Federated Limited Duration Fund

A Portfolio of Federated Total Return Series, Inc.

PROSPECTUS

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November 30, 2002

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INSTITUTIONAL SHARES

A mutual fund seeking to provide total return by investing primarily in a diversified portfolio of domestic fixed income securities with an average portfolio duration of three years or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 13

What Do Shares Cost? 15

How is the Fund Sold? 16

How to Purchase Shares 16

How to Redeem Shares 18

Account and Share Information 21

Who Manages the Fund? 22

Financial Information 23

Independent Auditors' Report 43

Board of Directors and Corporation Officers 44

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that income will comprise the largest component of its total return.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a diversified portfolio of domestic fixed income securities. The Fund's investment adviser (Adviser) seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the sectors that the Adviser expects to offer the best balance between total return and risk.

Although the value of the Fund's shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar-weighted average duration to three years or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities due to the potential prepayment of higher interest mortgages.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Liquidity Risks. The fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
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  Risks Associated with Noninvestment Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Institutional Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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The Fund's Institutional Shares total return for the nine-month period from January 1, 2002 to September 30, 2002 was 0.87%.

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Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 2.99% (quarter ended September 30, 2001.) Its lowest quarterly return was (0.18)% (quarter ended December 31, 2001).

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Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 1-3 Year Treasury Index (ML1-3T), a broad-based index tracking short-term U.S. government securities with maturities between 1 and 2.99 years, the Merrill Lynch 1-3 Year Corporate Index (ML1-3C), a broad-based market capitalization weighted index including fixed-coupon domestic investment grade corporate bonds with at least $100 million par amount outstanding, and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA), an average of funds with similar investment objectives. Index and average returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes and averages are unmanaged, and it is not possible to invest directly in an index or average.

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(For the periods ended December 31, 2001)

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 	 	1 Year 	5 Years	Start of Performance[1]
Institutional Shares:
Return Before Taxes		6.95%	6.46%	6.61%
Return After Taxes on Distributions[2]		4.34%	3.74%	3.87%
Return After Taxes on Distributions and Sale of Fund Shares[2]		4.20%	3.80%	3.91%
ML1-3T	 	8.30%	6.59%	6.62%
ML1-3C	 	9.58%	7.08%	7.12%
LSIGDFA	 	7.38%	6.13%	6.26%

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1 The Fund's Institutional Shares start of performance date was October 1, 1996.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED LIMITED DURATION FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses[4]	0.28%
Total Annual Fund Operating Expenses	0.93%

1 Although not contractually obligated to do so, the Adviser, shareholder service provider and transfer and dividend disbursing agent waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended September 30, 2002.

Total Waivers of Fund Expenses	0.58%
Total Actual Annual Fund Operating Expenses (after waivers)	0.35%

2 The Adviser has voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.08% for the fiscal year ended September 30, 2002.

3 The shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.00% or the fiscal year ended September 30, 2002.

4 The transfer and dividend disbursing agent voluntarily waived certain operating expenses of the Fund. This voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the voluntary waiver) were 0.27% for the fiscal year ended September 30, 2002.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 95
3 Years	$ 296
5 Years	$ 515
10 Years	$1,143

What are the Fund's Investment Strategies?

The Fund invests primarily in a diversified portfolio of domestic, investment grade fixed income securities. The Fund's Adviser actively manages the Fund's portfolio within a portfolio duration limitation to attempt to construct a portfolio of securities offering attractive risk-adjusted returns over a portfolio of comparable Treasury securities. As a matter of investment policy, the Adviser manages the Fund's share price volatility attributable to interest rate risk by limiting the dollar-weighted average modified duration of its portfolio securities to three years or less. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follows this strategy section.

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The Adviser attempts to select securities offering attractive risk-adjusted yields over comparable Treasury securities. Corporate and asset backed securities offer higher returns compared to Treasury securities to compensate for their additional risks, such as credit risk. Mortgage backed securities, which often have nominal credit risk, have higher yields due to their risk that the principal will be repaid faster than expected if the underlying mortgages are prepaid. In selecting securities, the Adviser seeks the higher relative returns of corporate and asset backed (including mortgage backed) securities, while attempting to limit or manage their additional credit or prepayment risks.

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The Adviser's investment process first allocates the Fund's portfolio among different fixed income sectors. The Adviser makes a greater allocation of the Fund's portfolio to those sectors that the Adviser expects to offer the best balance between total return and risk and thus offer the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators to arrive at what the adviser believes the yield "spread" should be of each security type. (The spread is the difference between the yield of a security versus the yield of a comparable U.S. Treasury security.)

Securities are selected by weighing projected spreads against the spreads at which securities can currently be purchased. The Adviser also analyzes the credit risks and prepayment risks of individual securities in order to complete the analysis.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that support the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

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The Adviser attempts to manage the Fund's credit risk by selecting securities that make default in the payment of principal and interest less likely. The Adviser looks at a variety of factors, including macroeconomic analysis and corporate earnings analysis, among others, to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes a company's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return. The Fund may invest a portion of its portfolio in noninvestment grade fixed income securities, which are rated BB or lower by nationally recognized statistical rating organizations (NRSROs). The noninvestment grade securities in which the Fund invests generally pay higher interest rates as compensation for the greater default risk attached to the securities.

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Within the Fund's three-year portfolio duration constraint, the Adviser may further manage interest rate risk by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the U.S. Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates, and assess relative risks and the impact of market interest rates on particular securities, will be successful.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund principally invests.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass- through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

Asset Backed Securities

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Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of pass-through instruments or asset-backed bonds. Asset backed securities generally have prepayment risks.

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DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts:

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names.

INTEREST RATE SWAPS

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period.

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Investing in Securities of Other Investment Companies

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The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. The Fund may invest in mortgage backed and high yield securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

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Investment Ratings for Noninvestment Grade Securities

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Noninvestment grade securities, also known as junk bonds, are rated below BBB by NRSROs. These bonds have greater market, credit and liquidity risks than investment grade securities.

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Investment Ratings for Investment Grade Securities

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. All other things being equal, an increase in the spread will cause the price of the security to decline.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

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RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

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Securities rated below investment grade, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

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Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares. The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The required minimum initial investment for Fund Shares is $100,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $100,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals.

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The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Randall S. Bauer

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Randall S. Bauer has been the Fund's Portfolio Manager since inception. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

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Robert E. Cauley

Robert E. Cauley has been the Fund's Portfolio Manager since March 1999. Mr. Cauley joined Federated in 1996 as a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser and has been a Portfolio Manager since 1997. Mr. Cauley has been a Vice President of the Adviser since 1999. Mr. Cauley was a member of the Asset-Backed Structuring Group at Lehman Brothers Holding, Inc. from 1994 to 1996. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.

Mark E. Durbiano

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Mark E. Durbiano has been the Fund's Portfolio Manager for the high yield corporate bonds asset category of the Fund since inception. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 43.

Year Ended September 30	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$10.07	$ 9.79	$ 9.88	$10.23	$10.13
Income From Investment Operations:
Net investment income	0.54	0.65	0.69	0.63	0.70
Net realized and unrealized gain (loss) on investments	(0.47)	0.29	(0.10)	(0.35)	0.12

TOTAL FROM INVESTMENT OPERATIONS	0.07	0.94	0.59	0.28	0.82

Less Distributions:
Distributions from net investment income	(0.55)	(0.66)	(0.68)	(0.63)	(0.70)
Distributions from net realized gain on investments	--	--	--	--	(0.02)

TOTAL DISTRIBUTIONS	(0.55)	(0.66)	(0.68)	(0.63)	(0.72)

Net Asset Value, End of Period	$ 9.59	$10.07	$ 9.79	$ 9.88	$10.23

Total Return[2]	0.69%	9.95%	6.17%	2.88%	7.85%

Ratios to Average Net Assets:

Expenses	0.35%	0.35%	0.35%	0.35%	0.32%

Net investment income	5.53%	6.51%	7.12%	6.45%	6.31%

Expense waiver/reimbursement[3]	0.58%	0.62%	0.73%	0.91%	1.95%

Supplemental Data:

Net assets, end of period (000 omitted)	$96,712	$100,519	$87,780	$66,820	$30,219

Portfolio turnover	49%	35%	34%	53%	64%

1 Beginning with the year ended September 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

September 30, 2002

Principal Amount			Value
		ASSET-BACKED SECURITIES--45.5%[1]
		Automotive--15.2%
$1,010,880		AmSouth Auto Trust 2000-1, Class A3, 6.67%, 7/15/2004	$1,028,247
1,000,000		Carmax Auto Owner Trust 2002-1, Class A3, 3.59%, 6/15/2006	1,026,207
1,000,000		Chase Manhattan Auto Owner Trust 2002-B, Class A3, 3.58%, 5/15/2006	1,023,670
3,000,000		DaimlerChrysler Auto Trust 2000-E, Class A3, 6.11%, 11/8/2004	3,071,130
1,000,000		DaimlerChrysler Master Owner Trust 2002-A, Class A, 1.88%, 5/15/2007	1,000,074
1,330,964	[2,3]	First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	1,351,767
59,430		Fleetwood Credit Corp. Grantor Trust 1996-B, Class A, 6.90%, 3/15/2012	60,809
1,000,000		Honda Auto Receivables Owner Trust 2002-1, Class A3, 3.50%, 10/17/2005	1,020,830
1,000,000		Honda Auto Receivables Owner Trust 2002-2, Class A3, 2/15/2006	1,025,580
1,500,000	[2,3]	Hyundai Auto Receivables Trust 2002-A, Class A3, 2.80%, 2/15/2007	1,513,710
155,837		Key Auto Finance Trust 1999-1, Class C, 7.08%, 1/15/2007	159,665
1,910,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	2,063,736
1,000,000		MMCA Automobile Trust 2000-2, Class B, 7.42%, 8/15/2005	1,071,692
876,678		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	912,518
578,798		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	602,453
227,332		Navistar Financial Corp. Owner Trust 2000-B, Class A3, 6.67%, 11/15/2004	228,583
1,000,000		Navistar Financial Corp. Owner Trust 2002-A, Class B, 4.95%, 4/15/2009	1,033,940
32,832	[2]	Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	33,117
98,998	[2]	Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	99,839
159,762		Paragon Auto Receivables Owner Trust 1999-A, Class A, 5.95%, 11/15/2005	161,619
610,621		Toyota Auto Receivables Owner Trust 2000-B, Class A3, 6.76%, 8/15/2004	620,800
1,000,000		Toyota Auto Receivables Owner Trust 2002-B, Class A3, 3.76%, 6/15/2006	1,028,100

		TOTAL	20,138,086

		Credit Card--8.6%
41,990	[2]	Banco Nacional de Mexico SA, Credit Card Merchant Voucher Receivables Master Trust (Series 1996-A), Class A1, 6.25%, 12/1/2003	42,131
500,000	[2]	Circuit City Credit Card Master Trust 2000-1, Class CTF, 3.02%, 2/15/2006	501,400
1,000,000		Citibank Credit Card Master Trust 2002-C1, Class C1, 2.76%, 2/9/2009	1,002,130
1,446,667		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	1,473,025
1,440,000	[2]	First USA Credit Card Master Trust 1999-1, Class C, 6.42%, 10/19/2006	1,506,485
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued[1]
		Credit Card--continued
$1,900,000		J.C. Penney Master Credit Card Trust (Series E), Class A, 5.50%, 6/15/2007	$1,967,906
1,000,000	[2,3]	MBNA Master Credit Card Trust 1999-M, Class C, 7.45%, 4/16/2007	1,084,260
1,000,000		MBNA Master Credit Card Trust 2000-A, Class A, 7.35%, 7/16/2007	1,112,960
1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	1,664,805
1,000,000	[2,3]	Providian Master Trust 1999-1, Class C, 7.35%, 1/15/2009	1,083,262

		TOTAL	11,438,364

		Home Equity Loan--11.9%
12,500,000		ACE Securities Corp. 2001-HE1, Class AIO, 6.00%, 8/20/2004	820,125
10,000,000		Ameriquest Mortgage Securities, Inc. 2002-3, Class S, 6.00%, 8/25/2032	1,057,200
1,413,993		Asset Backed Funding Certificate 2001-AQ1, Class A3, 5.75%, 4/20/2027	1,427,228
2,000,000		Asset Backed Funding Certificate 2002-WF2, Class A2, 2.86%, 9/25/2004	2,002,500
14,038,461		Centex Home Equity 2002-B, Class AIO, 6.00%, 11/25/2003	541,042
17,500,000		Centex Home Equity 2002-C, Class AIO, 6.00%, 8/25/2004	875,000
61,384		Countrywide Asset-Backed Certificates 1999-1, Class AF2, 6.16%, 9/25/2025	61,936
686,498		EQCC Home Equity Loan Trust 1996-3, Class A6, 7.40%, 12/15/2019	725,154
167,021		EQCC Home Equity Loan Trust 1997-2, Class A7, 6.89%, 2/15/2020	170,682
1,720,578		EQCC Home Equity Loan Trust 1999-2, Class A3F, 6.347%, 8/25/2022	1,788,816
307,764		Green Tree Home Improvement Loan Trust 1995-C, Class B1, 7.20%, 7/15/2020	306,828
481,015		Green Tree Home Improvement Loan Trust 1997-C, Class B2, 7.59%, 8/15/2028	330,597
1,345,737		Green Tree Home Improvement Loan Trust 1998-D, Class HEA5, 6.32%, 8/15/2029	1,363,689
92,200		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	95,215
157,186		Independent National Mortgage Corp. Home Equity 1997-A, Class BF, 7.39%, 10/25/2028	159,903
410,314	[2]	Long Beach Asset Holdings Corp. 2001-3, Note, 7.87%, 9/25/2031	404,930
912,392		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	960,256
147,214		New Century Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	122,188
225,429	[2]	Option One Mortgage Securities Corp. 2001-3, Class CTFS, 9.66%, 9/26/2031	225,682
10,000,000	[2,3]	Quest Trust 2002 - X1, Class S, 5.25%, 11/25/2004	893,800
124,837	[2]	Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	122,909
141,095		Saxon Asset Securities Trust 2000-2, Class AV1, 2.07%, 7/25/2030	141,380
17,197,452		Saxon Asset Securities Trust 2001-3, Class AIO, 6.25%, 4/25/2004	1,167,879

		TOTAL	15,764,939

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued[1]
		Machinery & Equipment--0.1%
$123,962		Case Equipment Loan Trust 1999-A, Class B, 5.96%, 8/15/2005	$124,596

		Manufactured Housing--3.5%
1,213,638		Conseco Finance Securitization Corp. 2000-5, Class A2, 7.06%, 2/1/2032	1,225,787
250,000		Green Tree Financial Corp. 1996-2, Class B1, 7.55%, 4/15/2027	152,358
1,250,000		Green Tree Financial Corp. 1997-3, Class B1, 7.51%, 3/15/2028	567,575
1,000,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	305,330
1,275,000	[2]	Merit Securities Corp. 12-1, Class B, 7.98%, 7/28/2033	905,250
1,000,000		Merit Securities Corp. 13, Class A4, 7.88%, 12/28/2033	1,062,835
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 4.41%, 6/7/2016	498,196

		TOTAL	4,717,331

		Utilities--3.7%
1,500,000		CPL Transition Funding LLC 2002-1, Class A1, 3.54%, 1/15/2007	1,529,190
682,126		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A5, 6.19%, 9/25/2005	697,569
1,000,000		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	1,092,290
1,500,000		Peco Energy Transition Trust 1999-A, Class A4, 5.80%, 3/1/2007	1,598,925

		TOTAL	4,917,974

		Other--2.5%
2,000,000	[2]	Embarcadero Aircraft Securitization Trust 2000-A, Class A1, 2.30%, 8/15/2025	1,600,000
829,955	[2]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	852,455
613,000		Green Tree Home Improvement Loan Trust 1996-F, Class HIB2, 7.70%, 11/15/2027	475,976
420,975		Tobacco Settlement Revenue Management Authority, 2001-A, Class A, 7.67%, 5/15/2016	456,256

		TOTAL	3,384,687

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $61,751,641)	60,485,977

		COLLATERALIZED MORTGAGE OBLIGATIONS--7.6%
		Government Agency--0.3%
346,625		Federal National Mortgage Association 1993-32, Class H, 6.00%, 3/25/2023	362,143

		Non-Agency Mortgage--7.3%
368,120	[2]	Bayview Financial Acquisition Trust 1998-1, Class MII3, 3.26%, 5/25/2029	319,631
428,878	[2]	Bayview Financial Acquisition Trust 1998-1, Class MII4, 3.56%, 5/25/2029	315,225
5,153,000	[2]	Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	651,824
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$570,261		Bear Stearns Mortgage Securities, Inc. 1996-8, Class B3, 8.00%, 11/25/2027	$568,980
85,704	[2]	C-BASS ABS, LLC Series 1997-1, Class A1, 5.65%, 2/1/2017	85,490
46,819		C-BASS ABS, LLC Series 1998-3, Class AF, 6.50%, 1/25/2033	48,625
923,390	[2]	C-BASS ABS, LLC Series 1999-3, Class B1, 6.67%, 2/3/2029	856,158
85,704	[2]	GE Capital Mortgage Services, Inc. 1994-3, Class B4, 6.50%, 1/25/2024	69,053
1,000,000		GSR Mortgage Loan Trust 2002-5, Class A1B, 3.605%, 1/25/2032	1,018,088
1,000,000		GSR Mortgage Loan Trust 2002-9, Class A2B, 3.419%, 10/25/2032	1,005,780
816,500		Headlands Mortgage Securities Inc. 1997-1, Class B3, 7.75%, 3/25/2027	814,492
132,019		Homeside Mortgage Securities, Inc. 1998-1, Class A2, 6.75%, 2/25/2028	132,101
900,000	[2]	Mellon Residential Funding Corp 1998-TBC1, Class B4, 6.59%, 10/25/2028	770,949
1,258,000	[2]	Mellon Residential Funding Corp. 1999-TBC1, Class B4, 6.42%, 1/25/2029	1,049,926
213,846		PNC Mortgage Securities Corp. 1999-9, Class 3A1, 7.22%, 10/25/2029	214,091
196,354	[2]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.82%, 10/26/2023	154,758
740,404		Residential Accredit Loans, Inc. 2001-QS3, Class NB1, 7.25%, 3/25/2031	759,381
538,203		Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	581,943
122,021	[2,3]	SMFC Trust Asset-Backed Certificates 1997-A, Class B1- 4, 5.06%, 1/28/2027	95,139
274,032		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	277,024

		TOTAL	9,788,658

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $10,073,718)	10,150,801

		CORPORATE BONDS--19.9%
		Aerospace & Defense--1.4%
1,000,000	[4]	Boeing Capital Corp., Sr. Note, 5.65%, 5/15/2006	1,049,070
750,000		Raytheon Co., Note, 6.30%, 3/15/2005	794,730

		TOTAL	1,843,800

		Air Transportation--1.1%
1,350,000		Southwest Airlines Co., Unsecd. Note, 8.75%, 10/15/2003	1,432,512

		Automotive--0.7%
1,000,000	[2,3]	Dana Corp., Note, 7.25%, 12/16/2002	996,250

		Broadcast Radio & TV--0.4%
500,000	[4]	Clear Channel Communications, Inc., Sr. Note, 7.25%, 9/15/2003	505,625

		Ecological Services & Equipment--0.8%
1,000,000		WMX Technologies, Inc., Unsecd. Note, 6.38%, 12/1/2003	1,014,530

Principal Amount			Value
		CORPORATE BONDS--continued
		Finance - Automotive--1.5%
$1,000,000	[4]	Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	$994,730
1,000,000	[4]	General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	1,027,620

		TOTAL	2,022,350

		Finance - Retail--0.7%
1,000,000	[4]	Household Finance Corp., Note, 6.50%, 1/24/2006	1,004,600

		Financial Intermediaries--2.3%
750,000		Amvescap PLC, Company Guarantee, 6.60%, 5/15/2005	816,045
803,565		BellSouth Savings & Security ESOP Trust, Note, 9.125%, 7/1/2003	831,497
1,365,000	[4]	Salomon Smith Barney Holdings, Inc., Note, 7.00%, 3/15/2004	1,453,383

		TOTAL	3,100,925

		Food & Drug Retailers--1.6%
1,000,000		Albertsons, Inc., Sr. Note, 6.55%, 8/1/2004	1,066,660
1,000,000		Safeway, Inc., Sr. Note, 6.85%, 9/15/2004	1,071,240

		TOTAL	2,137,900

		Forest Products--1.5%
1,000,000	[4]	Fort James Corp., Note, 6.70%, 11/15/2003	950,000
1,000,000	[2,3]	Weyerhaeuser Co., Unsecd. Note, 5.50%, 3/15/2005	1,038,410

		TOTAL	1,988,410

		Insurance--0.2%
250,000		HSB Group, Inc., Company Guarantee, Series B, 2.77%, 7/15/2027	235,465

		Oil & Gas--0.8%
1,000,000		Conoco, Inc., Sr. Note, 5.90%, 4/15/2004	1,053,560

		Real Estate--0.7%
858,000	[4]	EOP Operating LP, Sr. Note, 6.50%, 1/15/2004	893,143

		Retailers--0.8%
1,000,000	[4]	Wal-Mart Stores, Inc., 4.15%, 6/15/2005	1,046,540

		Technology Services--0.8%
1,000,000		International Business Machines Corp., Note, 4.125%, 6/30/2005	1,022,940

		Telecommunications & Cellular--3.1%
1,000,000	[4]	AT&T Corp., Global Bond, 5.63%, 3/15/2004	992,500
1,000,000		Citizens Utilities Co., Deb., 6.80%, 8/15/2026	982,200
1,000,000		GTE North, Inc., Deb., Series E, 6.40%, 2/15/2005	1,052,890
Principal Amount			Value
		CORPORATE BONDS--continued
		Telecommunications & Cellular--continued
$1,000,000		Intermedia Communications, Inc., Sr. Disc. Note (Series B), 12.25%, 3/1/2009	$95,000
1,000,000	[2,3]	Verizon Wireless, Inc., Note, 2.22%, 12/17/2003	947,780

		TOTAL	4,070,370

		Utilities--1.5%
1,000,000	[2,3]	Conectiv, Inc., 3.30%, 2/28/2003	1,002,000
1,000,000		PSEG Power LLC, Company Guarantee, 6.88%, 4/15/2006	1,010,360

		TOTAL	2,012,360

		TOTAL CORPORATE BONDS (IDENTIFIED COST $26,934,728)	26,381,280

		U.S. GOVERNMENT AGENCIES--3.0%
500,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	560,250
3,000,000		Federal National Mortgage Association, Note, 5.13%, 2/13/2004	3,137,040
143,152		Government National Mortgage Association ARM, 8902, 30 Year, 6.38%, 1/20/2022	145,780
55,047		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	60,071
134,215		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	149,398

		TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $3,868,250)	4,052,539

		U.S. TREASURY OBLIGATIONS--7.8%
		U.S. Treasury Notes--7.8%
1,122,000		4.75%, 2/15/2004	1,171,301
250,000		5.375%, 6/30/2003	257,328
8,000,000		5.75%, 11/15/2005	8,888,240

		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $9,768,082)	10,316,869

Shares			Value
		MUTUAL FUNDS--15.9%
16,446,494		Prime Value Obligations Fund, Class IS	$16,446,494
794,523		High Yield Bond Portfolio	4,719,465

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $21,745,131)	21,165,959

		TOTAL INVESTMENTS (IDENTIFIED COST $134,141,550)[5]	$132,553,425

1 Because of monthly principal payments, the average lives of the asset-backed securities, collateralized mortgage obligations and certain government agency securities are less than the indicated periods.

2 Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At September 30, 2002, these securities amounted to $20,573,590 which represents 15.5% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $10,006,378, which represents 7.5% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

4 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

5 The cost of investments for federal tax purposes amounts to $134,188,618. The net unrealized depreciation of investments on a federal tax basis amounts to $1,635,193 which is comprised of $3,122,023 appreciation and $4,757,216 depreciation at September 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($132,894,177) at September 30, 2002.

The following acronym is used throughout this portfolio:

ARM	--Adjustable Rate Mortgage

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2002

Assets:
Total investments in securities, at value (identified cost $134,141,550)		$132,553,425
Cash		627
Income receivable		868,978
Receivable for investments sold		64,325
Receivable for shares sold		214,230
Collateral for securities lending		6,866,650

TOTAL ASSETS		140,568,235

Liabilities:
Payable for shares redeemed	$410,109
Income distribution payable	385,020
Payable for securities lending	6,866,650
Accrued expenses	12,279

TOTAL LIABILITIES		7,674,058

Net assets for 13,858,976 shares outstanding		$132,894,177

Net Assets Consist of:
Paid in capital		$138,513,604
Net unrealized depreciation of investments		(1,588,125)
Accumulated net realized loss on investments		(4,042,437)
Undistributed net investment income		11,135

TOTAL NET ASSETS		$132,894,177

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$96,711,532 ÷ 10,085,840 shares outstanding		$9.59

Institutional Service Shares:
$36,182,645 ÷ 3,773,136 shares outstanding		$9.59

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2002

Investment Income:
Dividends			$773,967
Interest			7,302,171

TOTAL INCOME			8,076,138

Expenses:
Investment adviser fee		$549,312
Administrative personnel and services fee		155,000
Custodian fees		14,551
Transfer and dividend disbursing agent fees and expenses		59,964
Directors'/Trustees' fees		3,203
Auditing fees		7,282
Legal fees		5,811
Portfolio accounting fees		59,119
Distribution services fee--Institutional Service Shares		86,200
Shareholder services fee--Institutional Shares		257,120
Shareholder services fee--Institutional Service Shares		86,200
Share registration costs		32,946
Printing and postage		28,342
Insurance premiums		1,095
Taxes		9,466
Miscellaneous		1,931

TOTAL EXPENSES		1,357,542

Waivers and Reimbursement:
Waiver of investment adviser fee	$(433,668)
Waiver of transfer and dividend disbursing agent fees and expenses	(6,250)
Waiver of distribution services fee--Institutional Service Shares	(68,960)
Waiver of shareholder services fee--Institutional Shares	(257,120)
Reimbursement of investment adviser fee	(1,254)

TOTAL WAIVERS AND REIMBURSEMENT		(767,252)

Net expenses			590,290

Net investment income			7,485,848

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(3,168,030)
Net change in unrealized appreciation of investments			(3,451,191)

Net realized and unrealized loss on investments			(6,619,221)

Change in net assets resulting from operations			$866,627

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,485,848	$7,411,034
Net realized gain (loss) on investments	(3,168,030)	161,088
Net change in unrealized appreciation/depreciation on investments	(3,451,191)	3,242,763

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	866,627	10,814,885

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,735,670)	(6,531,786)
Institutional Service Shares	(1,806,437)	(1,045,821)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,542,107)	(7,577,607)

Share Transactions:
Proceeds from sale of shares	64,793,850	71,565,650
Net asset value of shares issued to shareholders in payment of distributions declared	1,608,850	1,384,627
Cost of shares redeemed	(53,697,304)	(46,728,278)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	12,705,396	26,221,999

Change in net assets	6,029,916	29,459,277

Net Assets:
Beginning of period	126,864,261	97,404,984

End of period (including undistributed net investment income of $11,135 and $19,241, respectively)	$132,894,177	$126,864,261

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2002

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Duration Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to book and tax differences. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
$48,153	$(48,153)

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

As of September 30, 2002, the tax composition of dividends was as follows:

Ordinary income	$7,542,107

Long-term capital gains	--

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 396,738

Undistributed long-term capital gains	--

Unrealized depreciation	(1,645,331)

At year end, there were no significant differences between GAAP basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the tax treatment of wash sale loss deferrals.

At September 30, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $682,774, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$452,948

2009	$229,826

Additionally, net capital losses of $3,315,491 attributable to security transactions incurred after October 31, 2001, are treated as arising on October 1, 2002, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$6,632,799	$6,866,650

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each restricted security held at September 30, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost
Banco National de Mexico SA, Credit Card Merchant Voucher Receivables Master Trust (Series 1996-A), Class A1, 6.25%, 12/1/2003	1/9/1997	$ 38,450

Bayview Financial Acquisition Trust 1998-1, Class MII3, 3.26%, 5/25/2029	5/14/1998	368,120

Bayview Financial Acquisition Trust 1998-1, Class MII4, 3.56%, 5/25/2029	6/2/1998	428,878

Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	5/2/2002	617,736

C-BASS ABS, LLC Series 1997-1, Class A1, 5.65%, 2/1/2017	2/25/1997	88,366

C-BASS ABS, LLC Series 1999-3, Class B1, 6.67%, 2/3/2029	7/9/1999	755,881

Circuit City Credit Card Master Trust 2000-1, Class CTF, 3.02%, 2/15/2006	2/23/2000	500,000

Embarcadero Aircraft Securitization Trust 2000-A, Class A1, 2.30%, 8/15/2025	8/17/2000	2,000,000

First USA Credit Card Master Trust 1999-1, Class C, 6.42%, 10/19/2006	2/6/2002	1,496,869

GE Capital Mortgage Services, Inc. 1994-3, Class B4, 6.50%, 1/25/2024	7/10/1997	59,037

Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	3/22/2002	801,747

Long Beach Asset Holdings Corp. 2001-3, Note, 7.87%, 9/25/2031	10/2/2001	410,249

Mellon Residential Funding Corp. 1998-TBC1, Class B4, 6.59%, 10/25/2028	12/16/1998	741,557

Mellon Residential Funding Corp. 1999-TBC1, Class B4, 6.42%, 1/25/2029	3/12/1999	1,002,910

Merit Securities Corp. 12-1, Class B, 7.98%, 7/28/2033	9/2/1999	1,247,235

Option One Mortgage Securities Corp. 2001-3, Class CTFS, 9.66%, 9/26/2031	8/15/2001	225,409

Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	5/14/1998	29,544

Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	9/9/1998	90,617

Resecuritization Mortgage Trust 1998-A, Class B3, 7.82%, 10/26/2023	2/12/1999	169,171

Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	3/5/1998	121,047

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At September 30, 2002, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

Year Ended September 30	2002		2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,860,625	$37,989,037	4,801,586	$47,536,172
Shares issued to shareholders in payment of distributions declared	93,186	912,300	98,672	979,701
Shares redeemed	(3,850,369)	(37,689,632)	(3,884,990)	(38,557,254)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	103,442	$1,211,705	1,015,268	$9,958,619

Year Ended September 30	2002		2001
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,713,387	$26,804,813	2,408,596	$24,029,478
Shares issued to shareholders in payment of distributions declared	71,144	696,550	40,720	404,926
Shares redeemed	(1,627,648)	(16,007,672)	(816,345)	(8,171,024)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,156,883	$11,493,691	1,632,971	$16,263,380

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,260,325	$12,705,396	2,648,239	$26,221,999

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term securities (and in-kind contributions), for the year ended September 30, 2002, were as follows:

Purchases	$55,454,483

Sales	$56,230,519

Purchases and sales of long-term U.S. government securities for the year ended September 30, 2002, were as follows:

Purchases	$5,561,836

Sales	$5,163,076

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund did not designate any long-term capital gain dividends for the year ended September 30, 2002.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED LIMITED DURATION FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Limited Duration Fund (the "Fund") as of September 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended September 30, 2002 and 2001, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Limited Duration Fund as of September 30, 2002, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 13, 2002

Board of Directors and Corporation Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1993	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC (prior to 9/1/97).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Corporation	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT

Joseph M. Balestrino is Vice President of the Fund. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

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A Statement of Additional Information (SAI) dated November 30, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Federated Limited Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-7115

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

Cusip 31428Q408

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G01744-01-IS (11/02)

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Federated Investors
World-Class Investment Manager

Federated Limited Duration Fund

A Portfolio of Federated Total Return Series, Inc.

PROSPECTUS

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November 30, 2002

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INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide total return by investing primarily in a diversified portfolio of domestic fixed income securities with an average portfolio duration of three years or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 12

What Do Shares Cost? 15

How is the Fund Sold? 15

How to Purchase Shares 16

How to Redeem Shares 18

Account and Share Information 20

Who Manages the Fund? 21

Financial Information 22

Independent Auditors' Report 42

Board of Directors and Corporation Officers 43

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that income will comprise the largest component of its total return.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a diversified portfolio of domestic fixed income securities. The Fund's investment adviser (Adviser) seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the sectors that the Adviser expects to offer the best balance between total return and risk.

Although the value of the Fund's shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar-weighted average duration to three years or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities due to the potential prepayment of higher interest mortgages.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Liquidity Risks. The fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
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  Risks Associated with Noninvestment Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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The Fund's Institutional Service Shares total return for the nine-month period from January 1, 2002 to September 30, 2002 was 0.65%.

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Within the period shown in the bar chart, the Fund's Institutional Service Shares highest quarterly return was 2.92% (quarter ended September 30, 2001). Its lowest quarterly return was (0.26)% (quarter ended December 31, 2001).

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Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Institutional Service Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 1-3 Year Treasury Index (ML1-3T), a broad-based index tracking short-term U.S. government securities with maturities between 1 and 2.99 years, the Merrill Lynch 1-3 Year Corporate Index (ML1-3C), a broad-based market capitalization weighted index including fixed-coupon domestic investment grade corporate bonds with at least $100 million par amount outstanding, and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA), an average of funds with similar investment objectives. Index and average returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes and averages are unmanaged, and it is not possible to invest directly in an index or average.

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(For the periods ended December 31, 2001)

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	1 Year 	5 Years	Start of Performance[1]
Institutional Service Shares:
Return Before Taxes	6.63%	6.15%	6.32%
Return After Taxes on Distributions[2]	4.15%	3.56%	3.70%
Return After Taxes on Distributions and Sale of Fund Shares[2]	4.01%	3.62%	3.74%
ML1-3T	8.30%	6.59%	6.62%
ML1-3C	9.58%	7.08%	7.12%
LSIGDFA	7.38%	6.13%	6.26%

1 The Fund's Institutional Service Shares start of performance date was October 1, 1996.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED LIMITED DURATION FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee	0.25%
Other Expenses[4]	0.28%
Total Annual Fund Operating Expenses	1.18%

1 Although not contractually obligated to do so, the Adviser, distributor and transfer and dividend disbursing agent waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended September 30, 2002.

Total Waivers of Fund Expenses	0.53%
Total Actual Annual Fund Operating Expenses (after waivers)	0.65%

2 The Adviser has voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.08% for the fiscal year ended September 30, 2002.

3 A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.05% for the fiscal year ended September 30, 2002.

4 The transfer and dividend disbursing agent voluntarily waived certain operating expenses of the Fund. This voluntary waiver can be terminated at any time. Total other expenses paid by the Fund (after the voluntary waiver) were 0.27% for the fiscal year ended September 30, 2002.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$120

3 Years	$375

5 Years	$649

10 Years	$1,432

What are the Fund's Investment Strategies?

The Fund invests primarily in a diversified portfolio of domestic, investment grade fixed income securities. The Fund's Adviser actively manages the Fund's portfolio within a portfolio duration limitation to attempt to construct a portfolio of securities offering attractive risk-adjusted returns over a portfolio of comparable Treasury securities. As a matter of investment policy, the Adviser manages the Fund's share price volatility attributable to interest rate risk by limiting the dollar-weighted average modified duration of its portfolio securities to three years or less. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follows this strategy section.

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The Adviser attempts to select securities offering attractive risk-adjusted yields over comparable Treasury securities. Corporate and asset backed securities offer higher returns compared to Treasury securities to compensate for their additional risks, such as credit risk. Mortgage backed securities, which often have nominal credit risk, have higher yields due to their risk that the principal will be repaid faster than expected if the underlying mortgages are prepaid. In selecting securities, the Adviser seeks the higher relative returns of corporate and asset backed (including mortgage backed) securities, while attempting to limit or manage their additional credit or prepayment risks.

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The Adviser's investment process first allocates the Fund's portfolio among different fixed income sectors. The Adviser makes a greater allocation of the Fund's portfolio to those sectors that the Adviser expects to offer the best balance between total return and risk and thus offer the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators to arrive at what the adviser believes the yield "spread" should be of each security type. (The spread is the difference between the yield of a security versus the yield of a comparable U.S. Treasury security.)

Securities are selected by weighing projected spreads against the spreads at which securities can currently be purchased. The Adviser also analyzes the credit risks and prepayment risks of individual securities in order to complete the analysis.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that support the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

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The Adviser attempts to manage the Fund's credit risk by selecting securities that make default in the payment of principal and interest less likely. The Adviser looks at a variety of factors, including macroeconomic analysis and corporate earnings analysis, among others, to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes a company's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return. The Fund may invest a portion of its portfolio in noninvestment grade fixed income securities, which are rated BB or lower by nationally recognized statistical rating organizations (NRSROs). The noninvestment grade securities in which the Fund invests generally pay higher interest rates as compensation for the greater default risk attached to the securities.

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Within the Fund's three-year portfolio duration constraint, the Adviser may further manage interest rate risk by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the U.S. Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates, and assess relative risks and the impact of market interest rates on particular securities, will be successful.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund principally invests.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass- through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

Asset Backed Securities

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Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of pass-through instruments or asset-backed bonds. Asset backed securities generally have prepayment risks.

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DERIVATIVE CONTRACTS

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts:

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names.

INTEREST RATE SWAPS

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period.

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Investing in Securities of Other Investment Companies

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The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. The Fund may invest in mortgage backed and high yield securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

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Investment Ratings for Noninvestment Grade Securities

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Noninvestment grade securities, also known as junk bonds, are rated below BBB by NRSROs. These bonds have greater market, credit and liquidity risks than investment grade securities.

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Investment Ratings for Investment Grade Securities

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. All other things being equal, an increase in the spread will cause the price of the security to decline.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

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RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

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Securities rated below investment grade, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares. The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Service Shares and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Randall S. Bauer

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Randall S. Bauer has been the Fund's Portfolio Manager since inception. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

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Robert E. Cauley

Robert E. Cauley has been the Fund's Portfolio Manager since March 1999. Mr. Cauley joined Federated in 1996 as a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser and has been a Portfolio Manager since 1997. Mr. Cauley has been a Vice President of the Adviser since 1999. Mr. Cauley was a member of the Asset-Backed Structuring Group at Lehman Brothers Holding, Inc. from 1994 to 1996. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.

Mark E. Durbiano

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Mark E. Durbiano has been the Fund's Portfolio Manager for the high yield corporate bonds asset category of the Fund since inception. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 42.

Year Ended September 30	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$10.07	$ 9.79	$ 9.88	$10.23	$10.13
Income From Investment Operations:
Net investment income	0.52	0.64	0.67	0.60	0.67
Net realized and unrealized gain (loss) on investments	(0.48)	0.27	(0.11)	(0.35)	0.12

TOTAL FROM INVESTMENT OPERATIONS	0.04	0.91	0.56	0.25	0.79

Less Distributions:
Distributions from net investment income	(0.52)	(0.63)	(0.65)	(0.60)	(0.67)
Distributions from net realized gain on investments	--	--	--	--	(0.02)

TOTAL DISTRIBUTIONS	(0.52)	(0.63)	(0.65)	(0.60)	(0.69)

Net Asset Value, End of Period	$ 9.59	$10.07	$ 9.79	$ 9.88	$10.23

Total Return[2]	0.39%	9.62%	5.86%	2.57%	7.53%

Ratios to Average Net Assets:

Expenses	0.65%	0.65%	0.65%	0.65%	0.62%

Net investment income	5.20%	6.16%	6.82%	6.09%	6.03%

Expense waiver/reimbursement[3]	0.53%	0.57%	0.68%	0.86%	1.94%

Supplemental Data:

Net assets, end of period (000 omitted)	$36,183	$26,345	$9,625	$8,749	$11,905

Portfolio turnover	49%	35%	34%	53%	64%

1 Beginning with the year ended September 30, 1999, the Fund was audited by Deloite & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

September 30, 2002

Principal Amount			Value
		ASSET-BACKED SECURITIES--45.5%[1]
		Automotive--15.2%
$1,010,880		AmSouth Auto Trust 2000-1, Class A3, 6.67%, 7/15/2004	$1,028,247
1,000,000		Carmax Auto Owner Trust 2002-1, Class A3, 3.59%, 6/15/2006	1,026,207
1,000,000		Chase Manhattan Auto Owner Trust 2002-B, Class A3, 3.58%, 5/15/2006	1,023,670
3,000,000		DaimlerChrysler Auto Trust 2000-E, Class A3, 6.11%, 11/8/2004	3,071,130
1,000,000		DaimlerChrysler Master Owner Trust 2002-A, Class A, 1.88%, 5/15/2007	1,000,074
1,330,964	[2,3]	First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	1,351,767
59,430		Fleetwood Credit Corp. Grantor Trust 1996-B, Class A, 6.90%, 3/15/2012	60,809
1,000,000		Honda Auto Receivables Owner Trust 2002-1, Class A3, 3.50%, 10/17/2005	1,020,830
1,000,000		Honda Auto Receivables Owner Trust 2002-2, Class A3, 2/15/2006	1,025,580
1,500,000	[2,3]	Hyundai Auto Receivables Trust 2002-A, Class A3, 2.80%, 2/15/2007	1,513,710
155,837		Key Auto Finance Trust 1999-1, Class C, 7.08%, 1/15/2007	159,665
1,910,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	2,063,736
1,000,000		MMCA Automobile Trust 2000-2, Class B, 7.42%, 8/15/2005	1,071,692
876,678		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	912,518
578,798		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	602,453
227,332		Navistar Financial Corp. Owner Trust 2000-B, Class A3, 6.67%, 11/15/2004	228,583
1,000,000		Navistar Financial Corp. Owner Trust 2002-A, Class B, 4.95%, 4/15/2009	1,033,940
32,832	[2]	Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	33,117
98,998	[2]	Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	99,839
159,762		Paragon Auto Receivables Owner Trust 1999-A, Class A, 5.95%, 11/15/2005	161,619
610,621		Toyota Auto Receivables Owner Trust 2000-B, Class A3, 6.76%, 8/15/2004	620,800
1,000,000		Toyota Auto Receivables Owner Trust 2002-B, Class A3, 3.76%, 6/15/2006	1,028,100

		TOTAL	20,138,086

		Credit Card--8.6%
41,990	[2]	Banco Nacional de Mexico SA, Credit Card Merchant Voucher Receivables Master Trust (Series 1996-A), Class A1, 6.25%, 12/1/2003	42,131
500,000	[2]	Circuit City Credit Card Master Trust 2000-1, Class CTF, 3.02%, 2/15/2006	501,400
1,000,000		Citibank Credit Card Master Trust 2002-C1, Class C1, 2.76%, 2/9/2009	1,002,130
1,446,667		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	1,473,025
1,440,000	[2]	First USA Credit Card Master Trust 1999-1, Class C, 6.42%, 10/19/2006	1,506,485
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued[1]
		Credit Card--continued
$1,900,000		J.C. Penney Master Credit Card Trust (Series E), Class A, 5.50%, 6/15/2007	$1,967,906
1,000,000	[2,3]	MBNA Master Credit Card Trust 1999-M, Class C, 7.45%, 4/16/2007	1,084,260
1,000,000		MBNA Master Credit Card Trust 2000-A, Class A, 7.35%, 7/16/2007	1,112,960
1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	1,664,805
1,000,000	[2,3]	Providian Master Trust 1999-1, Class C, 7.35%, 1/15/2009	1,083,262

		TOTAL	11,438,364

		Home Equity Loan--11.9%
12,500,000		ACE Securities Corp. 2001-HE1, Class AIO, 6.00%, 8/20/2004	820,125
10,000,000		Ameriquest Mortgage Securities, Inc. 2002-3, Class S, 6.00%, 8/25/2032	1,057,200
1,413,993		Asset Backed Funding Certificate 2001-AQ1, Class A3, 5.75%, 4/20/2027	1,427,228
2,000,000		Asset Backed Funding Certificate 2002-WF2, Class A2, 2.86%, 9/25/2004	2,002,500
14,038,461		Centex Home Equity 2002-B, Class AIO, 6.00%, 11/25/2003	541,042
17,500,000		Centex Home Equity 2002-C, Class AIO, 6.00%, 8/25/2004	875,000
61,384		Countrywide Asset-Backed Certificates 1999-1, Class AF2, 6.16%, 9/25/2025	61,936
686,498		EQCC Home Equity Loan Trust 1996-3, Class A6, 7.40%, 12/15/2019	725,154
167,021		EQCC Home Equity Loan Trust 1997-2, Class A7, 6.89%, 2/15/2020	170,682
1,720,578		EQCC Home Equity Loan Trust 1999-2, Class A3F, 6.347%, 8/25/2022	1,788,816
307,764		Green Tree Home Improvement Loan Trust 1995-C, Class B1, 7.20%, 7/15/2020	306,828
481,015		Green Tree Home Improvement Loan Trust 1997-C, Class B2, 7.59%, 8/15/2028	330,597
1,345,737		Green Tree Home Improvement Loan Trust 1998-D, Class HEA5, 6.32%, 8/15/2029	1,363,689
92,200		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	95,215
157,186		Independent National Mortgage Corp. Home Equity 1997-A, Class BF, 7.39%, 10/25/2028	159,903
410,314	[2]	Long Beach Asset Holdings Corp. 2001-3, Note, 7.87%, 9/25/2031	404,930
912,392		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	960,256
147,214		New Century Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	122,188
225,429	[2]	Option One Mortgage Securities Corp. 2001-3, Class CTFS, 9.66%, 9/26/2031	225,682
10,000,000	[2,3]	Quest Trust 2002 - X1, Class S, 5.25%, 11/25/2004	893,800
124,837	[2]	Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	122,909
141,095		Saxon Asset Securities Trust 2000-2, Class AV1, 2.07%, 7/25/2030	141,380
17,197,452		Saxon Asset Securities Trust 2001-3, Class AIO, 6.25%, 4/25/2004	1,167,879

		TOTAL	15,764,939

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued[1]
		Machinery & Equipment--0.1%
$123,962		Case Equipment Loan Trust 1999-A, Class B, 5.96%, 8/15/2005	$124,596

		Manufactured Housing--3.5%
1,213,638		Conseco Finance Securitization Corp. 2000-5, Class A2, 7.06%, 2/1/2032	1,225,787
250,000		Green Tree Financial Corp. 1996-2, Class B1, 7.55%, 4/15/2027	152,358
1,250,000		Green Tree Financial Corp. 1997-3, Class B1, 7.51%, 3/15/2028	567,575
1,000,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	305,330
1,275,000	[2]	Merit Securities Corp. 12-1, Class B, 7.98%, 7/28/2033	905,250
1,000,000		Merit Securities Corp. 13, Class A4, 7.88%, 12/28/2033	1,062,835
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 4.41%, 6/7/2016	498,196

		TOTAL	4,717,331

		Utilities--3.7%
1,500,000		CPL Transition Funding LLC 2002-1, Class A1, 3.54%, 1/15/2007	1,529,190
682,126		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A5, 6.19%, 9/25/2005	697,569
1,000,000		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	1,092,290
1,500,000		Peco Energy Transition Trust 1999-A, Class A4, 5.80%, 3/1/2007	1,598,925

		TOTAL	4,917,974

		Other--2.5%
2,000,000	[2]	Embarcadero Aircraft Securitization Trust 2000-A, Class A1, 2.30%, 8/15/2025	1,600,000
829,955	[2]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	852,455
613,000		Green Tree Home Improvement Loan Trust 1996-F, Class HIB2, 7.70%, 11/15/2027	475,976
420,975		Tobacco Settlement Revenue Management Authority, 2001-A, Class A, 7.67%, 5/15/2016	456,256

		TOTAL	3,384,687

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $61,751,641)	60,485,977

		COLLATERALIZED MORTGAGE OBLIGATIONS--7.6%
		Government Agency--0.3%
346,625		Federal National Mortgage Association 1993-32, Class H, 6.00%, 3/25/2023	362,143

		Non-Agency Mortgage--7.3%
368,120	[2]	Bayview Financial Acquisition Trust 1998-1, Class MII3, 3.26%, 5/25/2029	319,631
428,878	[2]	Bayview Financial Acquisition Trust 1998-1, Class MII4, 3.56%, 5/25/2029	315,225
5,153,000	[2]	Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	651,824
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$570,261		Bear Stearns Mortgage Securities, Inc. 1996-8, Class B3, 8.00%, 11/25/2027	$568,980
85,704	[2]	C-BASS ABS, LLC Series 1997-1, Class A1, 5.65%, 2/1/2017	85,490
46,819		C-BASS ABS, LLC Series 1998-3, Class AF, 6.50%, 1/25/2033	48,625
923,390	[2]	C-BASS ABS, LLC Series 1999-3, Class B1, 6.67%, 2/3/2029	856,158
85,704	[2]	GE Capital Mortgage Services, Inc. 1994-3, Class B4, 6.50%, 1/25/2024	69,053
1,000,000		GSR Mortgage Loan Trust 2002-5, Class A1B, 3.605%, 1/25/2032	1,018,088
1,000,000		GSR Mortgage Loan Trust 2002-9, Class A2B, 3.419%, 10/25/2032	1,005,780
816,500		Headlands Mortgage Securities Inc. 1997-1, Class B3, 7.75%, 3/25/2027	814,492
132,019		Homeside Mortgage Securities, Inc. 1998-1, Class A2, 6.75%, 2/25/2028	132,101
900,000	[2]	Mellon Residential Funding Corp 1998-TBC1, Class B4, 6.59%, 10/25/2028	770,949
1,258,000	[2]	Mellon Residential Funding Corp. 1999-TBC1, Class B4, 6.42%, 1/25/2029	1,049,926
213,846		PNC Mortgage Securities Corp. 1999-9, Class 3A1, 7.22%, 10/25/2029	214,091
196,354	[2]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.82%, 10/26/2023	154,758
740,404		Residential Accredit Loans, Inc. 2001-QS3, Class NB1, 7.25%, 3/25/2031	759,381
538,203		Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	581,943
122,021	[2,3]	SMFC Trust Asset-Backed Certificates 1997-A, Class B1- 4, 5.06%, 1/28/2027	95,139
274,032		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	277,024

		TOTAL	9,788,658

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $10,073,718)	10,150,801

		CORPORATE BONDS--19.9%
		Aerospace & Defense--1.4%
1,000,000	[4]	Boeing Capital Corp., Sr. Note, 5.65%, 5/15/2006	1,049,070
750,000		Raytheon Co., Note, 6.30%, 3/15/2005	794,730

		TOTAL	1,843,800

		Air Transportation--1.1%
1,350,000		Southwest Airlines Co., Unsecd. Note, 8.75%, 10/15/2003	1,432,512

		Automotive--0.7%
1,000,000	[2,3]	Dana Corp., Note, 7.25%, 12/16/2002	996,250

		Broadcast Radio & TV--0.4%
500,000	[4]	Clear Channel Communications, Inc., Sr. Note, 7.25%, 9/15/2003	505,625

		Ecological Services & Equipment--0.8%
1,000,000		WMX Technologies, Inc., Unsecd. Note, 6.38%, 12/1/2003	1,014,530

Principal Amount			Value
		CORPORATE BONDS--continued
		Finance - Automotive--1.5%
$1,000,000	[4]	Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	$994,730
1,000,000	[4]	General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	1,027,620

		TOTAL	2,022,350

		Finance - Retail--0.7%
1,000,000	[4]	Household Finance Corp., Note, 6.50%, 1/24/2006	1,004,600

		Financial Intermediaries--2.3%
750,000		Amvescap PLC, Company Guarantee, 6.60%, 5/15/2005	816,045
803,565		BellSouth Savings & Security ESOP Trust, Note, 9.125%, 7/1/2003	831,497
1,365,000	[4]	Salomon Smith Barney Holdings, Inc., Note, 7.00%, 3/15/2004	1,453,383

		TOTAL	3,100,925

		Food & Drug Retailers--1.6%
1,000,000		Albertsons, Inc., Sr. Note, 6.55%, 8/1/2004	1,066,660
1,000,000		Safeway, Inc., Sr. Note, 6.85%, 9/15/2004	1,071,240

		TOTAL	2,137,900

		Forest Products--1.5%
1,000,000	[4]	Fort James Corp., Note, 6.70%, 11/15/2003	950,000
1,000,000	[2,3]	Weyerhaeuser Co., Unsecd. Note, 5.50%, 3/15/2005	1,038,410

		TOTAL	1,988,410

		Insurance--0.2%
250,000		HSB Group, Inc., Company Guarantee, Series B, 2.77%, 7/15/2027	235,465

		Oil & Gas--0.8%
1,000,000		Conoco, Inc., Sr. Note, 5.90%, 4/15/2004	1,053,560

		Real Estate--0.7%
858,000	[4]	EOP Operating LP, Sr. Note, 6.50%, 1/15/2004	893,143

		Retailers--0.8%
1,000,000	[4]	Wal-Mart Stores, Inc., 4.15%, 6/15/2005	1,046,540

		Technology Services--0.8%
1,000,000		International Business Machines Corp., Note, 4.125%, 6/30/2005	1,022,940

		Telecommunications & Cellular--3.1%
1,000,000	[4]	AT&T Corp., Global Bond, 5.63%, 3/15/2004	992,500
1,000,000		Citizens Utilities Co., Deb., 6.80%, 8/15/2026	982,200
1,000,000		GTE North, Inc., Deb., Series E, 6.40%, 2/15/2005	1,052,890
Principal Amount			Value
		CORPORATE BONDS--continued
		Telecommunications & Cellular--continued
$1,000,000		Intermedia Communications, Inc., Sr. Disc. Note (Series B), 12.25%, 3/1/2009	$95,000
1,000,000	[2,3]	Verizon Wireless, Inc., Note, 2.22%, 12/17/2003	947,780

		TOTAL	4,070,370

		Utilities--1.5%
1,000,000	[2,3]	Conectiv, Inc., 3.30%, 2/28/2003	1,002,000
1,000,000		PSEG Power LLC, Company Guarantee, 6.88%, 4/15/2006	1,010,360

		TOTAL	2,012,360

		TOTAL CORPORATE BONDS (IDENTIFIED COST $26,934,728)	26,381,280

		U.S. GOVERNMENT AGENCIES--3.0%
500,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	560,250
3,000,000		Federal National Mortgage Association, Note, 5.13%, 2/13/2004	3,137,040
143,152		Government National Mortgage Association ARM, 8902, 30 Year, 6.38%, 1/20/2022	145,780
55,047		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	60,071
134,215		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	149,398

		TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $3,868,250)	4,052,539

		U.S. TREASURY OBLIGATIONS--7.8%
		U.S. Treasury Notes--7.8%
1,122,000		4.75%, 2/15/2004	1,171,301
250,000		5.375%, 6/30/2003	257,328
8,000,000		5.75%, 11/15/2005	8,888,240

		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $9,768,082)	10,316,869

Shares			Value
		MUTUAL FUNDS--15.9%
16,446,494		Prime Value Obligations Fund, Class IS	$16,446,494
794,523		High Yield Bond Portfolio	4,719,465

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $21,745,131)	21,165,959

		TOTAL INVESTMENTS (IDENTIFIED COST $134,141,550)[5]	$132,553,425

1 Because of monthly principal payments, the average lives of the asset-backed securities, collateralized mortgage obligations and certain government agency securities are less than the indicated periods.

2 Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At September 30, 2002, these securities amounted to $20,573,590 which represents 15.5% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $10,006,378, which represents 7.5% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

4 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

5 The cost of investments for federal tax purposes amounts to $134,188,618. The net unrealized depreciation of investments on a federal tax basis amounts to $1,635,193 which is comprised of $3,122,023 appreciation and $4,757,216 depreciation at September 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($132,894,177) at September 30, 2002.

The following acronym is used throughout this portfolio:

ARM	--Adjustable Rate Mortgage

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2002

Assets:
Total investments in securities, at value (identified cost $134,141,550)		$132,553,425
Cash		627
Income receivable		868,978
Receivable for investments sold		64,325
Receivable for shares sold		214,230
Collateral for securities lending		6,866,650

TOTAL ASSETS		140,568,235

Liabilities:
Payable for shares redeemed	$410,109
Income distribution payable	385,020
Payable for securities lending	6,866,650
Accrued expenses	12,279

TOTAL LIABILITIES		7,674,058

Net assets for 13,858,976 shares outstanding		$132,894,177

Net Assets Consist of:
Paid in capital		$138,513,604
Net unrealized depreciation of investments		(1,588,125)
Accumulated net realized loss on investments		(4,042,437)
Undistributed net investment income		11,135

TOTAL NET ASSETS		$132,894,177

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$96,711,532 ÷ 10,085,840 shares outstanding		$9.59

Institutional Service Shares:
$36,182,645 ÷ 3,773,136 shares outstanding		$9.59

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2002

Investment Income:
Dividends			$773,967
Interest			7,302,171

TOTAL INCOME			8,076,138

Expenses:
Investment adviser fee		$549,312
Administrative personnel and services fee		155,000
Custodian fees		14,551
Transfer and dividend disbursing agent fees and expenses		59,964
Directors'/Trustees' fees		3,203
Auditing fees		7,282
Legal fees		5,811
Portfolio accounting fees		59,119
Distribution services fee--Institutional Service Shares		86,200
Shareholder services fee--Institutional Shares		257,120
Shareholder services fee--Institutional Service Shares		86,200
Share registration costs		32,946
Printing and postage		28,342
Insurance premiums		1,095
Taxes		9,466
Miscellaneous		1,931

TOTAL EXPENSES		1,357,542

Waivers and Reimbursement:
Waiver of investment adviser fee	$(433,668)
Waiver of transfer and dividend disbursing agent fees and expenses	(6,250)
Waiver of distribution services fee--Institutional Service Shares	(68,960)
Waiver of shareholder services fee--Institutional Shares	(257,120)
Reimbursement of investment adviser fee	(1,254)

TOTAL WAIVERS AND REIMBURSEMENT		(767,252)

Net expenses			590,290

Net investment income			7,485,848

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(3,168,030)
Net change in unrealized appreciation of investments			(3,451,191)

Net realized and unrealized loss on investments			(6,619,221)

Change in net assets resulting from operations			$866,627

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,485,848	$7,411,034
Net realized gain (loss) on investments	(3,168,030)	161,088
Net change in unrealized appreciation/depreciation on investments	(3,451,191)	3,242,763

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	866,627	10,814,885

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,735,670)	(6,531,786)
Institutional Service Shares	(1,806,437)	(1,045,821)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,542,107)	(7,577,607)

Share Transactions:
Proceeds from sale of shares	64,793,850	71,565,650
Net asset value of shares issued to shareholders in payment of distributions declared	1,608,850	1,384,627
Cost of shares redeemed	(53,697,304)	(46,728,278)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	12,705,396	26,221,999

Change in net assets	6,029,916	29,459,277

Net Assets:
Beginning of period	126,864,261	97,404,984

End of period (including undistributed net investment income of $11,135 and $19,241, respectively)	$132,894,177	$126,864,261

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2002

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Duration Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to book and tax differences. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
$48,153	$(48,153)

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

As of September 30, 2002, the tax composition of dividends was as follows:

Ordinary income	$7,542,107

Long-term capital gains	--

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 396,738

Undistributed long-term capital gains	--

Unrealized depreciation	(1,645,331)

At year end, there were no significant differences between GAAP basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the tax treatment of wash sale loss deferrals.

At September 30, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $682,774, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$452,948

2009	$229,826

Additionally, net capital losses of $3,315,491 attributable to security transactions incurred after October 31, 2001, are treated as arising on October 1, 2002, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$6,632,799	$6,866,650

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each restricted security held at September 30, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost
Banco National de Mexico SA, Credit Card Merchant Voucher Receivables Master Trust (Series 1996-A), Class A1, 6.25%, 12/1/2003	1/9/1997	$ 38,450

Bayview Financial Acquisition Trust 1998-1, Class MII3, 3.26%, 5/25/2029	5/14/1998	368,120

Bayview Financial Acquisition Trust 1998-1, Class MII4, 3.56%, 5/25/2029	6/2/1998	428,878

Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	5/2/2002	617,736

C-BASS ABS, LLC Series 1997-1, Class A1, 5.65%, 2/1/2017	2/25/1997	88,366

C-BASS ABS, LLC Series 1999-3, Class B1, 6.67%, 2/3/2029	7/9/1999	755,881

Circuit City Credit Card Master Trust 2000-1, Class CTF, 3.02%, 2/15/2006	2/23/2000	500,000

Embarcadero Aircraft Securitization Trust 2000-A, Class A1, 2.30%, 8/15/2025	8/17/2000	2,000,000

First USA Credit Card Master Trust 1999-1, Class C, 6.42%, 10/19/2006	2/6/2002	1,496,869

GE Capital Mortgage Services, Inc. 1994-3, Class B4, 6.50%, 1/25/2024	7/10/1997	59,037

Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	3/22/2002	801,747

Long Beach Asset Holdings Corp. 2001-3, Note, 7.87%, 9/25/2031	10/2/2001	410,249

Mellon Residential Funding Corp. 1998-TBC1, Class B4, 6.59%, 10/25/2028	12/16/1998	741,557

Mellon Residential Funding Corp. 1999-TBC1, Class B4, 6.42%, 1/25/2029	3/12/1999	1,002,910

Merit Securities Corp. 12-1, Class B, 7.98%, 7/28/2033	9/2/1999	1,247,235

Option One Mortgage Securities Corp. 2001-3, Class CTFS, 9.66%, 9/26/2031	8/15/2001	225,409

Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	5/14/1998	29,544

Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	9/9/1998	90,617

Resecuritization Mortgage Trust 1998-A, Class B3, 7.82%, 10/26/2023	2/12/1999	169,171

Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	3/5/1998	121,047

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At September 30, 2002, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

Year Ended September 30	2002		2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,860,625	$37,989,037	4,801,586	$47,536,172
Shares issued to shareholders in payment of distributions declared	93,186	912,300	98,672	979,701
Shares redeemed	(3,850,369)	(37,689,632)	(3,884,990)	(38,557,254)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	103,442	$1,211,705	1,015,268	$9,958,619

Year Ended September 30	2002		2001
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,713,387	$26,804,813	2,408,596	$24,029,478
Shares issued to shareholders in payment of distributions declared	71,144	696,550	40,720	404,926
Shares redeemed	(1,627,648)	(16,007,672)	(816,345)	(8,171,024)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,156,883	$11,493,691	1,632,971	$16,263,380

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,260,325	$12,705,396	2,648,239	$26,221,999

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term securities (and in-kind contributions), for the year ended September 30, 2002, were as follows:

Purchases	$55,454,483

Sales	$56,230,519

Purchases and sales of long-term U.S. government securities for the year ended September 30, 2002, were as follows:

Purchases	$5,561,836

Sales	$5,163,076

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund did not designate any long-term capital gain dividends for the year ended September 30, 2002.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED LIMITED DURATION FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Limited Duration Fund (the "Fund") as of September 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended September 30, 2002 and 2001, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Limited Duration Fund as of September 30, 2002, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 13, 2002

Board of Directors and Corporation Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1993	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC (prior to 9/1/97).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Corporation	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT

Joseph M. Balestrino is Vice President of the Fund. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

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A Statement of Additional Information (SAI) dated November 30, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Federated Limited Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-7115

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

Cusip 31428Q309

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G01744-02-SS (11/02)

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Federated Limited Duration Fund

A Portfolio of Federated Total Return Series, Inc.

STATEMENT OF ADDITIONAL INFORMATION

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November 30, 2002

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INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated Limited Duration Fund--Institutional Shares and Institutional Service Shares (Fund), dated November 30, 2002. Obtain the prospectuses and the Annual Report's Management's Discussion of Fund Performance without charge by calling 1-800-341-7400.

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Federated
World-Class Investment Manager
Federated Limited Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

G01744-03 (11/02)

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

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CONTENTS

How is the Fund Organized? 1

Securities in Which the Fund Invests 1

What Do Shares Cost? 7

How is the Fund Sold? 7

Subaccounting Services 8

Redemption in Kind 8

Account and Share Information 9

Tax Information 9

Who Manages and Provides Services to the Fund? 10

How Does the Fund Measure Performance? 15

Who is Federated Investors, Inc.? 17

Investment Ratings 18

Addresses 20

How is the Fund Organized?

The Fund is a diversified portfolio of Federated Total Return Series, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on October 11, 1993. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. The Fund changed its name from Federated Total Return Limited Duration Fund to Federated Limited Duration Fund on May 14, 1997.

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The Board of Directors (the "Board") has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).

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Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

The Fund invests in the following types of fixed income securities, in addition to those described in the prospectus.

Corporate Debt Securities

The Fund invests in the following corporate debt securities, in addition to those described in the prospectus.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Municipal Securities

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

Mortgage Backed Securities

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The Fund may invest in mortgage backed securities by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

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COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

In addition to the Sequential CMOs described in the prospectus, the Fund invests in the following CMOs:

PACs, TACs and Companion Classes

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs and POs

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CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

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Floaters and Inverse Floaters

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as the London Interbank Offer Rate (LIBOR). The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z Classes and Residual Classes

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities

Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Credit Enhancement

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Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser often evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

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Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks. The Fund may invest more than 10% in foreign securities.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

Hedging

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Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the use of derivatives contracts with different terms. Consequently, hedging transactions may not eliminate all risks even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

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DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts:

Futures Contracts

The Fund may buy and sell the following types of futures contracts: financial futures; foreign currency forward contracts; and futures on securities indices.

Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

  buy call options on financial and foreign currency futures contracts in anticipation of an increase in the value of the underlying asset;
  buy put options on portfolio securities, financial and foreign currency futures contracts in anticipation of a decrease in the value of the underlying asset; and
  buy or write options to close out existing options positions.

The Fund may also write call options on portfolio securities, financial and foreign currency futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

The Fund may also write put options on financial and foreign currency futures contracts to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

Swaps

Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS

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As described in the prospectus, the Fund enters into interest rate swaps. One example of an interest rate swap is a $10 million LIBOR swap which would require one party to pay the equivalent of the LIBOR interest rate (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

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CURRENCY SWAPS

Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.

CAPS AND FLOORS

Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

TOTAL RETURN SWAPS

Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

SPECIAL TRANSACTIONS

Repurchase Agreements

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Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

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Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

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Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements

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The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements ("Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings ("Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

The Fund may invest in mortgage backed and high yield securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Call Risks

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks

  Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Associated with Complex CMOs

  CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

Currency Risks

  Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
  The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Euro Risks

  The Fund may make investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.
  With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

Risks of Foreign Investing

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is to provide total return. The investment objective may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

Selling Short or Buying on Margin

The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money

The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: margin deposits for the purchase and sale of financial futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

Investing in Real Estate

The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Investing in Commodities

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.

Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Lending Cash or Securities

The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies and limitations.

Concentration of Investments

The Fund will not invest 25% or more of the value of its total assets in any one industry (other than securities issued by the U.S. government, its agencies or instrumentalities).

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940 (1940 Act). The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Restricted and Illiquid Securities

The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, interest rate swaps, non-negotiable fixed time deposits with maturities over seven days, and certain restricted securities not determined by the Directors to be liquid.

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For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

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DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
  for all other securities at fair value as determined in good faith by the Board.

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Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

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What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS

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Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

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Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding Shares of all series entitled to vote.

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As of November 1, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: JASCO & Co., Indiana, PA, owned approximately 713,793 Shares (19.31%); US Clearing, New York, NY, owned approximately 374,503 Shares (10.13%); Security National Trust Co., Wheeling, WV, owned approximately 225,411 Shares (6.10%); and MRT Stock Company, Gainesville, TX, owned approximately 203,074 Shares (5.50%).

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As of November 1, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares: JAS & Co., St. Cloud, MN, owned approximately 2,608,143 Shares (26.15%); Grand Old Co., Zanesville, OH, owned approximately 1,065,866 Shares (10.69%); Black & Co., Boston MA, owned approximately 1,062,463 Shares (10.65%); and North Fork Bank, Mattituck, NY, owned approximately 639,056 Shares (6.41%).

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Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

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The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

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The Fund is entitled to a loss carryforward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

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FOREIGN INVESTMENTS

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If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

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Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

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If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

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If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

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Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS

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The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises four portfolios and the Federated Fund Complex consists of44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios.

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As of November 1, 2002, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

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INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

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Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Corporation and Federated Fund Complex (past calendar year)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1993	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd. Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Position: President, Federated Investment Counseling.

		$0	$0

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center. Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America. Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.	$325.25	$117,117.17

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Corporation and Federated Fund Complex (past calendar year)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh. Previous Position: Senior Partner, Ernst & Young LLP.	$357.78	$128,847.72

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 Tamiami Trail North Naples, FL DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida. Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$357.78	$128,847.66

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide). Previous Position: Partner, Andersen Worldwide SC.	$357.78	$126,923.53

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College. Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$325.25	$115,368.16

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993	Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant. Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$325.25	$117,117.14

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00). Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$357.78	$128,847.66

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray. Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$384.45	$117,117.14

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Corporation and Federated Fund Complex (past calendar year)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.	$325.25	$117,117.17

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor). Previous Position: Vice President, Walsh & Kelly, Inc.	$325.25	$117,117.17

OFFICERS**

Name Birth Date Address Positions Held with Corporation	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER

Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT

Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

** Officers do not receive any compensation from the Fund.

Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Director of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	John F. Donahue John E. Murray, Jr., J.D., S.J.D.

In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Corporation in such manner as the Executive Committee shall deem to be in the best interests of the Corporation. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Directors, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.

One

Audit	Thomas G. Bigley John T. Conroy, Jr. Nicholas P. Constantakis Charles F. Mansfield, Jr.

The Audit Committee reviews and recommends to the full Board the independent auditors to be selected to audit the Fund's financial statements; meets with the independent auditors periodically to review the results of the audits and reports the results to the full Board; evaluates the independence of the auditors, reviews legal and regulatory matters that may have a material effect on the financial statements, related compliance policies and programs, and the related reports received from regulators; reviews the Fund's internal audit function; reviews compliance with the Fund's code of conduct/ethics; reviews valuation issues; monitors inter-fund lending transactions; reviews custody services and issues and investigates any matters brought to the Committee's attention that are within the scope of its duties.

Four

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BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2001

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Interested Board Member Name	Dollar Range of Shares Owned in Fund	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
John F. Donahue	None 	Over $100,000

J. Christopher Donahue	None	Over $100,000

Lawrence D. Ellis, M.D.	None 	Over $100,000

Independent Board Member Name
Thomas G. Bigley	None 	Over $100,000

John T. Conroy, Jr.	None 	Over $100,000

Nicholas P. Constantakis	None	Over $100,000

John F. Cunningham	None 	Over $100,000

Peter E. Madden	None 	Over $100,000

Charles F. Mansfield, Jr.	None	$50,001 - $100,000

John E. Murray, Jr., J.D., S.J.D.	None 	Over $100,000

Marjorie P. Smuts	None	Over $100,000

John S. Walsh	None	Over $100,000

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

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As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long-term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the Federated fund family.

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In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

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The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

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The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

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The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

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The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only fund offered by Federated.

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Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

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Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

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Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

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The independentauditorsfor the Fund, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

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FEES PAID BY THE FUND FOR SERVICES

For the Year Ended September 30	2002	2001	2000
Advisory Fee Earned	$549,312	$458,875	$322,300

Advisory Fee Reduction	433,668	420,978	322,300

Advisory Fee Reimbursement	1,254	473	381

Brokerage Commissions	0	0	0

Administrative Fee	155,000	155,000	155,000

12b-1 Fee:

Institutional Service Shares	17,240	--	--

Shareholder Services Fee:

Institutional Shares	0	--	--

Institutional Service Shares	86,200	--	--

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

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The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

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The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

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Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

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AVERAGE ANNUAL TOTAL RETURNS AND YIELD

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Total returns are given for the one-year, five-years and Start of Performance periods ended September 30, 2002.

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Yield is given for the 30-day period ended September 30, 2002.

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	30-Day Period	1 Year	5 Years	Start of Performance on 10/1/1996
Institutional Shares:

Total Return
Before Taxes	NA	 0.69%	5.45%	5.92%
After Taxes on Distributions	NA	(1.46)%	2.83%	3.26%
After Taxes on Distributions and Sale of Shares	NA	 0.41%	3.05%	3.41%
Yield	4.57%	NA	NA	NA

	30-Day Period	1 Year	5 Years	Start of Performance on 10/1/1996
Institutional Service Shares:

Total Return
Before Taxes	NA	 0.39%	5.14%	5.62%
After Taxes on Distributions	NA	(1.64)%	2.65%	3.09%
After Taxes on Distributions and Sale of Shares	NA	 0.23%	2.86%	3.24%
Yield	4.27%	NA	NA	NA

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

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The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

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YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Merrill Lynch 1-3 Year U.S. Treasury Index

Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

Merrill Lynch 1-3 Year Corporate Index

Merrill Lynch 1-3 Year Corporate Index is a market capitalization weighted index including fixed-coupon domestic investment grade corporate bonds with at least $100 million par amount outstanding. Both interest and price return are calculated daily based on an accrued schedule and trader pricing. Quality range is BBB3-AAA. Maturities for all bonds are more than one year and less than three years. Yankees, Canadians and all Structured Notes are excluded.

Lehman Brothers High Yield Index

Lehman Brothers High Yield Index covers the universe of fixed rate, publicly issued, noninvestment grade debt registered with the SEC. All bonds included in the High Yield Index must be dollar- denominated and nonconvertible and have at least one year remaining to maturity and an outstanding par value of at least $100 million. Generally securities must be rated Ba1 or lower by Moody's Investors Service, including defaulted issues. If no Moody's rating is available, bonds must be rated BB+ or lower by S&P; and if no S&P rating is available, bonds must be rated below investment grade by Fitch Investor's Service. A small number of unrated bonds is included in the index; to be eligible they must have previously held a high-yield rating or have been associated with a high-yield issuer, and must trade accordingly.

Lipper, Inc.

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Lipper, Inc. ranks funds in various categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "Short Intermediate Grade Bond Funds" category in advertising and sales literature.

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Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

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In the municipal sector, as of December 31, 2001, Federated managed 12 bond funds with approximately $2.3 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

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Equity Funds

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In the equity sector, Federated has more than 31 years' experience. As of December 31, 2001, Federated managed 40 equity funds totaling approximately $20.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

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Corporate Bond Funds

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In the corporate bond sector, as of December 31, 2001, Federated managed 11 money market funds and 30bond funds with assets approximating $62.3 billion and $5.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

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Government Funds

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In the government sector, as of December 31, 2001, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.6 billion, $2.0 billion, $1.2 billion and $55.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately$35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately$50 billion in government funds within these maturity ranges.

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Money Market Funds

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In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.4 billion in assets across 54 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $55.2 billion, $62.3 billion, $18.5 billion and $34.6 million, respectively.

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The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity--Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income--William D. Dawson III is responsible for overseeing the management of Federated's domestic and international fixed income and high yield products.

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MUTUAL FUND MARKET

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Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

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FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

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Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

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Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

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C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

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MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS

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AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

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AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

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FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS

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AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  Leading market positions in well-established industries;
  High rates of return on funds employed;
  Conservative capitalization structure with moderate reliance on debt and ample asset protection;
  Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

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FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS

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FITCH-1-- (Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-- (Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED LIMITED DURATION FUND

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Federated Investors
World-Class Investment Manager

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

PROSPECTUS

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November 30, 2002

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INSTITUTIONAL SHARES

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A mutual fund seeking to provide total return by investing primarily in a diversified portfolio of mortgage backed securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 14

What Do Shares Cost? 16

How is the Fund Sold? 17

How to Purchase Shares 17

How to Redeem Shares 19

Account and Share Information 21

Who Manages the Fund? 22

Financial Information 23

Independent Auditors' Report 37

Board of Directors and Corporation Officers 38

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide total return. The Fund's total return consists of two components: (1) changes in the market value of its portfolio of securities (both realized and unrealized appreciation); and (2) income received from its portfolio of securities. The Fund expects that income will comprise the largest component of its total return. The Fund seeks to provide the appreciation component of total return by selecting those securities whose prices will, in the opinion of the investment adviser (Adviser), benefit from anticipated changes in economic and market conditions. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in mortgage backed securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. It is possible that issuers of non-governmental mortgage backed securities in which the Fund invests will fail to pay interest or principal on these securities when due, which would result in the Fund losing money.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities due to the potential prepayment of higher interest mortgages.
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  Liquidity Risks. The non-governmental mortgage backed securities and complex collateralized mortgage obligations (CMOs) in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
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  Risks Associated with Complex CMOs. The Fund invests in a form of mortgage backed securities known as CMOs, some of which have complex terms which make them subject to greater interest rate, prepayment and liquidity risks than other mortgage backed securities.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Institutional Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value (NAV).

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The Fund's Institutional Shares total return for the nine-month period from January 1, 2002 to September 30, 2002 was 7.40%.

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Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 4.20% (quarter ended September 30, 2001). Its lowest quarterly return was (0.50)% (quarter ended June 30, 1999).

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Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Mortgage Backed Securities Index (LBMBS), a broad based market index, and the Lipper U.S. Mortgage Fund Category (LUSMFC), an average of funds with similar objectives. The LBMBS is composed of all fixed rate, securitized mortgage pools by GNMA, FNMA and FHLMC, including GNMA Graduated Payment Mortgages. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. Index and average returns do not reflect taxes, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes and averages are unmanaged, and it is not possible to invest directly in an index or average.

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(For the periods ended December 31, 2001)

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Fund	 	1 Year	Start of Performance[1]
Return Before Taxes		8.72%	8.19%
Return After Taxes on Distributions[2]		5.72%	5.04%
Return After Taxes on Distributions and Sale of Fund Shares[2]		5.25%	4.97%
LBMBS	 	8.22%	7.56%
LUSMFC	 	7.37%	6.63%

1 The Fund's Institutional Shares start of performance date was May 31, 1997.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED MORTGAGE FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.85%

1 Although not contractually obligated to do so, the Adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended September 30, 2002.

Total Waivers of Fund Expenses	0.55%
Total Actual Annual Fund Operating Expenses (after waivers)	0.30%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.10% for the fiscal year ended September 30, 2002.

3 The shareholder service fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.00% for the fiscal year ended September 30, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$ 87
3 Years	$ 271
5 Years	$ 471
10 Years	$1,049

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of investment grade, mortgage backed securities. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

Mortgage backed securities generally offer higher relative yields versus comparable U.S. Treasury securities to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on a mortgage loan (or asset backed loan) by the homeowner (or borrower). One important reason for prepayments is changes in market interest rates from the time of loan origination. The Adviser actively manages the Fund's portfolio, seeking the higher relative returns of mortgage securities while attempting to limit the prepayment risk.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayments less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying loans, the prior prepayment history of the loans and the federal agencies or private entities that back the loans. The Adviser attempts to assess the relative returns and risks of mortgage backed securities by analyzing how the timing, amount and division of cash flows from the pool of loans underlying the security might change in response to changing economic and market conditions.

The Adviser selects securities with longer or shorter duration based on its interest rate outlook. The Adviser generally shortens the portfolio's average duration when it expects interest rates to rise, and extends duration when it expects interest rates to fall. Duration measures the price sensitivity of a portfolio of fixed income securities to changes in interest rates. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

The Adviser may use options and futures as a hedge to attempt to protect securities in its portfolio against decreases in value resulting from changes in interest rates. There is no assurance that the Adviser's efforts to forecast market interest rates, assess the impact of market interest rates on particular securities or hedge its portfolio through the use of options and futures will be successful.

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The Adviser may use CMOs to reduce prepayment risk. In addition, the Adviser may use combinations of CMOs and other mortgage backed securities to attempt to provide a higher yielding investment with lower sensitivity to fluctuations in interest rates. The Adviser may also attempt to take advantage of current and potential yield differentials existing from time to time between various mortgage securities in order to increase the Fund's return, and may engage in dollar roll transactions for their potential to enhance income.

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Because the Fund refers to mortgage investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in mortgage investments.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions may not eliminate all risks even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund invests.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

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CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns on any type of mortgage security depend upon the performance of the underlying pool of mortgages, which no one can predict and which will vary among pools. The Fund will invest only in CMOs that are rated A or better by a nationally recognized statistical rating organization (NRSRO).

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SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMOs. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOS AND POS

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

FLOATERS AND INVERSE FLOATERS

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z CLASSES

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments.

Non-Governmental Mortgage Backed Securities

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Non-governmental mortgage backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in non-governmental mortgage backed securities that are rated BBB or higher by an NRSRO.

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Mortgage Related Asset Backed Securities

Asset backed securities are payable from pools of obligations other than first mortgages. Most asset backed securities involve consumer or commercial debts. The Fund will purchase only mortgage related asset backed securities such as home equity loans, secured mortgages and manufactured housing obligations. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs. Also, asset backed securities may be issued by a private entity and, although these securities must be rated investment grade, they present credit risks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts:

Futures Contracts

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

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The Fund may buy/sell the following financial futures contracts:

Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

  buy put options on portfolio securities and financial futures contracts in anticipation of a decrease in the value of the underlying asset;
  buy or write options to close out existing options positions; and
  the Fund may also write call options on portfolio securities and financial futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS

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Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

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SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

TO BE ANNOUNCED SECURITIES (TBAS)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate and credit risks.

Repurchase Agreements

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Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Asset Coverage

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

Investment Ratings for Investment Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

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If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to interest rate changes in the interest paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

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Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

LIQUIDITY RISKS

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Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

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Liquidity risk refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

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OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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RISKS ASSOCIATED WITH COMPLEX CMOS

CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs and Inverse Floaters, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated NAV. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. The Fund does not charge a front-end sales charge.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $100,000.

An account may be opened with a smaller amount as long as the $100,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary or agency capacity or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Donald T. Ellenberger

Donald T. Ellenberger has been the Fund's Portfolio Manager since June 1997. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

Kathleen M. Foody-Malus

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Kathleen M. Foody-Malus has been the Fund's Portfolio Manager since inception. Ms. Foody-Malus joined Federated in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's Adviser since 1993. She was a Portfolio Manager and a Vice President of the Fund's Adviser from 1993 to 1996. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 37.

Year Ended September 30	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$10.31	$ 9.84	$ 9.77	$10.11	$10.26
Income From Investment Operations:
Net investment income	0.60	0.68	0.68	0.67	0.95
Net realized and unrealized gain (loss) on investments	0.23	0.47	0.08	(0.35)	(0.15)

TOTAL FROM INVESTMENT OPERATIONS	0.83	1.15	0.76	0.32	0.80

Less Distributions:
Distributions from net investment income	(0.60)	(0.68)	(0.68)	(0.66)	(0.95)
Distributions from net realized gain on investments	(0.08)	--	(0.01)	--	--

TOTAL DISTRIBUTIONS	(0.68)	(0.68)	(0.69)	(0.66)	(0.95)

Net Asset Value, End of Period	$10.46	$10.31	$ 9.84	$ 9.77	$10.11

Total Return[2]	8.40%	12.03%	8.11%	3.20%	8.25%

Ratios to Average Net Assets:

Expenses	0.30%	0.30%	0.30%	0.30%	0.26%

Net investment income	5.82%	6.63%	7.07%	6.63%	9.42%

Expense waiver/reimbursement[3]	0.55%	0.67%	2.09%	3.65%	7.22%

Supplemental Data:

Net assets, end of period (000 omitted)	$300,613	$139,737	$36,722	$17,049	$5,224

Portfolio turnover	105%	99%	66%	150%	147%

1 Beginning with the year ended September 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

September 30, 2002

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.7%
		Home Equity Loans--1.7%
$736,552		Ameriquest Mortgage Securities 2001-2, 9.000%, 10/25/2031	$725,062
2,000,000		Conseco Finance 2000-D, Class A5, 8.410%, 12/15/2025	2,214,440
1,000,000		Green Tree Financial Corp. 1999-5, 9.200%, 4/1/2031	305,330
689,518		Lehman Structured Securities Corp. 2001-GE3, 6.363%, 5/28/2018	681,760
1,570,418		Lehman Structured Securities Corp. 2002-GE1, Class A, 6.000%, 7/26/2024	1,546,375
182,478		Mellon Bank Home Equity Installment Loan 1998-1, 6.950%, 3/25/2015	192,051
2,311,879		Salomon Brothers Mortgage Sec. VII 4, (Interest Only), 2.457%, 12/25/2027	44,804
306,978		Structured Asset Securities Corp. 2001-8A, 8.000%, 5/25/2031	318,179

		TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $6,627,420)	6,028,001

		LONG-TERM OBLIGATIONS--95.9%
		Federal Home Loan Mortgage Corporation--26.7%
2,456,940		5.500%, 12/1/2028	2,506,841
12,347,113	[1]	6.000%, 2/1/2032 - 11/1/2032	12,698,265
33,609,903	[1]	6.500%, 8/1/2031 - 11/1/2032	34,747,509
30,939,612		7.000%, 3/1/2017 - 4/1/2032	32,416,776
9,556,346		7.500%, 2/1/2027 - 2/1/2031	10,094,861
703,850		8.000%, 3/1/2031	752,683

		TOTAL	93,216,935

		Federal Home Loan Mortgage Corporation REMIC--1.3%
1,619,220		Series 197 (Principal Only), 4/1/2028	1,447,178
1,651,617		Series 2139 (Interest Only), 6.500%, 10/15/2026	174,427
5,377,891		Series 2070 (Interest Only), 6.500%, 7/15/2028	1,264,934
47,795,764		Series 2100 AI, (Interest Only), 1.000%, 6/15/2026	1,557,186

		TOTAL	4,443,725

		Federal National Mortgage Association--60.4%
38,000,000	[1]	5.500%, 7/18/2012 - 11/1/2017	39,322,040
40,010,799	[1,3]	6.000%, 5/1/2016 - 11/1/2032	41,356,692
67,225,947	[1]	6.500%, 2/1/2014 - 11/1/2032	69,832,577
55,981,796		7.000%, 10/1/2014 - 7/1/2032	58,959,640
Principal Amount or Shares			Value
		LONG-TERM OBLIGATIONS--continued
		Federal National Mortgage Association--continued
$1,398,998		7.500%, 4/1/2015 - 12/1/2031	$1,480,823
195,908		8.000%, 12/1/2026	212,315

		TOTAL	211,164,087

		Federal National Mortgage Association REMIC--3.1%
65,242,415		Series GT 99-T2-X,.700%, 1/19/2039	1,505,841
66,408,869		Series 2001-T1-IO1,.795%, 10/25/2040	1,453,026
5,800,000		Series 2001-33-IC, 6.000%, 10/25/2028	1,545,758
3,500,000		Series 2002-W4-A4, 6.250%, 10/25/2028	3,554,705
2,000,000		Series 2002-W3-A4, 6.500%, 9/25/2028	2,237,495
4,280,574		Series 320-2, 7.000%, 3/1/2032	588,579

		TOTAL	10,885,404

		Government National Mortgage Association--4.4%
4,573,577		7.000%, 9/15/2028 - 11/15/2031	4,813,930
4,234,310	[1]	7.500%, 7/15/2030 -- 11/1/2032	4,498,024
5,642,563		8.000%, 4/15/2030 - 11/15/2030	6,057,815

		TOTAL	15,369,769

		TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST $327,769,549)	335,079,920

		MUTUAL FUND--11.0%
38,374,367		Government Obligations Fund, Class IS (At Net Asset Value)	38,374,367

		REPURCHASE AGREEMENTS--33.2%[2]
$3,000,000	[3,4]	Repurchase agreement with UBS Warburg LLC, dated 9/23/2002 due 10/23/2002 at 1.74%, collateralized by U.S. government agencies with various maturities to 2031 (repurchase proceeds $3,004,350)	3,000,000
32,000,000	[3,4]	Repurchase agreement with J.P. Morgan Securities, Inc., dated 9/13/2002 due 10/15/2002 at 1.750%, collateralized by U.S. government agencies with various maturities to 2032 (repurchase proceeds $32,049,778)	32,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[2]
$40,000,000	[3,4]	Repurchase agreement with Goldman Sachs & Co., dated 9/6/2002 due 10/15/2002 at 1.740%, collateralized by U.S. government agencies with various maturities to 2032 (repurchase proceeds $40,075,400)	$40,000,000
41,000,000	[3,4]	Repurchase agreement with Credit Suisse First Boston Corp., dated 9/18/2002 due 10/21/2002 at 1.750%, collateralized by U.S. government agencies with various maturities to 2030 (repurchase proceeds $41,065,771)	41,000,000

		TOTAL REPURCHASE AGREEMENTS (COST OF $116,000,000)	116,000,000

		TOTAL INVESTMENTS (IDENTIFIED COST $488,771,336)[5]	$495,482,288

1 All or a portion of these securities may be subject to dollar roll transactions.

2 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in repurchase agreements are through participation in joint accounts with other Federated funds.

3 All or a portion of these securities are held as collateral for dollar roll transactions.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 The cost of investments for federal tax purposes amounts to $488,771,336. The net unrealized appreciation of investments on a federal tax basis amounts to $6,710,952 which is comprised of $7,939,917 appreciation and $1,228,965 depreciation at September 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($349,508,170) at September 30, 2002.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2002

Assets:
Investments in securities	$379,482,288
Investments in repurchase agreements	116,000,000

Total investments in securities (identified cost $488,771,336)		$495,482,288
Cash		37,289
Income receivable		1,262,558
Receivable for shares sold		510,336

TOTAL ASSETS		497,292,471

Liabilities:
Payable for investments purchased	23,589,817
Payable for shares redeemed	367,015
Income distribution payable	889,813
Payable for dollar roll transactions	122,890,840
Payable to investment adviser	3,597
Accrued expenses	43,219

TOTAL LIABILITIES		147,784,301

Net assets for 33,406,032 shares outstanding		$349,508,170

Net Assets Consist of:
Paid in capital		$339,482,466
Net unrealized appreciation of investments		6,710,952
Accumulated net realized gain on investments		3,421,698
Distributions in excess of net investment income		(106,946)

TOTAL NET ASSETS		$349,508,170

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$300,612,503 ÷ 28,732,623 shares outstanding		$10.46

Institutional Service Shares:
$48,895,667 ÷ 4,673,409 shares outstanding		$10.46

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2002

Investment Income:
Interest (net of dollar roll expense of $993,905)			$14,593,441

Expenses:
Investment adviser fee		$953,101
Administrative personnel and services fee		181,343
Custodian fees		23,386
Transfer and dividend disbursing agent fees and expenses		85,817
Directors'/Trustees' fees		4,077
Auditing fees		10,552
Legal fees		5,437
Portfolio accounting fees		76,823
Distribution services fee--Institutional Service Shares		98,336
Shareholder services fee--Institutional Shares		497,352
Shareholder services fee--Institutional Service Shares		98,336
Share registration costs		42,299
Printing and postage		24,272
Insurance premiums		1,216
Taxes		18,330
Miscellaneous		1,533

TOTAL EXPENSES		2,122,210

Waivers and Reimbursement:
Waiver of investment adviser fee	$(678,682)
Waiver of distribution services fee--Institutional Service Shares	(78,669)
Waiver of shareholder services fee--Institutional Shares	(497,352)
Waiver of transfer and dividend disbursing agent fees and expenses	(12,285)
Reimbursement of investment adviser fee	(10,718)

TOTAL WAIVERS AND REIMBURSEMENT		(1,277,706)

Net expenses			844,504

Net investment income			13,748,937

Realized and Unrealized Gain on Investments:
Net realized gain on investments			3,703,855
Net change in unrealized appreciation of investments			2,763,372

Net realized and unrealized gain on investments			6,467,227

Change in net assets resulting from operations			$20,216,164

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,748,937	$7,841,770
Net realized gain on investments	3,703,855	1,230,433
Net change in unrealized appreciation	2,763,372	3,953,298

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,216,164	13,025,501

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(11,657,345)	(6,534,180)
Institutional Service Shares	(2,189,637)	(1,307,590)
Distributions from net realized gain on investments
Institutional Shares	(1,169,202)	--
Institutional Service Shares	(265,598)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,281,782)	(7,841,770)

Share Transactions:
Proceeds from sale of shares	237,771,887	168,550,461
Net asset value of shares issued to shareholders in payment of distributions declared	5,297,362	2,180,604
Cost of shares redeemed	(71,493,795)	(40,044,979)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	171,575,454	130,686,086

Change in net assets	176,509,836	135,869,817

Net Assets:
Beginning of period	172,998,334	37,128,517

End of period (including distributions in excess of net investment income of $(106,946) and $(8,901), respectively)	$349,508,170	$172,998,334

See Notes which are an integral part of the Financial Statements

Statement of Cash Flows

For the Year Ended September 30, 2002

Increase (Decrease) in Cash
Cash Flows From Operating Activities:
Change in net assets resulting from operations	$20,216,164

Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Used in Operating Activities:
Purchases of investment securities	(1,045,158,290)
Paydown on investment securities	46,278,192
Realized loss on paydowns	550,117
Proceeds from sale of investment securities	1,396,240,004
Net purchases of short-term investment securities	(675,490,090)
Increase in income receivable	(503,741)
Decrease in accrued expenses	(10,118)
Increase in payable to adviser	3,597
Increase in payable for investments purchased	15,453,313
Net realized gain on investments	(3,703,855)
Net amortization/accretion of premium/discount	1,608,598
Net unrealized appreciation on investments	(2,763,372)

NET CASH USED IN OPERATING ACTIVITIES	(247,279,481)

Cash Flows From Financing Activities:
Cash received from dollar roll transactions, net	90,267,773
Proceeds from sale of shares	237,912,462
Cash distributions paid	(9,696,622)
Payment for shares redeemed	(71,167,212)

NET CASH PROVIDED BY FINANCING ACTIVITIES	247,316,401

NET CHANGE IN CASH	36,920

Cash:
Beginning of the period	369

End of the period	$37,289

Supplemental disclosure of cash flow information: Non-cash financing not included herein consists of reinvestment of dividends and distributions of $5,297,362.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2002

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at September 30, 2002.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

As of September 30, 2002, the tax composition of dividends was as follows:

Ordinary income	$15,281,782

Long-term capital gains	--

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,890,886

Undistributed long-term capital gains	313,679

Unrealized appreciation	6,710,952

At year end, there were no significant differences between the GAAP basis and tax basis of components of net assets.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the year ended September 30, 2002 was as follows:

Maximum amount outstanding during the period	$123,009,887

Average outstanding during the period[1]	$48,322,430

Average monthly shares outstanding during the period	23,232,006

Average debt per share outstanding during the period	$2.08

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the year ended September 30, 2002.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At September 30, 2002, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

Year Ended September 30	2002		2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	20,533,479	$211,780,845	12,811,795	$128,743,321
Shares issued to shareholders in payment of distributions declared	421,936	4,344,323	179,415	1,817,812
Shares redeemed	(5,774,748)	(59,492,406)	(3,172,120)	(31,927,557)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	15,180,667	$156,632,762	9,819,090	$98,633,576

Year Ended September 30	2002		2001
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,523,598	$25,991,042	3,949,570	$39,807,140
Shares issued to shareholders in payment of distributions declared	92,631	953,039	35,750	362,792
Shares redeemed	(1,168,355)	(12,001,389)	(801,057)	(8,117,422)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,447,874	$14,942,692	3,184,263	$32,052,510

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	16,628,541	$171,575,454	13,003,353	$130,686,086

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Government Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the year ended September 30, 2002, were as follows:

Purchases	$4,594,515

Sales	$3,895,090

Purchases and sales of long-term U.S. government securities for the year ended September 30, 2002, were as follows:

Purchases	$408,777,380

Sales	$243,027,870

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund did not designate any long-term capital gain dividends for the year ended September 30, 2002.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC.
AND SHAREHOLDERS OF FEDERATED MORTGAGE FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mortgage Fund (the "Fund") as of September 30, 2002, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for the years ended September 30, 2002 and 2001, and the financial highlights for the periods ended September 30, 2002, 2001, 2000, and 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended September 30, 1998 were audited by other auditors whose report dated November 13, 1999, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2002, the results of its operations for the year then ended and cash flows for the year then ended, the changes in its net assets for the years ended September 30, 2002 and 2001, and its financial highlights for the periods ended September 30, 2002, 2001, 2000, and 1999, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 13, 2002

Board of Directors and Corporation Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1993	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC (prior to 9/1/97).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Corporation	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT

Joseph M. Balestrino is Vice President of the Fund. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

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A Statement of Additional Information (SAI) dated November 30, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Federated Mortgage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-7115

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

Cusip 31428Q887

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G01922-01-IS (11/02)

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Federated Investors
World-Class Investment Manager

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

PROSPECTUS

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November 30, 2002

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INSTITUTIONAL SERVICE SHARES

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A mutual fund seeking to provide total return by investing primarily in a diversified portfolio of mortgage backed securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 14

What Do Shares Cost? 16

How is the Fund Sold? 17

How to Purchase Shares 17

How to Redeem Shares 19

Account and Share Information 21

Who Manages the Fund? 22

Financial Information 23

Independent Auditors' Report 37

Board of Directors and Corporation Officers 38

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide total return. The Fund's total return consists of two components: (1) changes in the market value of its portfolio of securities (both realized and unrealized appreciation); and (2) income received from its portfolio of securities. The Fund expects that income will comprise the largest component of its total return. The Fund seeks to provide the appreciation component of total return by selecting those securities whose prices will, in the opinion of the investment adviser (Adviser), benefit from anticipated changes in economic and market conditions. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in mortgage backed securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. It is possible that issuers of non-governmental mortgage backed securities in which the Fund invests will fail to pay interest or principal on these securities when due, which would result in the Fund losing money.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities due to the potential prepayment of higher interest mortgages.
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  Liquidity Risks. The non-governmental mortgage backed securities and complex collateralized mortgage obligations (CMOs) in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
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
  Risks Associated with Complex CMOs. The Fund invests in a form of mortgage backed securities known as CMOs, some of which have complex terms which make them subject to greater interest rate, prepayment and liquidity risks than other mortgage backed securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value (NAV).

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The Fund's Institutional Service Shares total return for the nine-month period from January 1, 2002 to September 30, 2002 was 7.16%.

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Within the period shown in the bar chart, the Fund's Institutional Service Shares highest quarterly return was 4.12% (quarter ended September 30, 2001). Its lowest quarterly return was (0.57)% (quarter ended June 30, 1999).

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Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Service Shares to illustrate the effect of federal taxes on Fund returns. Actual-after tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Mortgage Backed Securities Index (LBMBS), a broad based market index, and the Lipper U.S. Mortgage Fund Category (LUSMFC), an average of funds with similar objectives. The LBMBS is composed of all fixed rate, securitized mortgage pools by GNMA, FNMA and FHLMC, including GNMA Graduated Payment Mortgages. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. Index and average returns do not reflect taxes, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes and averages are unmanaged, and it is not possible to invest directly in an index or average.

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(For the periods ended December 31, 2001)

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Fund	 	1 Year	Start of Performance[1]
Return Before Taxes		8.40%	7.89%
Return After Taxes on Distributions[2]		5.53%	4.86%
Return After Taxes on Distributions and Sale of Fund Shares[2]		5.06%	4.78%
LBMBS	 	8.22%	7.56%
LUSMFC	 	7.37%	6.63%

1 The Fund's Institutional Service Shares start of performance date was May 31, 1997.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED MORTGAGE FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee	0.25%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.10%

1 Although not contractually obligated to do so, the Adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended September 30, 2002.

Total Waivers of Fund Expenses	0.50%
Total Actual Annual Fund Operating Expenses (after waivers)	0.60%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.10% for the fiscal year ended September 30, 2002.

3 A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.05% for the fiscal year ended September 30, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$	112

3 Years	$	350

5 Years	$	606

10 Years	$	1,340

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of investment grade, mortgage backed securities. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

Mortgage backed securities generally offer higher relative yields versus comparable U.S. Treasury securities to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on a mortgage loan (or asset backed loan) by the homeowner (or borrower). One important reason for prepayments is changes in market interest rates from the time of loan origination. The Adviser actively manages the Fund's portfolio, seeking the higher relative returns of mortgage securities while attempting to limit the prepayment risk.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayments less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying loans, the prior prepayment history of the loans and the federal agencies or private entities that back the loans. The Adviser attempts to assess the relative returns and risks of mortgage backed securities by analyzing how the timing, amount and division of cash flows from the pool of loans underlying the security might change in response to changing economic and market conditions.

The Adviser selects securities with longer or shorter duration based on its interest rate outlook. The Adviser generally shortens the portfolio's average duration when it expects interest rates to rise, and extends duration when it expects interest rates to fall. Duration measures the price sensitivity of a portfolio of fixed income securities to changes in interest rates. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

The Adviser may use options and futures as a hedge to attempt to protect securities in its portfolio against decreases in value resulting from changes in interest rates. There is no assurance that the Adviser's efforts to forecast market interest rates, assess the impact of market interest rates on particular securities or hedge its portfolio through the use of options and futures will be successful.

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The Adviser may use CMOs to reduce prepayment risk. In addition, the Adviser may use combinations of CMOs and other mortgage backed securities to attempt to provide a higher yielding investment with lower sensitivity to fluctuations in interest rates. The Adviser may also attempt to take advantage of current and potential yield differentials existing from time to time between various mortgage securities in order to increase the Fund's return, and may engage in dollar roll transactions for their potential to enhance income.

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Because the Fund refers to mortgage investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in mortgage investments.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions may not eliminate all risks even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund invests.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

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CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns on any type of mortgage security depend upon the performance of the underlying pool of mortgages, which no one can predict and which will vary among pools. The Fund will invest only in CMOs that are rated A or better by a nationally recognized statistical rating organization (NRSRO).

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SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMOs. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOS AND POS

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

FLOATERS AND INVERSE FLOATERS

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z CLASSES

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments.

Non-Governmental Mortgage Backed Securities

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Non-governmental mortgage backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in non-governmental mortgage backed securities that are rated BBB or higher by an NRSRO.

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Mortgage Related Asset Backed Securities

Asset backed securities are payable from pools of obligations other than first mortgages. Most asset backed securities involve consumer or commercial debts. The Fund will purchase only mortgage related asset backed securities such as home equity loans, secured mortgages and manufactured housing obligations. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs. Also, asset backed securities may be issued by a private entity and, although these securities must be rated investment grade, they present credit risks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

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Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.

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Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts:

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy/sell the following financial futures contracts:

Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

  buy put options on portfolio securities and financial futures contracts in anticipation of a decrease in the value of the underlying asset;
  buy or write options to close out existing options positions; and
  the Fund may also write call options on portfolio securities and financial futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

TO BE ANNOUNCED SECURITIES (TBAS)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate and credit risks.

Repurchase Agreements

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Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Asset Coverage

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

Investment Ratings for Investment Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

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If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to interest rate changes in the interest paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

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Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

LIQUIDITY RISKS

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Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

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Liquidity risk refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

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OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

RISKS ASSOCIATED WITH COMPLEX CMOS

CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs and Inverse Floaters, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated NAV. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. The Fund does not charge a front-end sales charge.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Service Shares and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Donald T. Ellenberger

Donald T. Ellenberger has been the Fund's Portfolio Manager since June 1997. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

Kathleen M. Foody-Malus

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Kathleen M. Foody-Malus has been the Fund's Portfolio Manager since inception. Ms. Foody-Malus joined Federated in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's Adviser since 1993. She was a Portfolio Manager and a Vice President of the Fund's Adviser from 1993 to 1996. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 37.

Year Ended September 30	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$10.31	$ 9.84	$ 9.77	$10.11	$10.26
Income From Investment Operations:
Net investment income	0.57	0.65	0.66	0.66	0.92
Net realized and unrealized gain (loss) on investments	0.23	0.47	0.07	(0.37)	(0.15)

TOTAL FROM INVESTMENT OPERATIONS	0.80	1.12	0.73	0.29	0.77

Less Distributions:
Distributions from net investment income	(0.57)	(0.65)	(0.65)	(0.63)	(0.92)
Distributions from net realized gain on investments	(0.08)	--	(0.01)	--	--

TOTAL DISTRIBUTIONS	(0.65)	(0.65)	(0.66)	(0.63)	(0.92)

Net Asset Value, End of Period	$10.46	$10.31	$ 9.84	$ 9.77	$10.11

Total Return[2]	8.07%	11.69%	7.79%	2.89%	7.93%

Ratios to Average Net Assets:

Expenses	0.60%	0.60%	0.60%	0.60%	0.48%

Net investment income	5.53%	6.28%	6.72%	6.38%	6.62%

Expense waiver/reimbursement[3]	0.50%	0.62%	2.04%	3.60%	8.52%

Supplemental Data:

Net assets, end of period (000 omitted)	$48,896	$33,261	$406	$529	$15

Portfolio turnover	105%	99%	66%	150%	147%

1 Beginning with the year ended September 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

September 30, 2002

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.7%
		Home Equity Loans--1.7%
$736,552		Ameriquest Mortgage Securities 2001-2, 9.000%, 10/25/2031	$725,062
2,000,000		Conseco Finance 2000-D, Class A5, 8.410%, 12/15/2025	2,214,440
1,000,000		Green Tree Financial Corp. 1999-5, 9.200%, 4/1/2031	305,330
689,518		Lehman Structured Securities Corp. 2001-GE3, 6.363%, 5/28/2018	681,760
1,570,418		Lehman Structured Securities Corp. 2002-GE1, Class A, 6.000%, 7/26/2024	1,546,375
182,478		Mellon Bank Home Equity Installment Loan 1998-1, 6.950%, 3/25/2015	192,051
2,311,879		Salomon Brothers Mortgage Sec. VII 4, (Interest Only), 2.457%, 12/25/2027	44,804
306,978		Structured Asset Securities Corp. 2001-8A, 8.000%, 5/25/2031	318,179

		TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $6,627,420)	6,028,001

		LONG-TERM OBLIGATIONS--95.9%
		Federal Home Loan Mortgage Corporation--26.7%
2,456,940		5.500%, 12/1/2028	2,506,841
12,347,113	[1]	6.000%, 2/1/2032 - 11/1/2032	12,698,265
33,609,903	[1]	6.500%, 8/1/2031 - 11/1/2032	34,747,509
30,939,612		7.000%, 3/1/2017 - 4/1/2032	32,416,776
9,556,346		7.500%, 2/1/2027 - 2/1/2031	10,094,861
703,850		8.000%, 3/1/2031	752,683

		TOTAL	93,216,935

		Federal Home Loan Mortgage Corporation REMIC--1.3%
1,619,220		Series 197 (Principal Only), 4/1/2028	1,447,178
1,651,617		Series 2139 (Interest Only), 6.500%, 10/15/2026	174,427
5,377,891		Series 2070 (Interest Only), 6.500%, 7/15/2028	1,264,934
47,795,764		Series 2100 AI, (Interest Only), 1.000%, 6/15/2026	1,557,186

		TOTAL	4,443,725

		Federal National Mortgage Association--60.4%
38,000,000	[1]	5.500%, 7/18/2012 - 11/1/2017	39,322,040
40,010,799	[1,3]	6.000%, 5/1/2016 - 11/1/2032	41,356,692
67,225,947	[1]	6.500%, 2/1/2014 - 11/1/2032	69,832,577
55,981,796		7.000%, 10/1/2014 - 7/1/2032	58,959,640
Principal Amount or Shares			Value
		LONG-TERM OBLIGATIONS--continued
		Federal National Mortgage Association--continued
$1,398,998		7.500%, 4/1/2015 - 12/1/2031	$1,480,823
195,908		8.000%, 12/1/2026	212,315

		TOTAL	211,164,087

		Federal National Mortgage Association REMIC--3.1%
65,242,415		Series GT 99-T2-X,.700%, 1/19/2039	1,505,841
66,408,869		Series 2001-T1-IO1,.795%, 10/25/2040	1,453,026
5,800,000		Series 2001-33-IC, 6.000%, 10/25/2028	1,545,758
3,500,000		Series 2002-W4-A4, 6.250%, 10/25/2028	3,554,705
2,000,000		Series 2002-W3-A4, 6.500%, 9/25/2028	2,237,495
4,280,574		Series 320-2, 7.000%, 3/1/2032	588,579

		TOTAL	10,885,404

		Government National Mortgage Association--4.4%
4,573,577		7.000%, 9/15/2028 - 11/15/2031	4,813,930
4,234,310	[1]	7.500%, 7/15/2030 -- 11/1/2032	4,498,024
5,642,563		8.000%, 4/15/2030 - 11/15/2030	6,057,815

		TOTAL	15,369,769

		TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST $327,769,549)	335,079,920

		MUTUAL FUND--11.0%
38,374,367		Government Obligations Fund, Class IS (At Net Asset Value)	38,374,367

		REPURCHASE AGREEMENTS--33.2%[2]
$3,000,000	[3,4]	Repurchase agreement with UBS Warburg LLC, dated 9/23/2002 due 10/23/2002 at 1.74%, collateralized by U.S. government agencies with various maturities to 2031 (repurchase proceeds $3,004,350)	3,000,000
32,000,000	[3,4]	Repurchase agreement with J.P. Morgan Securities, Inc., dated 9/13/2002 due 10/15/2002 at 1.750%, collateralized by U.S. government agencies with various maturities to 2032 (repurchase proceeds $32,049,778)	32,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[2]
$40,000,000	[3,4]	Repurchase agreement with Goldman Sachs & Co., dated 9/6/2002 due 10/15/2002 at 1.740%, collateralized by U.S. government agencies with various maturities to 2032 (repurchase proceeds $40,075,400)	$40,000,000
41,000,000	[3,4]	Repurchase agreement with Credit Suisse First Boston Corp., dated 9/18/2002 due 10/21/2002 at 1.750%, collateralized by U.S. government agencies with various maturities to 2030 (repurchase proceeds $41,065,771)	41,000,000

		TOTAL REPURCHASE AGREEMENTS (COST OF $116,000,000)	116,000,000

		TOTAL INVESTMENTS (IDENTIFIED COST $488,771,336)[5]	$495,482,288

1 All or a portion of these securities may be subject to dollar roll transactions.

2 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in repurchase agreements are through participation in joint accounts with other Federated funds.

3 All or a portion of these securities are held as collateral for dollar roll transactions.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 The cost of investments for federal tax purposes amounts to $488,771,336. The net unrealized appreciation of investments on a federal tax basis amounts to $6,710,952 which is comprised of $7,939,917 appreciation and $1,228,965 depreciation at September 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($349,508,170) at September 30, 2002.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2002

Assets:
Investments in securities	$379,482,288
Investments in repurchase agreements	116,000,000

Total investments in securities (identified cost $488,771,336)		$495,482,288
Cash		37,289
Income receivable		1,262,558
Receivable for shares sold		510,336

TOTAL ASSETS		497,292,471

Liabilities:
Payable for investments purchased	23,589,817
Payable for shares redeemed	367,015
Income distribution payable	889,813
Payable for dollar roll transactions	122,890,840
Payable to investment adviser	3,597
Accrued expenses	43,219

TOTAL LIABILITIES		147,784,301

Net assets for 33,406,032 shares outstanding		$349,508,170

Net Assets Consist of:
Paid in capital		$339,482,466
Net unrealized appreciation of investments		6,710,952
Accumulated net realized gain on investments		3,421,698
Distributions in excess of net investment income		(106,946)

TOTAL NET ASSETS		$349,508,170

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$300,612,503 ÷ 28,732,623 shares outstanding		$10.46

Institutional Service Shares:
$48,895,667 ÷ 4,673,409 shares outstanding		$10.46

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2002

Investment Income:
Interest (net of dollar roll expense of $993,905)			$14,593,441

Expenses:
Investment adviser fee		$953,101
Administrative personnel and services fee		181,343
Custodian fees		23,386
Transfer and dividend disbursing agent fees and expenses		85,817
Directors'/Trustees' fees		4,077
Auditing fees		10,552
Legal fees		5,437
Portfolio accounting fees		76,823
Distribution services fee--Institutional Service Shares		98,336
Shareholder services fee--Institutional Shares		497,352
Shareholder services fee--Institutional Service Shares		98,336
Share registration costs		42,299
Printing and postage		24,272
Insurance premiums		1,216
Taxes		18,330
Miscellaneous		1,533

TOTAL EXPENSES		2,122,210

Waivers and Reimbursement:
Waiver of investment adviser fee	$(678,682)
Waiver of distribution services fee--Institutional Service Shares	(78,669)
Waiver of shareholder services fee--Institutional Shares	(497,352)
Waiver of transfer and dividend disbursing agent fees and expenses	(12,285)
Reimbursement of investment adviser fee	(10,718)

TOTAL WAIVERS AND REIMBURSEMENT		(1,277,706)

Net expenses			844,504

Net investment income			13,748,937

Realized and Unrealized Gain on Investments:
Net realized gain on investments			3,703,855
Net change in unrealized appreciation of investments			2,763,372

Net realized and unrealized gain on investments			6,467,227

Change in net assets resulting from operations			$20,216,164

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,748,937	$7,841,770
Net realized gain on investments	3,703,855	1,230,433
Net change in unrealized appreciation	2,763,372	3,953,298

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,216,164	13,025,501

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(11,657,345)	(6,534,180)
Institutional Service Shares	(2,189,637)	(1,307,590)
Distributions from net realized gain on investments
Institutional Shares	(1,169,202)	--
Institutional Service Shares	(265,598)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,281,782)	(7,841,770)

Share Transactions:
Proceeds from sale of shares	237,771,887	168,550,461
Net asset value of shares issued to shareholders in payment of distributions declared	5,297,362	2,180,604
Cost of shares redeemed	(71,493,795)	(40,044,979)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	171,575,454	130,686,086

Change in net assets	176,509,836	135,869,817

Net Assets:
Beginning of period	172,998,334	37,128,517

End of period (including distributions in excess of net investment income of $(106,946) and $(8,901), respectively)	$349,508,170	$172,998,334

See Notes which are an integral part of the Financial Statements

Statement of Cash Flows

For the Year Ended September 30, 2002

Increase (Decrease) in Cash
Cash Flows From Operating Activities:
Change in net assets resulting from operations	$20,216,164

Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Used in Operating Activities:
Purchases of investment securities	(1,045,158,290)
Paydown on investment securities	46,278,192
Realized loss on paydowns	550,117
Proceeds from sale of investment securities	1,396,240,004
Net purchases of short-term investment securities	(675,490,090)
Increase in income receivable	(503,741)
Decrease in accrued expenses	(10,118)
Increase in payable to adviser	3,597
Increase in payable for investments purchased	15,453,313
Net realized gain on investments	(3,703,855)
Net amortization/accretion of premium/discount	1,608,598
Net unrealized appreciation on investments	(2,763,372)

NET CASH USED IN OPERATING ACTIVITIES	(247,279,481)

Cash Flows From Financing Activities:
Cash received from dollar roll transactions, net	90,267,773
Proceeds from sale of shares	237,912,462
Cash distributions paid	(9,696,622)
Payment for shares redeemed	(71,167,212)

NET CASH PROVIDED BY FINANCING ACTIVITIES	247,316,401

NET CHANGE IN CASH	36,920

Cash:
Beginning of the period	369

End of the period	$37,289

Supplemental disclosure of cash flow information: Non-cash financing not included herein consists of reinvestment of dividends and distributions of $5,297,362.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2002

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at September 30, 2002.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

As of September 30, 2002, the tax composition of dividends was as follows:

Ordinary income	$15,281,782

Long-term capital gains	--

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,890,886

Undistributed long-term capital gains	313,679

Unrealized appreciation	6,710,952

At year end, there were no significant differences between the GAAP basis and tax basis of components of net assets.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the year ended September 30, 2002 was as follows:

Maximum amount outstanding during the period	$123,009,887

Average outstanding during the period[1]	$48,322,430

Average monthly shares outstanding during the period	23,232,006

Average debt per share outstanding during the period	$2.08

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the year ended September 30, 2002.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At September 30, 2002, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

Year Ended September 30	2002		2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	20,533,479	$211,780,845	12,811,795	$128,743,321
Shares issued to shareholders in payment of distributions declared	421,936	4,344,323	179,415	1,817,812
Shares redeemed	(5,774,748)	(59,492,406)	(3,172,120)	(31,927,557)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	15,180,667	$156,632,762	9,819,090	$98,633,576

Year Ended September 30	2002		2001
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,523,598	$25,991,042	3,949,570	$39,807,140
Shares issued to shareholders in payment of distributions declared	92,631	953,039	35,750	362,792
Shares redeemed	(1,168,355)	(12,001,389)	(801,057)	(8,117,422)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,447,874	$14,942,692	3,184,263	$32,052,510

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	16,628,541	$171,575,454	13,003,353	$130,686,086

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Government Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the year ended September 30, 2002, were as follows:

Purchases	$4,594,515

Sales	$3,895,090

Purchases and sales of long-term U.S. government securities for the year ended September 30, 2002, were as follows:

Purchases	$408,777,380

Sales	$243,027,870

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund did not designate any long-term capital gain dividends for the year ended September 30, 2002.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC.
AND SHAREHOLDERS OF FEDERATED MORTGAGE FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mortgage Fund (the "Fund") as of September 30, 2002, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for the years ended September 30, 2002 and 2001, and the financial highlights for the periods ended September 30, 2002, 2001, 2000, and 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended September 30, 1998 were audited by other auditors whose report dated November 13, 1999, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2002, the results of its operations for the year then ended and cash flows for the year then ended, the changes in its net assets for the years ended September 30, 2002 and 2001, and its financial highlights for the periods ended September 30, 2002, 2001, 2000, and 1999, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 13, 2002

Board of Directors and Corporation Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1993	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC (prior to 9/1/97).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Corporation	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT

Joseph M. Balestrino is Vice President of the Fund. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

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A Statement of Additional Information (SAI) dated November 30, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Federated Mortgage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-7115

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

Cusip 31428Q804

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G01922-02-SS (11/02)

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Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

STATEMENT OF ADDITIONAL INFORMATION

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November 30, 2002

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INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated Mortgage Fund (Fund), dated November 30, 2002.

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Obtain the prospectuses and the Annual Report's Management's Discussion of Fund Performance without charge by calling 1-800-341-7400.

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Federated
World-Class Investment Manager
Federated Mortgage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

G01922-03 (11/02)

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

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CONTENTS

How is the Fund Organized? 1

Securities in Which the Fund Invests 1

What Do Shares Cost? 4

How is the Fund Sold? 4

Subaccounting Services 5

Redemption in Kind 5

Account and Share Information 5

Tax Information 5

Who Manages and Provides Services to the Fund? 6

How Does the Fund Measure Performance? 11

Who is Federated Investors, Inc.? 12

Investment Ratings 13

Addresses 16

How is the Fund Organized?

The Fund is a diversified portfolio of Federated Total Return Series, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on October 11, 1993. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. The Fund changed its name from Federated Government Fund to Federated Mortgage Fund on June 30, 1998.

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The Board of Directors (the "Board") has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares. This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).

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Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

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The Fund invests in the following types of fixed income securities, in addition to those described in the prospectus:

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U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

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Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

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The Fund may trade in the following types of derivative contracts:

Futures Contracts

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The Fund may buy/sell the following types of financial futures contracts:

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Options

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As discussed in the prospectus, the Fund may buy or sell options. However, the Fund may not buy or sell futures or related options if the margin deposits and premiums paid for these securities would exceed 5% of the Fund's total assets.

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Swaps

Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS

As described in the prospectus, the Fund enters into interest rate swaps. One example of an interest rate swap is a $10 million London Interbank Offer Rate (LIBOR) swap would require one party to pay the equivalent of the LIBOR of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

CAPS AND FLOORS

Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

SPECIAL TRANSACTIONS

Reverse Repurchase Agreements

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Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. The Fund may borrow an amount up to one third of the Fund's net assets (exclusive of such borrowings) for leverage purposes.

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Securities Lending

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

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Investing in Securities of Other Investment Companies

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The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

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The Fund may invest in mortgage backed securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

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Inter-Fund Borrowing and Lending Arrangements

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The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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FUNDAMENTAL INVESTMENT OBJECTIVE

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The Fund's investment objective is to provide total return. The investment objective may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

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Selling Short and Purchases on Margin

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The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

Borrowing Money

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The Fund will not borrow money, except to the extent permitted under the Investment Company Act of 1940 (1940 Act) (which currently limits borrowings to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices shall not constitute borrowing.

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Diversification

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With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.

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Lending

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The Fund will not lend any assets except portfolio securities. (This will not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by the Fund's investment objective and policies or the Corporation's Articles of Incorporation).

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Issuing Senior Securities

The Fund will not issue senior securities, except as permitted by its investment objective and policies.

Underwriting

The Fund may not underwrite the securities of other issuers, except that it may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise it rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that it may purchase securities of companies that deal in commodities.

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Concentration

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The Fund will not acquire more than 25% of its total assets in securities of issuers having their principal business activities in the same industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

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Illiquid Securities

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The Fund will not invest more than 15% of its net assets in illiquid securities, including certain restricted securities (except for Section 4(2) commercial paper and certain other restricted securities which meet the criteria for liquidity as established by the Directors), non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice.For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

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PORTFOLIO TURNOVER

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Prepayments of mortgage backed securities will cause the Fund to have an increased portfolio turnover rate. Portfolio turnover increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

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DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
  for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS

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Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

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All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

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Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding Shares of all series entitled to vote.

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As of November 1, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Charles Schwab & Co. Inc., San Francisco, CA, owned approximately 4,438,133 Shares (15.27%); Lacross & Co., La Crosse, WI, owned approximately 2,071,579 Shares (7.13%); Boyer & Co. #2039495, Walla Walla, WA, owned approximately 1,608,251 Shares (5.53%); CPF Managed Portfolio III, Pittsburgh, PA, owned approximately 4,036,433 Shares (13.98%); STC & Co., Springfield, MO, owned approximately 3,766,517 Shares (12.96%).

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As of November 1, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares: Baker Boyer National Bank--RPO Baker Boyer Bankcorp 401(k) PSP, owned approximately 311,075 Shares (7.20%); FNB Nominee Co., Indiana, PA, owned approximately 1,691,409 Shares (39.13%); U.S. Clearing--a division of Fleet Securities Inc. for the exclusive benefit of customers, New York, NY, owned approximately 259,228 Shares (6.00%).

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Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS

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The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises four portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios.

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As of November 1, 2002, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

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INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

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Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Corporation and Federated Fund Complex (past calendar year)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1993	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd. Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Position: President, Federated Investment Counseling.

		$0	$0

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center. Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America. Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.	$361.83	$117,117.17

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* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

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INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

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Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Corporation and Federated Fund Complex (past calendar year)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh. Previous Position: Senior Partner, Ernst & Young LLP.	$398.04	$128,847.72

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 Tamiami Trail North Naples, FL DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida. Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$398.04	$128,847.66

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide). Previous Position: Partner, Andersen Worldwide SC (prior to 9/1/97).	$398.04	$126,923.53

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College. Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$361.83	$115,368.16

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993	Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant. Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$361.83	$117,117.14

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00). Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$398.04	$128,847.66

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray. Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$428.05	$117,117.14

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Corporation and Federated Fund Complex (past calendar year)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.	$361.83	$117,117.17

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor). Previous Position: Vice President, Walsh & Kelly, Inc.	$361.83	$117,117.17

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OFFICERS**

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Name Birth Date Address Positions Held with Corporation	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER

Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT

Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

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** Officers do not receive any compensation from the Fund.

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Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Director of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

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COMMITTEES OF THE BOARD

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Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	John F. Donahue John E. Murray, Jr., J.D., S.J.D.

In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Corporation in such manner as the Executive Committee shall deem to be in the best interests of the Corporation. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Directors, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.

One

Audit	Thomas G. Bigley John T. Conroy, Jr. Nicholas P. Constantakis Charles F. Mansfield, Jr.

The Audit Committee reviews and recommends to the full Board the independent auditors to be selected to audit the Fund's financial statements; meets with the independent auditors periodically to review the results of the audits and reports the results to the full Board; evaluates the independence of the auditors, reviews legal and regulatory matters that may have a material effect on the financial statements, related compliance policies and programs, and the related reports received from regulators; reviews the Fund's internal audit function; reviews compliance with the Fund's code of conduct/ethics; review valuation issues; monitors inter-fund lending transactions; reviews custody services and issues and investigates any matters brought to the Committee's attention that are within the scope of its duties.

Four

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BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2001

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Interested Board Member Name	Dollar Range of Shares Owned in Fund	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
John F. Donahue	None 	Over $100,000

J. Christopher Donahue	None	Over $100,000

Lawrence D. Ellis, M.D.	None 	Over $100,000

Independent Board Member Name
Thomas G. Bigley	None 	Over $100,000

John T. Conroy, Jr.	None 	Over $100,000

Nicholas P. Constantakis	None	Over $100,000

John F. Cunningham	None 	Over $100,000

Peter E. Madden	None 	Over $100,000

Charles F. Mansfield, Jr.	None	$50,001 - $100,000

John E. Murray, Jr., J.D., S.J.D.	None 	Over $100,000

Marjorie P. Smuts	None	Over $100,000

John S. Walsh	None	Over $100,000

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

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As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the Federated fund family.

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In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

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The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

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The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

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The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

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The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only fund offered by Federated.

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Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

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Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

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Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

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State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

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TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

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The independent auditor for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

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FEES PAID BY THE FUND FOR SERVICES

For the Year Ended September 30	2002	2001	2000
Advisory Fee Earned	$953,101	$476,492	$73,947

Advisory Fee Reduction	678,682	476,492	73,947

Advisory Fee Reimbursement	10,718	3,784	513

Brokerage Commissions	0	0	0

Administrative Fee	181,343	155,000	155,000

12b-1 Fee:

Institutional Service Shares	19,667	--	--

Shareholder Services Fee:

Institutional Shares	0	--	--

Institutional Service Shares	98,336	--	--

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

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The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

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The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

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Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

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AVERAGE ANNUAL TOTAL RETURNS AND YIELD

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Total returns are given for the one-year, five-year and Start of Performance periods ended September 30, 2002.

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Yield is given for the 30-day period ended September 30, 2002.

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	30-Day Period	1 Year	5 Years	Start of Performance on 5/31/1997
Institutional Shares:
Total Return
Before Taxes	N/A	8.40%	7.96%	8.45%
After Taxes on Distributions	N/A	5.66%	4.92%	5.40%
After Taxes on Distributions and Sale of Shares	N/A	5.07%	4.82%	5.22%
Yield	4.10%	N/A	N/A	N/A
	30-Day Period	1 Year	5 Years	Start of Performance on 5/31/1997
Institutional Service Shares:
Total Return
Before Taxes	N/A	8.07%	7.64%	8.14%
After Taxes on Distributions	N/A	5.46%	4.73%	5.21%
After Taxes on Distributions and Sale of Shares	N/A	4.87%	4.63%	5.04%
Yield	3.79%	N/A	N/A	N/A

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

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The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

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YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

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The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

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The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

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Lipper, Inc.

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Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "U.S. mortgage " category in advertising and sales literature.

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Lehman Brothers Mortgage Backed Securities Index

Lehman Brothers Mortgage Backed Securities Index is composed of all fixed rate, securitized mortgage pools by Federal Home Loan Mortgage Corp. (Freddie Mac), Federal National Mortgage Association (Fannie Mae), and Government National Mortgage Association (GNMA), including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are unmanaged and rebalanced monthly by market capitalization. Investments cannot be made in an index.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

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In the municipal sector, as of December 31, 2001, Federated managed 12 bond funds with approximately $2.3 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

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Equity Funds

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In the equity sector, Federated has more than 31 years' experience. As of December 31, 2001, Federated managed 40 equity funds totaling approximately $20.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

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Corporate Bond Funds

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In the corporate bond sector, as of December 31, 2001, Federated managed 11 money market funds and 30bond funds with assets approximating $62.3 billion and $5.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

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Government Funds

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In the government sector, as of December 31, 2001, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.6 billion, $2.0 billion, $1.2 billion and $55.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately$35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately$50 billion in government funds within these maturity ranges.

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Money Market Funds

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In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.4 billion in assets across 54 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $55.2 billion, $62.3 billion, $18.5 billion and $34.6 million, respectively.

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The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity--Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income--William D. Dawson III is responsible for overseeing the management of Federated's domestic and international fixed income and high yield products.

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MUTUAL FUND MARKET

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Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

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FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

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Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

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Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings

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STANDARD & POOR'S LONG-TERM DEBT RATING DEFINITIONS

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AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS

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AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

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AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

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FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS

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AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

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C--Bonds are imminent default in payment of interest or principal.

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MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  Leading market positions in well-established industries;
  High rates of return on funds employed;
  Conservative capitalization structure with moderate reliance on debt and ample asset protection;
  Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

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STANDARD & POOR'S COMMERCIAL PAPER RATINGS

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A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

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FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS

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FITCH-1-- (Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-- (Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED MORTGAGE FUND

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Federated Investors
World-Class Investment Manager

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

PROSPECTUS

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November 30, 2002

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INSTITUTIONAL SHARES

A mutual fund seeking to provide total return consistent with current income by investing primarily in a diversified portfolio of investment grade debt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 9

What are the Specific Risks of Investing in the Fund? 14

What Do Shares Cost? 17

How is the Fund Sold? 18

How to Purchase Shares 18

How to Redeem Shares 20

Account and Share Information 23

Who Manages the Fund? 24

Financial Information 25

Independent Auditors' Report 51

Board of Directors and Corporation Officers 52

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide total return consistent with current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that income will comprise the largest component of its total return.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests primarily in a diversified portfolio of domestic and foreign investment grade fixed income securities, consisting principally of Treasury and agency securities, corporate debt securities, government and privately issued mortgage backed securities and asset backed securities. The Fund's investment adviser ("Adviser") seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the sector that the Adviser expects to offer the best balance between total return and risk.

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Although the value of the Fund's Shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar weighted average duration to one year or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund may use futures, options and interest rate swaps in an effort to maintain the Fund's targeted duration. Under normal market conditions, the Fund's dollar weighted average maturity is expected to be 18 months or less.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities due to the potential prepayment of higher interest mortgages.
  Call Risks. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
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  Liquidity Risks. The noninvestment grade securities and collateralized mortgage obligations (CMOs) in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
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  Risks Associated with Noninvestment Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
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  Leverage Risks. Certain investments may expose the Fund to a level of risk that exceeds the amount invested. Changes in the value of such investments magnify the Fund's risk of loss and potential for gain.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Shares are sold without a sales charge (load). The total return shown in the bar chart above is based upon net asset value.

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The Fund's Institutional Shares total return for the nine-month period from January 1, 2002 to September 30, 2002 was 1.28%.

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Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 2.01% (quarter ended September 30, 2001). Its lowest quarterly return was 0.71% (quarter ended December 31, 2001).

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Average Annual Total Return Table

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Return Before Taxes is shown for the Fund's Institutional Shares. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 1-Year Treasury Note Index ("ML1T"), a broad-based market index tracking 1 year U.S. government securities. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2001)

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Fund 	1 Year	Start of Performance[1]
Return Before Taxes	6.18%	7.03%
Return After Taxes on Distributions[2]	3.72%	4.32%
Return After Taxes on Distributions and Sale of Fund Shares[2]	3.73%	4.27%
ML1T3	7.28%	7.50%

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1 The Fund's Institutional Shares start of performance date was February 22, 2000.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to Investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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3 Prior to October 1, 2001, the Fund's benchmark index was the Merrill Lynch 1-Year Treasury Bill Index (ML1TB). The ML1TB was no longer published after October 1, 2001. Since the ML1TB is no longer available, the Fund elected to make the ML1T its benchmark index. the ML1T is representative of the securities typically held by the Fund.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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What are the Fund's Fees and Expenses?

FEDERATED ULTRASHORT BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.60%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.97%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended September 30, 2002.

Total Waivers of Fund Expenses	0.60%
Total Actual Annual Fund Operating Expenses (after waivers)	0.37%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee the paid by the Fund (after the voluntary waiver) was 0.25% for the fiscal year ended September 30, 2002.

3 The shareholder services fee was voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.00% for the fiscal year ended September 30, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$ 99
3 Years	$ 309
5 Years	$ 536
10 Years	$1,190

What are the Fund's Investment Strategies?

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The Fund invests in a diversified portfolio of domestic fixed income securities. The Fund's Adviser actively manages the Fund's portfolio seeking to limit fluctuation in the Fund's Share price due to changes in market interest rates while selecting investments that should offer enhanced returns based upon the Adviser's credit analysis. The Adviser limits fluctuation in the Fund's Share price by limiting the dollar-weighted average duration of the Fund's portfolio to one year or less. The Adviser then seeks higher returns through security selection than are possible in a portfolio limited exclusively to very high credit quality securities. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this section.

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The Fund invests primarily in investment grade fixed income securities. Investment grade securities are those rated BBB or higher by a nationally recognized statistical rating organization (NRSRO) or, if the securities are unrated, if they are deemed to be of equal quality by the Adviser. The Adviser attempts to select securities offering attractive risk-adjusted yields over comparable Treasury securities. Corporate and asset backed securities offer higher yields compared to Treasury securities to compensate for their additional risks, such as credit risk. Mortgage backed securities, which often have nominal credit risk, have higher yields due to their risk that the principal will be repaid faster than expected if the underlying mortgages are prepaid. In selecting securities, the Adviser seeks the higher relative returns of corporate and asset backed (including mortgage backed) securities, while attempting to limit or manage their additional credit or prepayment risks.

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The Adviser's investment process first allocates the Fund's portfolio among different fixed income sectors. The Adviser makes a greater allocation of the Fund's portfolio to those sectors that the Adviser expects to offer the best balance between current income and risk and thus offers the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at what the Adviser believes the yield "spread" should be of each security type. (The spread is the difference between the yield of a security versus the yield of a comparable U.S. Treasury security.)

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Securities are selected by weighing projected spreads against the spreads at which the securities can currently be purchased. The Adviser also analyzes the prepayment risks and credit risks of individual securities in order to complete the analysis.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying loans and the federal agencies (if any) that support the loans. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

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The Adviser attempts to manage the Fund's credit risk by selecting securities that make default in the payment of principal and interest less likely. The Adviser analyzes a variety of factors, including macroeconomic analysis and corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes the issuer's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return. In order to enhance returns, the Adviser may purchase lower rated securities, including noninvestment grade securities, that provide better returns than investment grade securities, and foreign securities that provide better returns than domestic securities. There is no assurance that the Adviser's efforts to enhance returns will be successful.

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Within the Fund's one-year portfolio duration constraint, the Adviser may further manage interest rate risk by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. Because the Fund will typically invest in fixed income securities with remaining maturities greater than one year, the Fund will use derivative contracts and certain collateralized mortgage obligations to maintain the Fund's targeted duration. Under normal market conditions, the Fund's dollar-weighted average maturity is expected to be 18 months or less. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions in analyzing a variety of factors, such as:

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  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the U.S. Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

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Because the Fund refers to fixed income securities in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income securities.

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HEDGING

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Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using certain collateralized mortgage obligations or combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

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What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund invests.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

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The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass- through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

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IOS AND POS

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CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

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Privately Issued Mortgage Backed Securities

Privately issued mortgage securities (including privately issued CMOs) are issued by private entities, rather than U.S. government agencies. These securities involve credit risks and liquidity risks.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

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Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser often evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

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Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts:

Futures Contracts

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

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The Fund may buy and sell the following types of futures contracts: financial futures, foreign currency forward contracts, and futures on securities indices.

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Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names.

INTEREST RATE SWAPS

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period.

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INVESTMENT RATINGS FOR NONINVESTMENT GRADE SECURITIES

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Noninvestment grade securities, also known as junk bonds, are rated below BBB by a NRSRO. These bonds have greater market, credit and liquidity risks than investment grade securities.

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INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT AND CALL RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

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Securities rated below investment grade generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares. The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The required minimum initial investment for Fund Shares is $250,000. There is no required minimum subsequent investment amount.

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An account may be opened with a smaller amount as long as the $250,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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How is the Fund Sold?

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The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Class A Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary or agency capacity and to individuals, directly or through investment professionals.

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The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Randall S. Bauer

Randall S. Bauer has been the Fund's Portfolio Manager since October 1998 and is the overall manager of the Fund. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

Robert E. Cauley

Robert E. Cauley has been the Fund's Portfolio Manager since October 1998 and manages the mortgage backed securities asset category for the Fund. Mr. Cauley joined Federated in 1996 as a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser and has been a Portfolio Manager since 1997. Mr. Cauley has been a Vice President of the Adviser since 1999. Mr. Cauley was a member of the Asset-Backed Structuring Group at Lehman Brothers Holding, Inc. from 1994 to 1996. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report, on page 51.

Year Ended September 30	2002	2001	2000 [1]
Net Asset Value, Beginning of Period	$1.98	$1.96	$1.96
Income From Investment Operations:
Net investment income	0.09	0.13	0.08
Net realized and unrealized gain (loss) on investments and futures contracts	(0.05)	0.02	0.00 [2]

TOTAL FROM INVESTMENT OPERATIONS	0.04	0.15	0.08

Less Distributions:
Distributions from net investment income	(0.09)	(0.13)	(0.08)

Net Asset Value, End of Period	$1.93	$1.98	$1.96

Total Return[3]	2.00%	7.91%	4.40%

Ratios to Average Net Assets:

Expenses	0.37%	0.35%	0.35%[4]

Net investment income	4.47%	6.40%	7.37%[4]

Expense waiver/reimbursement[5]	0.60%	0.70%	0.72%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$887,733	$216,859	$48,736

Portfolio turnover	28%	22%	43%

1 Reflects operations for the period from February 22, 2000 (date of initial public investment) to September 30, 2000.

2 Amount represents less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

September 30, 2002

Principal Amount			Value
		ASSET-BACKED SECURITIES--51.5%
		Automotive--26.3%
$10,000,000		ANRC Auto Owner Trust 2001-A, Class A3, 3.76%, 10/17/2005	$10,136,500
6,000,000	[1]	Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%, 6/12/2008	6,344,675
14,000,000		Americredit Automobile Receivables Trust 2002-A, Class A3, 2.01%, 10/12/2006	14,010,686
15,000,000		Americredit Automobile Receivables Trust 2002-B, Class A2, 2.71%, 10/12/2005	15,120,202
2,769,303		Associates Automobile Receivables Trust 2000-2, Class A3, 6.82%, 2/15/2005	2,818,232
9,825,000		BMW Vehicle Lease Trust 2000-A, Class A4, 6.67%, 10/25/2003	10,130,275
5,503,756		BMW Vehicle Owner Trust 2001-A, Class A3, 4.70%, 3/25/2005	5,592,916
10,000,000		BMW Vehicle Owner Trust 2002-A, Class A3, 3.80%, 5/25/2006	10,286,300
10,000,000		Capital One Auto Finance Trust 2002-B, Class A3A, 2.71%, 10/16/2006	10,091,110
8,000,000		Carmax Auto Owner Trust 2001-2, Class A3, 3.32%, 11/15/2005	8,128,000
15,000,000		Carmax Auto Owner Trust 2002-1, Class A3, 3.59%, 6/15/2006	15,393,110
5,000,000		Chase Manhattan Auto Owner Trust 2001-A, Class A3, 4.55%, 8/15/2005	5,106,750
7,000,000		Chase Manhattan Auto Owner Trust 2001-B, Class A3, 3.09%, 11/15/2005	7,078,750
15,000,000		Chase Manhattan Auto Owner Trust 2002-B, Class A3, 3.58%, 5/15/2006	15,355,050
10,000,000		Chevy Chase Auto Receivables Trust 2001-3, Class A3, 3.95%, 5/16/2005	10,250,764
7,000,000		DaimlerChrysler Auto Trust 2001-B, Class A3, 4.85%, 6/6/2005	7,174,720
10,000,000		DaimlerChrysler Auto Trust 2001-C, Class A3, 4.21%, 7/6/2005	10,267,300
15,000,000		DaimlerChrysler Master Owner Trust 2002-A, Class A, 1.88%, 5/15/2007	15,001,107
2,340,270		First Security Auto Owner Trust 2000-2, Class A3, 6.83%, 7/15/2004	2,363,603
15,971,573	[2]	First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	16,221,208
1,331,478	[2]	First Tennessee Financial Auto Securitization Trust 2002-A, Class B, 4.05%, 7/15/2008	1,355,192
20,460,000		Ford Credit Auto Owner Trust 2001-B, Class A4, 5.12%, 10/15/2004	20,829,098
5,000,000		Ford Credit Auto Owner Trust 2001-D, Class A3, 4.31%, 6/15/2005	5,095,200
20,000,000		Ford Credit Auto Owner Trust 2002-C, Class A3, 3.38%, 12/15/2005	20,452,740
859,912		Harley-Davidson Eaglemark Motorcycle Trust 1999-1, Class A4, 5.52%, 2/15/2005	880,334
3,216,509		Harley-Davidson Motorcycle Trust 2001-2, Class B, 4.51%, 6/15/2009	3,352,728
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Automotive--continued
$3,699,432		Harley-Davidson Motorcycle Trust 2001-3, Class B, 3.72%, 10/15/2009	$3,773,833
7,000,000		Honda Auto Receivables Owner Trust 2001-3, Class A3, 3.40%, 2/18/2005	7,072,380
7,500,000		Honda Auto Receivables Owner Trust 2002-1, Class A3, 3.50%, 10/17/2005	7,656,225
14,000,000		Honda Auto Receivables Owner Trust 2002-2, Class A3, 3.83%, 2/15/2006	14,358,120
26,070		Household Automobile Revolving Trust I 1998-1, Class B1, 6.30%, 5/17/2005	26,230
11,000,000		Household Automotive Trust 2001-3, Class A3, 3.68%, 4/17/2006	11,186,340
12,500,000	[2,3]	Hyundai Auto Receivables Trust 2002-A, Class A3, 2.80%, 2/15/2007	12,614,250
3,000,000		Isuzu Auto Owner Trust 2001-1, Class A3, 4.88%, 11/22/2004	3,048,480
5,000,000	[2,3]	Long Beach Auto Receivables Trust 2001-A, Class A3, 5.20%, 3/13/2006	5,132,800
7,000,000		M&I Auto Loan Trust 2001-1, Class A3, 4.49%, 4/20/2006	7,132,860
3,000,000		M&I Auto Loan Trust 2001-1, Class A4, 4.97%, 3/20/2007	3,131,940
4,383,391		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	4,562,590
10,000,000		MMCA Automobile Trust 2001-4, Class A3, 3.97%, 3/15/2006	10,237,668
1,446,996		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	1,506,133
1,136,662		Navistar Financial Corp. Owner Trust 2000-B, Class A3, 6.67%, 11/15/2004	1,142,914
4,746,238		Navistar Financial Corp. Owner Trust 2001-A, Class A3, 4.99%, 8/15/2005	4,811,926
7,000,000		Navistar Financial Corp. Owner Trust 2001-B, Class A3, 2.07%, 7/17/2006	7,010,220
12,000,000		Navistar Financial Corp. Owner Trust 2002-A, Class A3, 4.09%, 7/17/2006	12,330,600
10,000,000		Nissan Auto Receivables Owner Trust 2001-C, Class A3, 4.31%, 5/16/2005	10,197,400
10,000,000		Onyx Acceptance Auto Trust 2002-B, Class A3, 3.94%, 6/15/2006	10,274,500
3,053,093		Toyota Auto Receivables Owner Trust 2000-B, Class A3, 6.76%, 8/15/2004	3,103,988
10,000,000		Toyota Auto Receivables Owner Trust 2002-B, Class A3, 3.76%, 6/15/2006	10,281,000
15,000,000		Union Acceptance Corp. 2001-C, Class A3, 3.81%, 4/10/2006	15,277,800
5,000,000		WFS Financial Owner Trust 2002-2, Class A2, 2.82%, 5/20/2005	5,041,550
15,000,000		WFS Financial Owner Trust 2002-2, Class A3, 3.81%, 2/20/2007	15,402,900
15,000,000		World Omni Automobile Receivables Trust 2002-A, Class A3, 3.40%, 7/17/2006	15,345,222
15,000,000		World Omni Automobile Receivables Trust 2001-B, Class A3, 3.79%, 11/21/2005	15,320,850

		TOTAL	465,817,269

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Credit Card--4.8%
$4,000,000		ARRAN Master Trust 2000-C, Class C, 2.71%, 9/15/2007	$3,997,960
3,000,000	[2]	Circuit City Credit Card Master Trust 2000-1, Class CTF, 3.02%, 2/15/2006	3,008,403
3,750,000		Citibank Credit Card Issuance Trust 2000-C2, Class C2, 2.51%, 10/15/2007	3,723,038
4,000,000		Citibank Credit Card Master Trust 2002-C1, Class C1, 2.76%, 2/9/2009	4,008,520
20,183,333		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	20,551,074
5,000,000		First Consumers Master Trust 2001-A, Class B, 2.92%, 9/15/2008	5,025,750
11,000,000	[2]	First USA Credit Card Master Trust 1999-1, Class C, 6.42%, 10/19/2006	11,507,870
7,500,000		Fleet Credit Card Master Trust II 2001-C, Class A, 3.86%, 3/15/2007	7,716,750
6,000,000		J.C.Penney Master Credit Card Trust E, Class A, 5.50%, 6/15/2007	6,214,440
2,750,000	[2]	MBNA Master Credit Card Trust 1999-K, Class C, 2.77%, 3/15/2005	2,750,798
4,000,000		MBNA Master Credit Card Trust 2001-C3, Class C3, 6.55%, 12/15/2008	4,379,920
10,000,000	[2]	Providian Master Trust 1999-1, Class C, 7.35%, 1/15/2009	10,832,617
2,192,292		Sears Credit Account Master Trust 1995-5, Class A, 6.05%, 1/15/2008	2,259,310

		TOTAL	85,976,450

		Equipment Lease Contracts--1.2%
2,605,127		CIT Equipment Collateral 2000-2, Class A3, 6.84%, 6/20/2004	2,653,957
10,000,000		CIT Equipment Collateral 2001-A, Class A3, 4.32%, 5/20/2005	10,235,932
4,000,000	[2]	Copelco Capital Funding Corp. 2000-A, Class R1, 7.57%, 11/18/2005	4,152,120
4,149,773	[2]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	4,262,274

		TOTAL	21,304,283

		Home Equity Loan--14.2%
103,415,000		ACE Securities Corp. 2001-HE1, Class AIO, 6.00%, 8/20/2004	6,785,058
50,000,000		ACE Securities Corp. 2002-HE1, Class AIO, 6.50%, 6/25/2032	4,630,000
2,946,210		AQ Finance NIM Trust 2001-2, NOTE, 9.00%, 10/25/2031	2,900,249
2,649,413	[2]	AQ Finance NIM Trust 2001-3A, NOTE, 8.84%, 2/25/2032	2,669,513
1,453,482	[2]	AQ Finance NIM Trust 2001-A, NOTE, 9.50%, 8/15/2031	1,449,397
1,924,142	[2]	AQ Finance NIM Trust 2002-1, NOTE, 9.50%, 6/25/2032	1,900,090
12,500,000		AMRESCO Residential Securities Mortgage Loan Trust 1998-2, Class A4, 6.45%, 4/25/2027	12,924,875
6,000,000		American Business Financial Services 2001-2, Class A3, 5.82%, 7/25/2016	6,246,809
32,000,000		American Business Financial Services 2002-1, Class AIO, 10.00%, 9/15/2004	5,840,000
25,300,000		American Business Financial Services 2002-2, Class AIO, 10.00%, 6/15/2033	3,951,860
50,750,000		Ameriquest Mortgage Securities, Inc. 2002-3, Class S, 6.00%, 8/25/2032	5,365,290
4,713,309		Asset Backed Funding Certificate 2001-AQ1, Class A3, 5.75%, 4/20/2027	4,757,425
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$18,992,500		Asset Backed Funding Certificate 2002-WF2, Class A2, 2.86%, 5/25/2032	$19,016,241
43,000,000		Asset Backed Securities Corp. Home Equity Loan Trust 2001-HE3, Class AIO, 6.50%, 11/15/2031	2,468,200
20,243,609		Asset Backed Securities Corp. Home Equity Loan Trust 2002-HE2, Class AIO, 6.50%, 8/15/2032	1,975,169
23,800,000		Asset Backed Securities Corp. Home Equity Loan Trust 2002-HE3, Class 2AIO, 5.00%, 8/15/2032	1,928,276
29,400,000		Asset Backed Securities Corp. Home Equity Loan Trust 2002-HE3, Class AIO, 5.25%, 8/15/2032	2,504,292
1,992,897		Centex Home Equity 1999-2, Class A3, 6.26%, 7/25/2025	2,004,834
431,810		Chase Funding Mortgage Loan 1999-1, Class IIB, 4.56%, 6/25/2028	434,591
13,600,000		Chase Funding Mortgage Loan 2002-3, Class 1A3, 3.55%, 3/25/2022	13,821,952
60,748,800		CIT Group Home Equity Loan Trust 2002-2, Class AIO, 5.00%, 6/25/2003	2,240,416
256,977		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	261,472
6,820,000		Conseco Finance 2000-B, Class AF3, 7.52%, 3/15/2020	7,022,008
6,000,000		Conseco Finance 2001-B, Class 1A3, 5.81%, 6/15/2032	6,127,762
78,923,077		Conseco Finance 2001-D, Class AIO, 8.80%, 11/15/2032	7,259,345
110,490		ContiMortgage Home Equity Loan Trust 1994-4, Class A6, 8.27%, 12/15/2024	110,976
5,800,000		ContiMortgage Home Equity Loan Trust 1999-3, Class A4, 7.12%, 1/25/2025	5,938,678
4,543,613		Ditech Home Loan Owner Trust 1997-1, Class A4, 7.36%, 1/15/2024	4,774,383
132,662		EQCC Home Equity Loan Trust 1995-4, Class A4, 6.95%, 3/15/2012	136,856
1,100,000		EQCC Home Equity Loan Trust 1995-4, Class A5, 7.25%, 3/15/2026	1,127,764
1,168,414		EQCC Home Equity Loan Trust 1997-2, Class A7, 6.89%, 2/15/2020	1,194,025
12,904,335		EQCC Home Equity Loan Trust 1999-2, Class A3F, 6.35%, 8/25/2022	13,416,121
7,000,000		First Franklin Mortgage Loan Asset Backed Certificates 2002-FF2, Class A, 8.11%, 9/25/2032	6,983,620
3,977,833	[2]	First Franklin NIM Trust 2001-FF2, Note, 8.35%, 11/25/2031	3,967,889
2,675,759	[2]	First Plus Home Loan Trust 1997-3, Class B2, 8.50%, 11/10/2023	2,713,006
10,000,000		First Plus Home Loan Trust 1997-4, Class A8, 7.31%, 9/11/2023	10,658,500
5,566,378		First Plus Home Loan Trust 1997-4, Class M1, 7.14%, 9/11/2023	5,894,126
5,000,000		Fremont Home NIM Trust 2002-1, Note, 8.36%, 8/25/2033	5,000,000
127,414		GE Capital Mortgage Services, Inc. 1997-HE4, Class A5, 6.80%, 12/25/2017	127,811
22,174,000		GMAC Mortgage Corp. Loan Trust 2002-HE2, Class AIO, 7.50%, 6/25/2027	3,032,184
20,425		Green Tree Home Equity Loan Trust 1999-A, Class A3, 5.98%, 4/15/2018	20,463
76,941		Green Tree Home Improvement Loan Trust 1995-C, Class B1, 7.20%, 7/15/2020	76,707
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$53,784		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	$55,542
2,289,085		Indymac Home Equity Loan Asset-Backed Trust 1998-A, Class AF4, 6.31%, 10/25/2029	2,334,501
5,000,000		Indymac Home Equity Loan Asset-Backed Trust 2001-A, Class AF6, 6.54%, 11/25/2030	5,469,300
25,300,000		Indymac Home Equity Loan Asset-Backed Trust 2001-C, Class AIO, 6.50%, 12/25/2032	1,808,444
2,325,110	[2]	Long Beach Asset Holdings Corp. NIM Trust 2001-3, Note, 7.87%, 9/25/2031	2,294,605
69,975,000		Long Beach Mortgage Loan Trust 2001-4, Class 2S, 6.00%, 6/25/2004	4,535,080
1,813,348		Mellon Bank Home Equity Installment Loan 1997-1, Class A4, 6.84%, 7/25/2012	1,928,623
1,824,784		Mellon Bank Home Equity Installment Loan 1998-1, Class B, 6.95%, 3/25/2015	1,920,512
1,795,317		Mellon Bank Home Equity Installment Loan 1999-1, Class A2, 6.02%, 11/25/2013	1,830,074
1,243,426	[2]	Merrill Lynch Mortgage Investors, Inc. 1998-FF3, Class BB, 5.50%, 11/20/2029	1,056,912
147,214		NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	122,188
679,884	[2]	Option One Mortgage Securities Corp. 1999-3, Class CTFS, 10.80%, 12/26/2029	679,884
826,572	[2]	Option One Mortgage Securities Corp. 1999-3, Class CTFS, 9.66%, 9/26/2031	827,499
6,344,153	[2]	Option One Mortgage Securities Corp. 2002-4, Class CTFS, 8.35%, 7/25/2032	6,273,098
3,861,548	[2]	Renaissance NIM Trust 2002-B, NOTE, 8.59%, 8/25/2032	3,861,548
198,052,000		Residential Asset Mortgage Products, Inc. 2002-RS3, Class AIIO, 2.00%, 12/25/2004	3,390,650
7,000,000		Residential Asset Mortgage Products, Inc. 2002-RZ1, Class A2, 4.30%, 4/25/2023	7,151,130
42,000,000		Residential Asset Mortgage Products, Inc. 2002-RZ1, Class AIO, 5.50%, 8/25/2004	2,874,480
12,500,000		Residential Funding Mortgage Securities II 2002-HI3, Class AIO, 11.00%, 12/25/2004	2,492,625
51,652,542		Residential Funding Mortgage Securities II 2002-HS2, Class AIO, 7.00%, 12/25/2004	3,970,014
948,761	[2]	Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	934,103
67,070,064		Saxon Asset Securities Trust 2001-3, Class AIO, 6.25%, 4/25/2004	4,554,728
450,812		The Money Store Home Equity Trust 1992-D1, Class A2, 8.18%, 1/15/2008	450,374
113,968		UCFC Home Equity Loan 1997-C, Class A5, 6.88%, 9/15/2022	115,272

		TOTAL	252,589,419

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Manufactured Housing--2.5%
$3,640,915		Conseco Finance Securitization Corp. 2000-5, Class A2, 7.06%, 2/1/2032	$3,677,361
92,745,620		Conseco Recreational Enthusiast Consumer Trust 2001-A, Class APIO, 5.00%, 8/15/2025	6,399,448
356,252		Green Tree Financial Corp. 1993-4, Class B1, 7.20%, 1/15/2019	362,433
15,531		Green Tree Financial Corp. 1994-5, Class A4, 7.95%, 11/15/2019	15,619
346,211		Green Tree Financial Corp. 1994-7, Class A6, 8.95%, 3/15/2020	386,524
250,000		Green Tree Financial Corp. 1995-3, Class B1, 7.85%, 8/15/2025	222,410
3,589,711		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	3,841,349
12,854,554		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	13,855,409
500,000		Green Tree Financial Corp. 1997-3, Class B1, 7.51%, 3/15/2028	227,030
1,500,000		Green Tree Financial Corp. 1997-4, Class B1, 7.23%, 2/15/2029	686,280
6,000,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	1,831,980
27,819		Green Tree Recreational, Equipment & Consumer Trust 1997-B, Class A1, 6.55%, 7/15/2028	30,917
303,683		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	314,038
7,000,000		Lehman ABS Manufactured Housing Contract 2001-B, Class A2, 3.70%, 11/15/2010	7,116,531
4,000,000	[2]	Merit Securities Corp. 12, Class 1B, 7.98%, 7/28/2033	2,840,000
2,000,000		Merit Securities Corp. 13, Class A4, 7.88%, 12/28/2033	2,125,670
488,891		Vanderbilt Mortgage Finance 1994-A, Class A3, 8.00%, 7/10/2019	496,445
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 4.41%, 6/7/2016	498,196

		TOTAL	44,927,640

		Other--1.0%
2,426,096	[2]	CapitalSource Commercial Loan Trust 2002-1A, Class A, 2.29%, 2/20/2014	2,423,064
4,000,000		Caterpillar Financial Asset Trust 2001-A, Class A3, 4.85%, 4/25/2007	4,115,173
8,000,000		John Deere Owner Trust 2001-A, Class A3, 3.26%, 10/17/2005	8,125,801
1,683,900		Tobacco Settlement Revenue Management Authority 2001-A, Class A, 7.67%, 5/15/2016	1,825,028

		TOTAL	16,489,066

		Utilities--1.5%
8,500,000		CPL Transition Funding LLC 2002-1, Class A1, 3.54%, 1/15/2007	8,665,410
5,000,000		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	5,461,450
11,188,000		Peco Energy Transition Trust 1999-A, Class A4, 5.80%, 3/1/2007	11,925,849

		TOTAL	26,052,709

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $907,113,846)	913,156,836

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--12.3%
		Non-Agency Mortgage--10.1%
$109,310,808		Amortizing Residential Collateral Trust 2002-BC2, Class AIO, 6.00%, 4/25/2005	$7,958,921
7,616,734	[2]	Amortizing Residential Collateral Trust 2002-BC3, Class NIM, Class B2, 7.00%, 6/25/2032	7,523,886
109,480,381		Amortizing Residential Collateral Trust 2002-BC4, Class AIO, 6.00%, 6/25/2004	8,211,029
9,976,081		Bank of America Mortgage Securities 2001-10, Class 2A6, 2.21%, 10/25/2016	9,982,316
700,195	[2]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	721,201
446,748	[2]	Bayview Financial Acquisition Trust 1998-1, Class MII1, 2.56%, 5/25/2029	420,850
17,000,000	[2]	Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	2,150,398
33,314,000		Bear Stearns Asset Backed Securities, Inc. 2002-1, Class AIO, 8.00%, 9/25/2004	4,910,484
505,688		Bear Stearns Mortgage Securities, Inc. 1996-8, Class B3, 8.00%, 11/25/2027	504,553
109,245		C-BASS ABS, LLC 1998-3, Class AF, 6.50%, 1/25/2033	113,457
2,413,377	[2]	C-BASS ABS LLC 1999-3, Class B1, 6.89%, 2/3/2029	2,237,659
109,896		Countrywide Home Loans 1999-3, Class A3, 6.25%, 4/25/2029	109,872
400,320		Countrywide Home Loans 1999-5, Class A1, 6.75%, 5/25/2028	412,213
5,639,069		GSR Mortgage Loan Trust 2002-2, Class A1B, 3.65%, 5/25/2032	5,658,467
15,000,000		GSR Mortgage Loan Trust 2002-5, Class A1B, 3.61%, 1/25/2032	15,271,313
15,000,000		GSR Mortgage Loan Trust 2002-9, Class A2B, 3.42%, 10/25/2032	15,086,700
7,000,000	[2]	Harwood Street Funding I, LLC 2001-1A, Class CTFS, 3.60%, 9/20/2004	6,965,000
559,620		Homeside Mortgage Securities, Inc. 1998-1, Class A2, 6.75%, 2/25/2028	559,964
12,934,166		Impac CMB Trust 2001-4, Class A2, 2.38%, 12/25/2031	12,982,233
20,000,000		Impac Secured Assets Common Owner Trust 2001-7, Class AIO, 8.00%, 4/25/2004	1,496,200
100,000	[2]	Mellon Residential Funding Corp. 1998-TBC1, Class B4, 6.59%, 10/25/2028	85,661
236,435		Norwest Asset Securities Corp. 1998-2, Class A1, 6.50%, 2/25/2028	242,660
706,136		PNC Mortgage Securities Corp. 1999-5, Class 2A1, 6.75%, 7/25/2029	711,285
6,000,000		Permanent Financing PLC 1, Class 1C, 2.83%, 6/10/2042	5,998,200
5,000,000	[2]	Principal Residential Mortgage Capital Resources 2001-3A, Class B, 3.64%, 12/20/2006	4,909,400
205,926	[2]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.82%, 10/26/2023	162,302
537,353		Residential Accredit Loans, Inc. 1998-QS14, Class A2, 6.50%, 10/25/2028	538,637
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$5,711,690		Residential Accredit Loans, Inc. 2001-QS3, Class NB1, 7.25%, 3/25/2031	$5,858,080
119,000,000		Residential Asset Mortgage Products, Inc. 2002-RZ2, Class AIO, 5.00%, 11/25/2004	7,550,550
4,879,157		Residential Asset Securitization Trust 1997-A3, Class A13, 6.92%, 5/25/2027	4,948,954
51,500,000		Residential Asset Securitization Trust 2002-A1, Class AIO, 5.75%, 7/25/2004	4,474,835
42,500,000		Residential Asset Securitization Trust 2002-A5, Class AIO, 2.50%, 11/25/2004	1,973,934
45,000,000		Residential Asset Securitization Trust 2002-A7, Class AIO, 2.50%, 12/25/2004	1,903,608
807,304		Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	872,914
407,102		Residential Funding Mortgage Securities I 1995-S4, Class M1, 8.00%, 4/25/2010	426,732
677,079		Residential Funding Mortgage Securities I 1996-S1, Class A11, 7.10%, 1/25/2026	697,337
401,685		Residential Funding Mortgage Securities I 1996-S25, Class M3, 7.75%, 12/25/2026	413,539
314,217		Residential Funding Mortgage Securities II 1999-HS2, Class AI4, 6.34%, 7/25/2029	314,505
1,918,223		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	1,939,168
7,785,370		Structured Asset Securities Corp. 2001-11, Class 1A2, 5.75%, 8/25/2031	7,833,289
128,111,913		Structured Asset Securities Corp. 2002-HF1, Class AIO, 6.00%, 5/25/2005	9,327,828
2,500,252		Washington Mutual Mortgage Securities Corp. 2001-AR2, Class A2, 4.52%, 11/25/2031	2,501,885
11,458,640		Washington Mutual Mortgage Securities Corp. 2001-AR4, Class A2, 3.96%, 12/25/2031	11,482,460

		TOTAL	178,444,479

		U.S. Government Agencies--2.2%
53,000,000		Federal Home Loan Mortgage Corp., (Series T-38), Class AIO, 5.00%, 2/25/2003	1,523,750
8,167,000		Federal Home Loan Mortgage Corp., (Series 2018), Class PC, 5.75%, 6/15/2023	8,389,959
7,350,000		Federal Home Loan Mortgage Corp., (Series 2141), Class NI, 6.00%, 11/15/2027	2,466,513
8,670,700		Federal Home Loan Mortgage Corp., (Series 2337), Class PI, 6.50%, 3/15/2021	532,641
9,266,285		Federal Home Loan Mortgage Corp., (Series 2346), Class PI, 6.50%, 3/15/2011	500,009
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		U.S. Government Agencies--continued
5,299,438		Federal Home Loan Mortgage Corp., (Series 2391), Class E, 4.75%, 12/15/2006	5,388,361
10,446,121		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	10,850,908
4,204,036		Federal National Mortgage Association, (Series 1998-73), Class A, 6.50%, 1/25/2029	4,239,728
17,900,000		Federal National Mortgage Association, (Series 2001-33), Class IC, 6.00%, 10/25/2028	4,770,529
1,591,973		Government National Mortgage Association, Series 1998-1, Class PG, 7.00%, 7/20/2024	22,479
5,127,518		Government National Mortgage Association, Series 2001-13, Class PV, 6.50%, 7/20/2027	290,262

		TOTAL	38,975,139

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $217,156,380)	217,419,618

		CORPORATE BONDS--17.3%
		Aerospace & Defense--1.0%
9,750,000		Boeing Capital Corp., Sr. Note, 5.65%, 5/15/2006	10,228,433
7,579,000		Raytheon Co., Note, 6.30%, 3/15/2005	8,031,012

		TOTAL	18,259,445

		Automotive--0.6%
3,000,000	[1]	DaimlerChrysler AG, Company Guarantee, 7.75%, 6/15/2005	3,310,560
4,750,000		Delphi Auto Systems Corp., Note, 6.13%, 5/1/2004	4,944,133
2,500,000		Hertz Corp., Jr. Sub. Note, 7.00%, 7/15/2003	2,491,300

		TOTAL	10,745,993

		Banking--0.3%
5,100,000		GS Escrow Corp., Sr. Note, 7.00%, 8/1/2003	5,273,808

		Beverage & Tobacco--0.1%
1,000,000	[1]	Philip Morris Cos., Inc., Deb., 8.25%, 10/15/2003	1,049,510

		Broadcast Radio & TV--1.1%
7,000,000	[1]	Clear Channel Communications, Inc., Sr. Note, 7.25%, 9/15/2003	7,078,750
4,976,785		Fox Family Worldwide, Inc., Sr. Disc. Note, 10.25%, 11/1/2007	5,238,066
7,725,000	[1]	Turner Broadcasting System, Sr. Note, 7.40%, 2/1/2004	7,734,656

		TOTAL	20,051,472

		Building & Development--0.3%
5,800,000		Centex Corp., Sr. Note, 3.61%, 10/22/2002	5,807,598

		Consumer Products--0.2%
3,000,000		Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008	3,273,750

Principal Amount			Value
		CORPORATE BONDS--continued
		Ecological Services & Equipment--0.2%
$1,325,000		USA Waste Services, Inc., Sr. Note, 6.50%, 12/15/2002	$1,329,479
3,000,000		WMX Technologies, Inc., Unsecd. Note, 6.38%, 12/1/2003	3,043,590

		TOTAL	4,373,069

		Finance-Automotive--1.0%
7,000,000	[1]	Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	6,963,110
2,000,000	[1]	Ford Motor Credit Co., Unsecd. Note, 7.75%, 11/15/2002	2,006,020
8,000,000		General Motors Acceptance Corp., Note, 5.80%, 3/12/2003	8,079,920

		TOTAL	17,049,050

		Finance-Retail--0.5%
8,000,000		Sears Roebuck Acceptance Corp., Unsecd. Note, 7.00%, 6/4/2003	8,191,600

		Financial Intermediaries--1.4%
7,750,000		Amvescap PLC, Company Guarantee, 6.60%, 5/15/2005	8,432,465
1,000,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.00%, 10/1/2002	1,000,760
5,000,000		Salomon Smith Barney Holdings, Inc., Note, 7.00%, 3/15/2004	5,323,750
10,000,000	[1]	Wells Fargo Financial, Inc., Sr. Note, 6.70%, 9/22/2004	10,815,900

		TOTAL	25,572,875

		Financial Services--1.3%
5,000,000		Heller Financial, Inc., Bond, 6.40%, 1/15/2003	$5,063,500
7,000,000	[1]	Household Finance Corp., Unsecd. Note, 6.50%, 1/24/2006	7,032,200
10,000,000		Textron Financial Corp., MTN, 5.65%, 3/26/2004	10,360,800

		TOTAL	22,456,500

		Food & Drug Retailers--1.4%
9,700,000		Albertsons, Inc., Sr. Note, 6.55%, 8/1/2004	10,346,602
8,425,000	[1]	Meyer (Fred), Inc., Sr. Note, 7.38%, 3/1/2005	9,186,030
5,000,000		Safeway, Inc., Note, 6.15%, 3/1/2006	5,398,450

		TOTAL	24,931,082

		Food Products--1.1%
10,000,000		Diageo PLC, Company Guarantee, Zero coupon, 1/6/2004	9,756,000
5,000,000	[1]	Kellogg Co., Note, 6.00%, 4/1/2006	5,517,450
5,000,000	[1]	Kraft Foods, Inc., Note, 4.63%, 11/1/2006	5,277,150

		TOTAL	20,550,600

Principal Amount			Value
		CORPORATE BONDS--continued
		Forest Products--0.8%
$4,000,000		Fort James Corp., Note, 6.70%, 11/15/2003	$3,800,000
10,000,000	[2,3]	Weyerhaeuser Co., Note, 2.95%, 9/15/2003	10,015,000

		TOTAL	13,815,000

		Insurance--0.7%
10,732,000		AXA Financial, Inc., Sr. Note, 9.00%, 12/15/2004	11,953,194

		Oil & Gas--0.4%
7,000,000		Conoco Funding, Co., Company Guarantee, 5.45%, 10/15/2006	7,537,950

		Real Estate--0.6%
2,500,000		EOP Operating LP, Note, 6.50%, 6/15/2004	2,632,075
5,000,000		EOP Operating LP, Note, 7.38%, 11/15/2003	5,233,800
2,320,000		EOP Operating LP, Sr. Note, 6.38%, 2/15/2003	2,351,482

		TOTAL	10,217,357

		Retailers--0.6%
10,000,000	[1]	Wal-Mart Stores, Inc., Note, 4.15%, 6/15/2005	10,465,400

		Technology Services--0.4%
7,000,000		International Business Machines Corp., Note, 4.13%, 6/30/2005	7,160,580

		Telecommunications & Cellular--1.2%
8,000,000		Intermedia Communications, Inc., Sr. Disc. Note, 12.25%, 3/1/2009	760,000
2,000,000	[4]	MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	190,000
3,160,000		Tele-Communications, Inc., Sr. Note, 8.25%, 1/15/2003	3,149,888
3,000,000		U.S. West Communications, Inc., 7.20%, 11/1/2004	2,685,000
15,000,000	[2,3]	Verizon Wireless, Inc., 2.22%, 12/17/2003	14,216,700

		TOTAL	21,001,588

		Utilities--2.1%
5,000,000		Citizens Utilities Co., Deb., 6.80%, 8/15/2026	4,911,000
4,000,000	[1]	Citizens Utilities Co., Deb., 7.45%, 1/15/2004	3,775,000
8,750,000	[2,3]	Conectiv, Inc., Note, 3.30%, 2/28/2003	8,767,500
7,000,000		GTE North, Inc., Deb., 6.40%, 2/15/2005	7,370,230
3,000,000		Ohio Power Co., Note, 7.00%, 7/1/2004	3,197,280
2,000,000		PP&L Capital Funding, Inc., Note, 7.70%, 11/15/2002	2,007,860
7,000,000		PSEG Power LLC, 6.88%, 4/15/2006	7,072,520

		TOTAL	37,101,390

		TOTAL CORPORATE BONDS (IDENTIFIED COST $312,472,300)	306,838,811

Principal Amount or Shares			Value
		U.S. TREASURY--6.4%
		Treasury Securities--6.4%
$104,510,160	[1]	U.S. Treasury Inflation Indexed Note, 3.38%, 1/15/2007 (Identified Cost $107,930,601)	$113,913,984

		MUTUAL FUNDS--12.0%
12,727,554		High Yield Bond Portfolio	75,601,667
138,028,223		Prime Value Obligations Fund, Class IS	138,028,223

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $220,882,168)	213,629,890

		TOTAL INVESTMENTS (IDENTIFIED COST $1,765,555,295)[3]	$1,764,959,139

1 Certain shares are temporarily on loan to unaffiliated broker/dealers.

2 Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At September 30, 2002, these securities amounted to $163,903,697 which represents 9.2% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $50,746,250 which represents 2.9% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Directors.

4 Non-income producing security.

5 The cost of investments for federal tax purposes amounts to $1,766,151,093. The net unrealized depreciation of investments on a federal tax basis amounts to $1,191,954 which is comprised of $29,816,983 appreciation and $31,008,937 depreciation at September 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($1,774,173,066) at September 30, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2002

Assets:
Total investments in securities, at value (identified cost $1,765,555,295)		$1,764,959,139
Income receivable		7,393,089
Receivable for investments sold		7,992,551
Receivable for fund shares sold		11,279,833
Cash held as collateral for securities lending		141,235,888
Receivable for daily variation margin		1,255,598

TOTAL ASSETS		1,934,116,098

Liabilities:
Payable for investments purchased	$4,614,847
Payable for fund shares redeemed	10,433,407
Payable to investment adviser	11,076
Income distribution payable	2,966,071
Payable to bank	219,661
Payable on collateral due to broker	141,235,888
Accrued expenses	462,082

TOTAL LIABILITIES		159,943,032

Net assets for 919,075,297 shares outstanding		$1,774,173,066

Net Assets Consist of:
Paid in capital		$1,812,627,468
Net unrealized depreciation of investments and futures contracts		(7,046,312)
Accumulated net realized loss on investments and futures contracts		(31,252,762)
Distributions in excess of net investment income		(155,328)

TOTAL NET ASSETS		$1,774,173,066

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$887,733,161 ÷ 459,833,397 shares outstanding		$1.93

Institutional Service Shares:
$886,439,905 ÷ 459,241,900 shares outstanding		$1.93

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2002

Investment Income:
Dividends			$7,676,438
Interest (including income on securities loaned of $8,769)			63,009,853

TOTAL INCOME			70,686,291

Expenses:
Investment adviser fee		$8,740,432
Administrative personnel and services fee		1,095,538
Custodian fees		70,530
Transfer and dividend disbursing agent fees and expenses		162,639
Directors'/Trustees' fees		10,586
Auditing fees		11,144
Legal fees		5,792
Portfolio accounting fees		175,012
Distribution services fee--Institutional Service Shares		2,079,191
Shareholder services fee--Institutional Shares		1,562,656
Shareholder services fee--Institutional Service Shares		2,081,103
Share registration costs		133,646
Printing and postage		31,437
Insurance premiums		1,457
Taxes		109,644
Miscellaneous		2,786

TOTAL EXPENSES		16,273,593

Waivers and Reimbursement:
Waiver of investment adviser fee	$(5,044,371)
Waiver of distribution services fee--Institutional Service Shares	(415,838)
Waiver of shareholder services fee--Institutional Shares	(1,562,656)
Waiver of transfer and dividend disbursing agent fees and expenses	(53,798)
Reimbursement of investment adviser fee	(24,681)

TOTAL WAIVERS AND REIMBURSEMENT		(7,101,344)

Net expenses			9,172,249

Net investment income			61,514,042

Realized and Unrealized Loss on Investments and Futures Contracts:
Net realized loss on investments			(12,514,557)
Net realized loss on futures contracts			(14,207,074)
Net change in unrealized appreciation of investments and futures contracts			(10,834,852)

Net realized and unrealized loss on investments and futures contracts			(37,556,483)

Change in net assets resulting from operations			$23,957,559

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$61,514,042	$19,309,798
Net realized loss on investments and futures contracts	(26,721,631)	(3,025,448)
Net change in unrealized appreciation (depreciation) of investments and future contracts	(10,834,852)	6,812,467

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	23,957,559	23,096,817

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(28,041,316)	(5,539,933)
Institutional Service Shares	(33,839,870)	(13,934,652)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(61,881,186)	(19,474,585)

Share Transactions:
Proceeds from sale of shares	3,418,768,464	849,733,750
Net asset value of shares issued to shareholders in payment of distributions declared	33,495,627	12,046,182
Cost of shares redeemed	(2,374,967,614)	(358,019,837)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,077,296,477	503,760,095

Change in net assets	1,039,372,850	507,382,327

Net Assets:
Beginning of period	734,800,216	227,417,889

End of period (including distributions in excess of net investment income and undistributed net investment income of $(155,328) and $35,257, respectively)	$1,774,173,066	$734,800,216

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2002

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide total return consistent with current income.

The Fund offers two classes: Institutional Shares and Institutional Service Shares. Effective October 11, 2002, Class A Shares were added to the Fund.

On August 20, 1998, the Board of Directors (the "Directors") declared a stock split. The stock split was affected in the form of a dividend payable in shares of the Fund on October 21, 1998. The dividend consisted of 5.08 shares for one (1) share in order to establish a $2.00 per share net asset value. Per share data prior to October 21, 1998 has been restated to give effect to the split.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities, listed corporate bonds and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national security exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to various book and tax differences. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
$176,559	$(176,559)

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

As of September 30, 2002, the tax composition of dividends was as follows:

Ordinary income	$61,881,186

Long-term capital gains	$--

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,834,012

Undistributed long-term capital gains	$--

Unrealized depreciation	$(7,642,110)

At year end, there were no significant differences between GAAP basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax treatment of wash sale loss deferrals.

At September 30, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $8,785,177, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,707,405

2010	$ 7,077,772

Net capital losses of $28,341,286 attributable to security transactions incurred after October 31, 2001 are treated as arising on October 1, 2002, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash, U.S. government securities or other liquid securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended September 30, 2002, the Fund had realized loss of $14,207,074 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At September 30, 2002, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Depreciation
December 2002	500 U.S. Treasury Note 2-Year Futures	Short	$(1,195,312)

December 2002	425 U.S. Treasury Note 5-Year Futures	Short	(1,487,500)

December 2002	275 U.S. Treasury Note 10-Year Futures	Short	(1,314,844)

September 2003	100 Eurodollar Futures	Short	(1,145,625)

December 2003	100 Eurodollar Futures	Short	(637,500)

March 2007	150 Eurodollar Futures	Short	(669,375)

NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(6,450,156)

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$124,340,532	$141,235,888

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith by the using methods approved by the Directors.

Additional information on each restricted security held at September 30, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost
Amortizing Residential Collateral Trust 2002-BC3, Class NIM, Class B2, 7.00%, 6/25/2032	6/18/2002	$7,525,333

AQ Finance NIM Trust 2001-3A, NOTE, 8.84%, 2/25/2032	12/05/2001	2,649,413

AQ Finance NIM Trust 2001-A, NOTE, 9.50%, 8/15/2031	1/15/2002	1,447,577

AQ Finance NIM Trust 2002-1, NOTE, 9.50%, 6/25/2032	3/15/2002	1,923,007

Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	12/08/1998	698,663

Bayview Financial Acquisition Trust 1998-1, Class MII1, 2.56%, 5/25/2029	3/12/1999	422,177

Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	5/02/2002	2,044,165

CapitalSource Commercial Loan Trust 2002-1A, Class A, 2.29%, 2/20/2014	5/13/2002	2,426,096

C-BASS ABS LLC 1999-3, Class B1, 6.89%, 2/3/2029	7/09/1999	1,975,575

Circuit City Credit Card Master Trust 2000-1, Class CTF, 3.02%, 2/15/2006	2/23/2000	3,000,000

Copelco Capital Funding Corp. 2000-A, Class R1, 7.57%, 11/18/2005	4/14/2000	3,999,048

First Franklin NIM Trust 2001-FF2, Note, 8.35%, 11/25/2031	11/14/2001	3,977,833

First Plus Home Loan Trust 1997-3, Class B2, 8.50%, 11/10/2023	9/27/2001	2,655,691

First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	6/10/2002	15,969,077

First Tennessee Financial Auto Securitization Trust 2002-A, Class B, 4.05%, 7/15/2008	6/10/2002	1,331,478

First USA Credit Card Master Trust 1999-1, Class C, 6.42%, 10/19/2006	2/06/2002	11,434,414

Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	3/22/2002	4,149,320

Harwood Street Funding I, LLC 2001-1A, Class CTFS, 3.60%, 9/20/2004	11/30/2001	7,000,000

Long Beach Asset Holdings Corp. NIM Trust 2001-3, Note, 7.87%, 9/25/2031	10/02/2001	2,324,747

MBNA Master Credit Card Trust 1999-K, Class C, 2.77%, 3/15/2005	10/22/1999	2,750,000

Mellon Residential Funding Corp. 1998-TBC1, Class B4, 6.59%, 10/25/2028	12/16/1998	100,420

Merit Securities Corp. 12, Class 1B, 7.98%, 7/28/2033	5/18/1999	3,962,986

Security	Acquisition Date	Acquisition Cost
Merrill Lynch Mortgage Investors, Inc. 1998-FF3, Class BB, 5.50%, 11/20/2029	5/11/1999	1,202,434

Option One Mortgage Securities Corp. 1999-3, Class CTFS, 10.80%, 12/26/2029	11/10/1999-3/08/2001	681,809

Option One Mortgage Securities Corp. 1999-3, Class CTFS, 9.66%, 9/26/2031	8/15/2001	826,499

Option One Mortgage Securities Corp. 2002-4, Class CTFS, 8.35%, 7/25/2032	6/10/2002	6,343,988

Principal Residential Mortgage Capital Resources 2001-3A, Class B, 3.64%, 12/20/2006	11/29/2001	5,000,000

Providian Master Trust 1999-1, Class C, 7.35%, 1/15/2009	4/22/2002	10,355,859

Renaissance NIM Trust 2002-B, NOTE, 8.59%, 8/25/2032	6/18/2002	3,861,548

Resecuritization Mortgage Trust 1998-A, Class B3, 7.82%, 10/26/2023	2/12/1999	177,418

Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	5/21/1999	943,059

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At September 30, 2002, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Year Ended 9/30/2002		Year Ended 9/30/2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	777,114,983	$1,519,220,591	113,681,957	$224,448,464
Shares issued to shareholders in payment of distributions declared	5,574,873	10,876,982	1,820,060	3,589,674
Shares redeemed	(432,380,016)	(842,820,835)	(30,853,117)	(60,914,573)

NET CHANGE RESULTING FROMINSTITUTIONAL SHARE TRANSACTIONS	350,309,840	$687,276,738	84,648,900	$167,123,565

	Year Ended 9/30/2002		Year Ended 9/30/2001
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	970,837,851	$1,899,547,873	316,823,030	$625,285,286
Shares issued to shareholders in payment of distributions declared	11,575,732	22,618,645	4,286,038	8,456,508
Shares redeemed	(784,812,973)	(1,532,146,779)	(150,716,885)	(297,105,264)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	197,600,610	$390,019,739	170,392,183	$336,636,530

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	547,910,450	$1,077,296,477	255,041,083	$503,760,095

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FServ may voluntarily choose to waive any portion of its fees. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding long-term U.S government securities and short-term securities (and in-kind contributions), for the year ended September 30, 2002, were as follows:

Purchases	$1,229,329,971

Sales	$256,296,116

Purchases and sales of long-term U.S government securities for the year ended September 30, 2002, were as follows:

Purchases	$171,930,455

Sales	$96,250,962

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund did not designate any long-term capital gain dividends for the year ended September 30, 2002.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED ULTRASHORT BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Ultrashort Bond Fund (the "Fund") as of September 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended September 30, 2002 and 2001, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Ultrashort Bond Fund as of September 30, 2002, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 13, 2002

Board of Directors and Corporation Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1993	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Corporation	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT

Joseph M. Balestrino is Vice President of the Fund. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

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A Statement of Additional Information (SAI) dated November 30, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
World-Class Investment Manager
Federated Ultrashort Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-7115

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

Cusip 31428Q879

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25145 (11/02)

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Federated Investors
World-Class Investment Manager

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

PROSPECTUS

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November 30, 2002

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CLASS A SHARES

A mutual fund seeking to provide total return consistent with current income by investing primarily in a diversified portfolio of investment grade debt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 9

What are the Specific Risks of Investing in the Fund? 14

What Do Shares Cost? 17

How is the Fund Sold? 19

How to Purchase Shares 19

How to Redeem and Exchange Shares 21

Account and Share Information 24

Who Manages the Fund? 25

Financial Information 26

Independent Auditors' Report 51

Board of Directors and Corporation Officers 52

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide total return consistent with current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that income will comprise the largest component of its total return.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a diversified portfolio of domestic and foreign investment grade fixed income securities, consisting principally of Treasury and agency securities, corporate debt securities, government and privately issued mortgage backed securities and asset backed securities. The Fund's investment adviser (Adviser) seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the sector that the Adviser expects to offer the best balance between total return and risk.

Although the value of the Fund's Shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar-weighted average duration to one year or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund may use futures, options and interest rate swaps in an effort to maintain the Fund's targeted duration. Under normal market conditions, the Fund's dollar-weighted average maturity is expected to be 18 months or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities due to the potential prepayment of higher interest mortgages.
  Call Risks. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
  Liquidity Risks. The noninvestment grade securities and collateralized mortgage obligations (CMOs) in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
  Risks Associated with Noninvestment Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
  Leverage Risks. Certain investments may expose the Fund to a level of risk that exceeds the amount invested. Changes in the value of such investments magnify the Fund's risk of loss and potential for gain.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Risk/Return Bar Chart and Table

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The Fund's Class A Shares is a new class of shares, which commenced operations on October 11, 2002. The Fund offers two other classes of shares, Institutional Shares and Institutional Service Shares. For the period prior to the commencement of operations of the Class A Shares, the performance information shown in the bar chart below is for the Fund's Institutional Service Shares, adjusted to reflect the expenses of the Class A Shares. This performance information will help you to analyze the Fund's investment risks in light of the historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund's Class A Shares total return for the nine-month period from January 1, 2002, to September 30, 2002, was 0.59%.

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Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 2.11% (quarter ended December 31, 2000). Its lowest quarterly return was 0.42% (quarter ended June 30, 1999).

Average Annual Total Return Table

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As previously discussed, the Fund's Class A Shares is a new class of shares, which commenced operations on October 11, 2002. Accordingly, for the period prior to the commencement of operations, the performance information shown in the Average Annual Total Return Table is for the Fund's Institutional Service Shares, adjusted to reflect the sales charges and expenses of the Class A Shares. Return Before Taxes is shown for the Class A Shares. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The Table also shows returns averaged over the stated periods and includes comparative performance information in the form of returns for the Merrill Lynch 1-Year Treasury Note Index (ML1T). Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index.

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Fund	1 Year	Start of Performance[1]
Return Before Taxes	5.22%	5.82%
Return After Taxes on Distributions[2]	3.15%	3.49%
Return After Taxes on Distributions and Sale of Fund Shares[2]	3.15%	3.49%
ML1T3	7.28%	6.12%

1 The start of performance date of the Fund's Institutional Service Shares was May 31, 1997.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effect of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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3 Prior to October 1, 2001, the Fund's benchmark index was the Merrill Lynch 1-Year Treasury Bill Index (ML1TB). The ML1TB was no longer published after October 1, 2001. Since the ML1TB is no longer available, the Fund elected to make the ML1T its benchmark index. The ML1T is representative of the securities typically held by the Fund.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED ULTRASHORT BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.60%
Distribution (12b-1) Fee	0.30%
Shareholder Services Fee	0.25%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.25%

1 Although not contractually obligated to do so, the adviser expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending September 30, 2003.

Total Waivers of Fund Expenses	0.35%
Total Actual Annual Fund Operating Expenses (after waivers)	0.90%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee to paid by the Fund (after the anticipated voluntary waiver) will be 0.25% for the fiscal year ending September 30, 2003.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$325

3 Years	$589

What are the Fund's Investment Strategies?

The Fund invests in a diversified portfolio of domestic fixed income securities. The Fund's Adviser actively manages the Fund's portfolio seeking to limit fluctuation in the Fund's Share price due to changes in market interest rates while selecting investments that should offer enhanced returns based upon the Adviser's credit analysis. The Adviser limits fluctuation in the Fund's Share price by limiting the dollar-weighted average duration of the Fund's portfolio to one year or less. The Adviser then seeks higher returns through security selection than are possible in a portfolio limited exclusively to very high credit quality securities. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this section.

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The Fund invests primarily in investment grade fixed income securities. Investment grade securities are those rated BBB or higher by a nationally recognized statistical rating organization (NRSRO) or, if the securities are unrated, if they are deemed to be of equal quality by the Adviser. The Adviser attempts to select securities offering attractive risk-adjusted yields over comparable Treasury securities. Corporate and asset backed securities offer higher yields compared to Treasury securities to compensate for their additional risks, such as credit risk. Mortgage backed securities, which often have nominal credit risk, have higher yields due to their risk that the principal will be repaid faster than expected if the underlying mortgages are prepaid. In selecting securities, the Adviser seeks the higher relative returns of corporate and asset backed (including mortgage backed) securities, while attempting to limit or manage their additional credit or prepayment risks.

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The Adviser's investment process first allocates the Fund's portfolio among fixed income sectors. The Adviser makes a greater allocation of the Fund's portfolio to those sectors that the Adviser expects to offer the best balance between current income and risk and thus offers the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at what the Adviser believes the yield "spread" should be of each security type. (The spread is the difference between the yield of a security versus the yield of a comparable U.S. Treasury security.)

Securities are selected by weighing projected spreads against the spreads at which the securities can currently be purchased. The Adviser also analyzes the prepayment risks and credit risks of individual securities in order to complete the analysis.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying loans and the federal agencies (if any) that support the loans. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

The Adviser attempts to manage the Fund's credit risk by selecting securities that make default in the payment of principal and interest less likely. The Adviser analyzes a variety of factors, including macroeconomic analysis and corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes the issuer's business, competitive position and general financial condition to assess whether the security's credit risk is commensurate with its potential return. In order to enhance returns, the Adviser may purchase lower rated securities, including noninvestment grade securities, that provide better returns than investment grade securities, and foreign securities that provide better returns than domestic securities. There is no assurance that the Adviser's efforts to enhance returns will be successful.

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Within the Fund's one-year portfolio duration constraint, the Adviser may further manage interest rate risk by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. Because the Fund will typically invest in fixed income securities with remaining maturities greater than one year, the Fund will use derivative contracts and certain collaterlized mortgage obligations to maintain the Fund's targeted duration. Under normal market conditions, the Fund's dollar-weighted average maturity is expected to be 18 months or less. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions in analyzing a variety of factors, such as:

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  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

Because the Fund refers to fixed income securities in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income securities.

HEDGING

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Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using certain collateralized mortgage obligations or combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

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What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund invests.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

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IOS AND POS

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CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

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Privately Issued Mortgage Backed Securities

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Privately issued mortgage securities (including privately issued CMOs) are issued by private entities, rather than U.S. government agencies. These securities involve credit risks and liquidity risks.

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Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

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Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser often evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

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Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts:

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy and sell the following types of futures contracts: financial futures, foreign currency forward contracts and futures on securities indices.

Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names.

INTEREST RATE SWAPS

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period.

INVESTMENT RATINGS FOR NONINVESTMENT GRADE SECURITIES

Noninvestment grade securities, also known as junk bonds, are rated below BBB by a NRSRO. These bonds have greater market, credit and liquidity risks than investment grade securities.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT AND CALL RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

Shares Offered	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
		Front-End Sales Charge[2]
Class A	$1,500/$100	2.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIPs) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

SALES CHARGE WHEN YOU PURCHASE

Class A Shares
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	2.00%	2.04%
$50,000 but less than $100,000	1.75%	1.78%
$100,000 but less than $250,000	1.50%	1.52%
$250,000 or greater	0.00%	0.00%

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase may be reduced or eliminated by:

  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
    by you, your spouse, and your children under age 21; or
    of the same share class of two or more Federated Funds (other than money market funds);
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months. (Call your investment professional or the Fund for more information.)

The sales charge will be eliminated when you purchase Shares:

  within 120 days of redeeming Shares of an equal or greater amount;
  by exchanging shares from the same share class of another Federated Fund (other than a money market fund);
  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;
  as a Federated Life Member (Class A Shares only) and their immediate family members; or
  as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

How is the Fund Sold?

The Fund offers three share classes: Class A Shares, Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals, directly or through investment professionals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares and Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged; and
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated Fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

Randall S. Bauer

Randall S. Bauer has been the Fund's Portfolio Manager since October 1998. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

Robert E. Cauley

Robert E. Cauley has been the Fund's Portfolio Manager since October 1998. Mr. Cauley joined Federated in 1996 as a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser and has been a Portfolio Manager since 1997. Mr. Cauley has been a Vice President of the Adviser since 1999. Mr. Cauley was a member of the Asset-Backed Structuring Group at Lehman Brothers Holding, Inc. from 1994 to 1996. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.

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ADVISORY FEES

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The Adviser receives an annual investment advisory fee of 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The Fund's fiscal year end is September 30. As this is the Fund's Class A Shares first fiscal year, financial highlights and related information for the Class A Shares is not yet available.

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The information presented is for the Fund and has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Portfolio of Investments

September 30, 2002

Principal Amount			Value
		ASSET-BACKED SECURITIES--51.5%
		Automotive--26.3%
$10,000,000		ANRC Auto Owner Trust 2001-A, Class A3, 3.76%, 10/17/2005	$10,136,500
6,000,000	[1]	Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%, 6/12/2008	6,344,675
14,000,000		Americredit Automobile Receivables Trust 2002-A, Class A3, 2.01%, 10/12/2006	14,010,686
15,000,000		Americredit Automobile Receivables Trust 2002-B, Class A2, 2.71%, 10/12/2005	15,120,202
2,769,303		Associates Automobile Receivables Trust 2000-2, Class A3, 6.82%, 2/15/2005	2,818,232
9,825,000		BMW Vehicle Lease Trust 2000-A, Class A4, 6.67%, 10/25/2003	10,130,275
5,503,756		BMW Vehicle Owner Trust 2001-A, Class A3, 4.70%, 3/25/2005	5,592,916
10,000,000		BMW Vehicle Owner Trust 2002-A, Class A3, 3.80%, 5/25/2006	10,286,300
10,000,000		Capital One Auto Finance Trust 2002-B, Class A3A, 2.71%, 10/16/2006	10,091,110
8,000,000		Carmax Auto Owner Trust 2001-2, Class A3, 3.32%, 11/15/2005	8,128,000
15,000,000		Carmax Auto Owner Trust 2002-1, Class A3, 3.59%, 6/15/2006	15,393,110
5,000,000		Chase Manhattan Auto Owner Trust 2001-A, Class A3, 4.55%, 8/15/2005	5,106,750
7,000,000		Chase Manhattan Auto Owner Trust 2001-B, Class A3, 3.09%, 11/15/2005	7,078,750
15,000,000		Chase Manhattan Auto Owner Trust 2002-B, Class A3, 3.58%, 5/15/2006	15,355,050
10,000,000		Chevy Chase Auto Receivables Trust 2001-3, Class A3, 3.95%, 5/16/2005	10,250,764
7,000,000		DaimlerChrysler Auto Trust 2001-B, Class A3, 4.85%, 6/6/2005	7,174,720
10,000,000		DaimlerChrysler Auto Trust 2001-C, Class A3, 4.21%, 7/6/2005	10,267,300
15,000,000		DaimlerChrysler Master Owner Trust 2002-A, Class A, 1.88%, 5/15/2007	15,001,107
2,340,270		First Security Auto Owner Trust 2000-2, Class A3, 6.83%, 7/15/2004	2,363,603
15,971,573	[2]	First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	16,221,208
1,331,478	[2]	First Tennessee Financial Auto Securitization Trust 2002-A, Class B, 4.05%, 7/15/2008	1,355,192
20,460,000		Ford Credit Auto Owner Trust 2001-B, Class A4, 5.12%, 10/15/2004	20,829,098
5,000,000		Ford Credit Auto Owner Trust 2001-D, Class A3, 4.31%, 6/15/2005	5,095,200
20,000,000		Ford Credit Auto Owner Trust 2002-C, Class A3, 3.38%, 12/15/2005	20,452,740
859,912		Harley-Davidson Eaglemark Motorcycle Trust 1999-1, Class A4, 5.52%, 2/15/2005	880,334
3,216,509		Harley-Davidson Motorcycle Trust 2001-2, Class B, 4.51%, 6/15/2009	3,352,728
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Automotive--continued
$3,699,432		Harley-Davidson Motorcycle Trust 2001-3, Class B, 3.72%, 10/15/2009	$3,773,833
7,000,000		Honda Auto Receivables Owner Trust 2001-3, Class A3, 3.40%, 2/18/2005	7,072,380
7,500,000		Honda Auto Receivables Owner Trust 2002-1, Class A3, 3.50%, 10/17/2005	7,656,225
14,000,000		Honda Auto Receivables Owner Trust 2002-2, Class A3, 3.83%, 2/15/2006	14,358,120
26,070		Household Automobile Revolving Trust I 1998-1, Class B1, 6.30%, 5/17/2005	26,230
11,000,000		Household Automotive Trust 2001-3, Class A3, 3.68%, 4/17/2006	11,186,340
12,500,000	[2,3]	Hyundai Auto Receivables Trust 2002-A, Class A3, 2.80%, 2/15/2007	12,614,250
3,000,000		Isuzu Auto Owner Trust 2001-1, Class A3, 4.88%, 11/22/2004	3,048,480
5,000,000	[2,3]	Long Beach Auto Receivables Trust 2001-A, Class A3, 5.20%, 3/13/2006	5,132,800
7,000,000		M&I Auto Loan Trust 2001-1, Class A3, 4.49%, 4/20/2006	7,132,860
3,000,000		M&I Auto Loan Trust 2001-1, Class A4, 4.97%, 3/20/2007	3,131,940
4,383,391		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	4,562,590
10,000,000		MMCA Automobile Trust 2001-4, Class A3, 3.97%, 3/15/2006	10,237,668
1,446,996		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	1,506,133
1,136,662		Navistar Financial Corp. Owner Trust 2000-B, Class A3, 6.67%, 11/15/2004	1,142,914
4,746,238		Navistar Financial Corp. Owner Trust 2001-A, Class A3, 4.99%, 8/15/2005	4,811,926
7,000,000		Navistar Financial Corp. Owner Trust 2001-B, Class A3, 2.07%, 7/17/2006	7,010,220
12,000,000		Navistar Financial Corp. Owner Trust 2002-A, Class A3, 4.09%, 7/17/2006	12,330,600
10,000,000		Nissan Auto Receivables Owner Trust 2001-C, Class A3, 4.31%, 5/16/2005	10,197,400
10,000,000		Onyx Acceptance Auto Trust 2002-B, Class A3, 3.94%, 6/15/2006	10,274,500
3,053,093		Toyota Auto Receivables Owner Trust 2000-B, Class A3, 6.76%, 8/15/2004	3,103,988
10,000,000		Toyota Auto Receivables Owner Trust 2002-B, Class A3, 3.76%, 6/15/2006	10,281,000
15,000,000		Union Acceptance Corp. 2001-C, Class A3, 3.81%, 4/10/2006	15,277,800
5,000,000		WFS Financial Owner Trust 2002-2, Class A2, 2.82%, 5/20/2005	5,041,550
15,000,000		WFS Financial Owner Trust 2002-2, Class A3, 3.81%, 2/20/2007	15,402,900
15,000,000		World Omni Automobile Receivables Trust 2002-A, Class A3, 3.40%, 7/17/2006	15,345,222
15,000,000		World Omni Automobile Receivables Trust 2001-B, Class A3, 3.79%, 11/21/2005	15,320,850

		TOTAL	465,817,269

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Credit Card--4.8%
$4,000,000		ARRAN Master Trust 2000-C, Class C, 2.71%, 9/15/2007	$3,997,960
3,000,000	[2]	Circuit City Credit Card Master Trust 2000-1, Class CTF, 3.02%, 2/15/2006	3,008,403
3,750,000		Citibank Credit Card Issuance Trust 2000-C2, Class C2, 2.51%, 10/15/2007	3,723,038
4,000,000		Citibank Credit Card Master Trust 2002-C1, Class C1, 2.76%, 2/9/2009	4,008,520
20,183,333		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	20,551,074
5,000,000		First Consumers Master Trust 2001-A, Class B, 2.92%, 9/15/2008	5,025,750
11,000,000	[2]	First USA Credit Card Master Trust 1999-1, Class C, 6.42%, 10/19/2006	11,507,870
7,500,000		Fleet Credit Card Master Trust II 2001-C, Class A, 3.86%, 3/15/2007	7,716,750
6,000,000		J.C.Penney Master Credit Card Trust E, Class A, 5.50%, 6/15/2007	6,214,440
2,750,000	[2]	MBNA Master Credit Card Trust 1999-K, Class C, 2.77%, 3/15/2005	2,750,798
4,000,000		MBNA Master Credit Card Trust 2001-C3, Class C3, 6.55%, 12/15/2008	4,379,920
10,000,000	[2]	Providian Master Trust 1999-1, Class C, 7.35%, 1/15/2009	10,832,617
2,192,292		Sears Credit Account Master Trust 1995-5, Class A, 6.05%, 1/15/2008	2,259,310

		TOTAL	85,976,450

		Equipment Lease Contracts--1.2%
2,605,127		CIT Equipment Collateral 2000-2, Class A3, 6.84%, 6/20/2004	2,653,957
10,000,000		CIT Equipment Collateral 2001-A, Class A3, 4.32%, 5/20/2005	10,235,932
4,000,000	[2]	Copelco Capital Funding Corp. 2000-A, Class R1, 7.57%, 11/18/2005	4,152,120
4,149,773	[2]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	4,262,274

		TOTAL	21,304,283

		Home Equity Loan--14.2%
103,415,000		ACE Securities Corp. 2001-HE1, Class AIO, 6.00%, 8/20/2004	6,785,058
50,000,000		ACE Securities Corp. 2002-HE1, Class AIO, 6.50%, 6/25/2032	4,630,000
2,946,210		AQ Finance NIM Trust 2001-2, NOTE, 9.00%, 10/25/2031	2,900,249
2,649,413	[2]	AQ Finance NIM Trust 2001-3A, NOTE, 8.84%, 2/25/2032	2,669,513
1,453,482	[2]	AQ Finance NIM Trust 2001-A, NOTE, 9.50%, 8/15/2031	1,449,397
1,924,142	[2]	AQ Finance NIM Trust 2002-1, NOTE, 9.50%, 6/25/2032	1,900,090
12,500,000		AMRESCO Residential Securities Mortgage Loan Trust 1998-2, Class A4, 6.45%, 4/25/2027	12,924,875
6,000,000		American Business Financial Services 2001-2, Class A3, 5.82%, 7/25/2016	6,246,809
32,000,000		American Business Financial Services 2002-1, Class AIO, 10.00%, 9/15/2004	5,840,000
25,300,000		American Business Financial Services 2002-2, Class AIO, 10.00%, 6/15/2033	3,951,860
50,750,000		Ameriquest Mortgage Securities, Inc. 2002-3, Class S, 6.00%, 8/25/2032	5,365,290
4,713,309		Asset Backed Funding Certificate 2001-AQ1, Class A3, 5.75%, 4/20/2027	4,757,425
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$18,992,500		Asset Backed Funding Certificate 2002-WF2, Class A2, 2.86%, 5/25/2032	$19,016,241
43,000,000		Asset Backed Securities Corp. Home Equity Loan Trust 2001-HE3, Class AIO, 6.50%, 11/15/2031	2,468,200
20,243,609		Asset Backed Securities Corp. Home Equity Loan Trust 2002-HE2, Class AIO, 6.50%, 8/15/2032	1,975,169
23,800,000		Asset Backed Securities Corp. Home Equity Loan Trust 2002-HE3, Class 2AIO, 5.00%, 8/15/2032	1,928,276
29,400,000		Asset Backed Securities Corp. Home Equity Loan Trust 2002-HE3, Class AIO, 5.25%, 8/15/2032	2,504,292
1,992,897		Centex Home Equity 1999-2, Class A3, 6.26%, 7/25/2025	2,004,834
431,810		Chase Funding Mortgage Loan 1999-1, Class IIB, 4.56%, 6/25/2028	434,591
13,600,000		Chase Funding Mortgage Loan 2002-3, Class 1A3, 3.55%, 3/25/2022	13,821,952
60,748,800		CIT Group Home Equity Loan Trust 2002-2, Class AIO, 5.00%, 6/25/2003	2,240,416
256,977		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	261,472
6,820,000		Conseco Finance 2000-B, Class AF3, 7.52%, 3/15/2020	7,022,008
6,000,000		Conseco Finance 2001-B, Class 1A3, 5.81%, 6/15/2032	6,127,762
78,923,077		Conseco Finance 2001-D, Class AIO, 8.80%, 11/15/2032	7,259,345
110,490		ContiMortgage Home Equity Loan Trust 1994-4, Class A6, 8.27%, 12/15/2024	110,976
5,800,000		ContiMortgage Home Equity Loan Trust 1999-3, Class A4, 7.12%, 1/25/2025	5,938,678
4,543,613		Ditech Home Loan Owner Trust 1997-1, Class A4, 7.36%, 1/15/2024	4,774,383
132,662		EQCC Home Equity Loan Trust 1995-4, Class A4, 6.95%, 3/15/2012	136,856
1,100,000		EQCC Home Equity Loan Trust 1995-4, Class A5, 7.25%, 3/15/2026	1,127,764
1,168,414		EQCC Home Equity Loan Trust 1997-2, Class A7, 6.89%, 2/15/2020	1,194,025
12,904,335		EQCC Home Equity Loan Trust 1999-2, Class A3F, 6.35%, 8/25/2022	13,416,121
7,000,000		First Franklin Mortgage Loan Asset Backed Certificates 2002-FF2, Class A, 8.11%, 9/25/2032	6,983,620
3,977,833	[2]	First Franklin NIM Trust 2001-FF2, Note, 8.35%, 11/25/2031	3,967,889
2,675,759	[2]	First Plus Home Loan Trust 1997-3, Class B2, 8.50%, 11/10/2023	2,713,006
10,000,000		First Plus Home Loan Trust 1997-4, Class A8, 7.31%, 9/11/2023	10,658,500
5,566,378		First Plus Home Loan Trust 1997-4, Class M1, 7.14%, 9/11/2023	5,894,126
5,000,000		Fremont Home NIM Trust 2002-1, Note, 8.36%, 8/25/2033	5,000,000
127,414		GE Capital Mortgage Services, Inc. 1997-HE4, Class A5, 6.80%, 12/25/2017	127,811
22,174,000		GMAC Mortgage Corp. Loan Trust 2002-HE2, Class AIO, 7.50%, 6/25/2027	3,032,184
20,425		Green Tree Home Equity Loan Trust 1999-A, Class A3, 5.98%, 4/15/2018	20,463
76,941		Green Tree Home Improvement Loan Trust 1995-C, Class B1, 7.20%, 7/15/2020	76,707
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$53,784		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	$55,542
2,289,085		Indymac Home Equity Loan Asset-Backed Trust 1998-A, Class AF4, 6.31%, 10/25/2029	2,334,501
5,000,000		Indymac Home Equity Loan Asset-Backed Trust 2001-A, Class AF6, 6.54%, 11/25/2030	5,469,300
25,300,000		Indymac Home Equity Loan Asset-Backed Trust 2001-C, Class AIO, 6.50%, 12/25/2032	1,808,444
2,325,110	[2]	Long Beach Asset Holdings Corp. NIM Trust 2001-3, Note, 7.87%, 9/25/2031	2,294,605
69,975,000		Long Beach Mortgage Loan Trust 2001-4, Class 2S, 6.00%, 6/25/2004	4,535,080
1,813,348		Mellon Bank Home Equity Installment Loan 1997-1, Class A4, 6.84%, 7/25/2012	1,928,623
1,824,784		Mellon Bank Home Equity Installment Loan 1998-1, Class B, 6.95%, 3/25/2015	1,920,512
1,795,317		Mellon Bank Home Equity Installment Loan 1999-1, Class A2, 6.02%, 11/25/2013	1,830,074
1,243,426	[2]	Merrill Lynch Mortgage Investors, Inc. 1998-FF3, Class BB, 5.50%, 11/20/2029	1,056,912
147,214		NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	122,188
679,884	[2]	Option One Mortgage Securities Corp. 1999-3, Class CTFS, 10.80%, 12/26/2029	679,884
826,572	[2]	Option One Mortgage Securities Corp. 1999-3, Class CTFS, 9.66%, 9/26/2031	827,499
6,344,153	[2]	Option One Mortgage Securities Corp. 2002-4, Class CTFS, 8.35%, 7/25/2032	6,273,098
3,861,548	[2]	Renaissance NIM Trust 2002-B, NOTE, 8.59%, 8/25/2032	3,861,548
198,052,000		Residential Asset Mortgage Products, Inc. 2002-RS3, Class AIIO, 2.00%, 12/25/2004	3,390,650
7,000,000		Residential Asset Mortgage Products, Inc. 2002-RZ1, Class A2, 4.30%, 4/25/2023	7,151,130
42,000,000		Residential Asset Mortgage Products, Inc. 2002-RZ1, Class AIO, 5.50%, 8/25/2004	2,874,480
12,500,000		Residential Funding Mortgage Securities II 2002-HI3, Class AIO, 11.00%, 12/25/2004	2,492,625
51,652,542		Residential Funding Mortgage Securities II 2002-HS2, Class AIO, 7.00%, 12/25/2004	3,970,014
948,761	[2]	Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	934,103
67,070,064		Saxon Asset Securities Trust 2001-3, Class AIO, 6.25%, 4/25/2004	4,554,728
450,812		The Money Store Home Equity Trust 1992-D1, Class A2, 8.18%, 1/15/2008	450,374
113,968		UCFC Home Equity Loan 1997-C, Class A5, 6.88%, 9/15/2022	115,272

		TOTAL	252,589,419

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Manufactured Housing--2.5%
$3,640,915		Conseco Finance Securitization Corp. 2000-5, Class A2, 7.06%, 2/1/2032	$3,677,361
92,745,620		Conseco Recreational Enthusiast Consumer Trust 2001-A, Class APIO, 5.00%, 8/15/2025	6,399,448
356,252		Green Tree Financial Corp. 1993-4, Class B1, 7.20%, 1/15/2019	362,433
15,531		Green Tree Financial Corp. 1994-5, Class A4, 7.95%, 11/15/2019	15,619
346,211		Green Tree Financial Corp. 1994-7, Class A6, 8.95%, 3/15/2020	386,524
250,000		Green Tree Financial Corp. 1995-3, Class B1, 7.85%, 8/15/2025	222,410
3,589,711		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	3,841,349
12,854,554		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	13,855,409
500,000		Green Tree Financial Corp. 1997-3, Class B1, 7.51%, 3/15/2028	227,030
1,500,000		Green Tree Financial Corp. 1997-4, Class B1, 7.23%, 2/15/2029	686,280
6,000,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	1,831,980
27,819		Green Tree Recreational, Equipment & Consumer Trust 1997-B, Class A1, 6.55%, 7/15/2028	30,917
303,683		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	314,038
7,000,000		Lehman ABS Manufactured Housing Contract 2001-B, Class A2, 3.70%, 11/15/2010	7,116,531
4,000,000	[2]	Merit Securities Corp. 12, Class 1B, 7.98%, 7/28/2033	2,840,000
2,000,000		Merit Securities Corp. 13, Class A4, 7.88%, 12/28/2033	2,125,670
488,891		Vanderbilt Mortgage Finance 1994-A, Class A3, 8.00%, 7/10/2019	496,445
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 4.41%, 6/7/2016	498,196

		TOTAL	44,927,640

		Other--1.0%
2,426,096	[2]	CapitalSource Commercial Loan Trust 2002-1A, Class A, 2.29%, 2/20/2014	2,423,064
4,000,000		Caterpillar Financial Asset Trust 2001-A, Class A3, 4.85%, 4/25/2007	4,115,173
8,000,000		John Deere Owner Trust 2001-A, Class A3, 3.26%, 10/17/2005	8,125,801
1,683,900		Tobacco Settlement Revenue Management Authority 2001-A, Class A, 7.67%, 5/15/2016	1,825,028

		TOTAL	16,489,066

		Utilities--1.5%
8,500,000		CPL Transition Funding LLC 2002-1, Class A1, 3.54%, 1/15/2007	8,665,410
5,000,000		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	5,461,450
11,188,000		Peco Energy Transition Trust 1999-A, Class A4, 5.80%, 3/1/2007	11,925,849

		TOTAL	26,052,709

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $907,113,846)	913,156,836

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--12.3%
		Non-Agency Mortgage--10.1%
$109,310,808		Amortizing Residential Collateral Trust 2002-BC2, Class AIO, 6.00%, 4/25/2005	$7,958,921
7,616,734	[2]	Amortizing Residential Collateral Trust 2002-BC3, Class NIM, Class B2, 7.00%, 6/25/2032	7,523,886
109,480,381		Amortizing Residential Collateral Trust 2002-BC4, Class AIO, 6.00%, 6/25/2004	8,211,029
9,976,081		Bank of America Mortgage Securities 2001-10, Class 2A6, 2.21%, 10/25/2016	9,982,316
700,195	[2]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	721,201
446,748	[2]	Bayview Financial Acquisition Trust 1998-1, Class MII1, 2.56%, 5/25/2029	420,850
17,000,000	[2]	Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	2,150,398
33,314,000		Bear Stearns Asset Backed Securities, Inc. 2002-1, Class AIO, 8.00%, 9/25/2004	4,910,484
505,688		Bear Stearns Mortgage Securities, Inc. 1996-8, Class B3, 8.00%, 11/25/2027	504,553
109,245		C-BASS ABS, LLC 1998-3, Class AF, 6.50%, 1/25/2033	113,457
2,413,377	[2]	C-BASS ABS LLC 1999-3, Class B1, 6.89%, 2/3/2029	2,237,659
109,896		Countrywide Home Loans 1999-3, Class A3, 6.25%, 4/25/2029	109,872
400,320		Countrywide Home Loans 1999-5, Class A1, 6.75%, 5/25/2028	412,213
5,639,069		GSR Mortgage Loan Trust 2002-2, Class A1B, 3.65%, 5/25/2032	5,658,467
15,000,000		GSR Mortgage Loan Trust 2002-5, Class A1B, 3.61%, 1/25/2032	15,271,313
15,000,000		GSR Mortgage Loan Trust 2002-9, Class A2B, 3.42%, 10/25/2032	15,086,700
7,000,000	[2]	Harwood Street Funding I, LLC 2001-1A, Class CTFS, 3.60%, 9/20/2004	6,965,000
559,620		Homeside Mortgage Securities, Inc. 1998-1, Class A2, 6.75%, 2/25/2028	559,964
12,934,166		Impac CMB Trust 2001-4, Class A2, 2.38%, 12/25/2031	12,982,233
20,000,000		Impac Secured Assets Common Owner Trust 2001-7, Class AIO, 8.00%, 4/25/2004	1,496,200
100,000	[2]	Mellon Residential Funding Corp. 1998-TBC1, Class B4, 6.59%, 10/25/2028	85,661
236,435		Norwest Asset Securities Corp. 1998-2, Class A1, 6.50%, 2/25/2028	242,660
706,136		PNC Mortgage Securities Corp. 1999-5, Class 2A1, 6.75%, 7/25/2029	711,285
6,000,000		Permanent Financing PLC 1, Class 1C, 2.83%, 6/10/2042	5,998,200
5,000,000	[2]	Principal Residential Mortgage Capital Resources 2001-3A, Class B, 3.64%, 12/20/2006	4,909,400
205,926	[2]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.82%, 10/26/2023	162,302
537,353		Residential Accredit Loans, Inc. 1998-QS14, Class A2, 6.50%, 10/25/2028	538,637
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$5,711,690		Residential Accredit Loans, Inc. 2001-QS3, Class NB1, 7.25%, 3/25/2031	$5,858,080
119,000,000		Residential Asset Mortgage Products, Inc. 2002-RZ2, Class AIO, 5.00%, 11/25/2004	7,550,550
4,879,157		Residential Asset Securitization Trust 1997-A3, Class A13, 6.92%, 5/25/2027	4,948,954
51,500,000		Residential Asset Securitization Trust 2002-A1, Class AIO, 5.75%, 7/25/2004	4,474,835
42,500,000		Residential Asset Securitization Trust 2002-A5, Class AIO, 2.50%, 11/25/2004	1,973,934
45,000,000		Residential Asset Securitization Trust 2002-A7, Class AIO, 2.50%, 12/25/2004	1,903,608
807,304		Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	872,914
407,102		Residential Funding Mortgage Securities I 1995-S4, Class M1, 8.00%, 4/25/2010	426,732
677,079		Residential Funding Mortgage Securities I 1996-S1, Class A11, 7.10%, 1/25/2026	697,337
401,685		Residential Funding Mortgage Securities I 1996-S25, Class M3, 7.75%, 12/25/2026	413,539
314,217		Residential Funding Mortgage Securities II 1999-HS2, Class AI4, 6.34%, 7/25/2029	314,505
1,918,223		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	1,939,168
7,785,370		Structured Asset Securities Corp. 2001-11, Class 1A2, 5.75%, 8/25/2031	7,833,289
128,111,913		Structured Asset Securities Corp. 2002-HF1, Class AIO, 6.00%, 5/25/2005	9,327,828
2,500,252		Washington Mutual Mortgage Securities Corp. 2001-AR2, Class A2, 4.52%, 11/25/2031	2,501,885
11,458,640		Washington Mutual Mortgage Securities Corp. 2001-AR4, Class A2, 3.96%, 12/25/2031	11,482,460

		TOTAL	178,444,479

		U.S. Government Agencies--2.2%
53,000,000		Federal Home Loan Mortgage Corp., (Series T-38), Class AIO, 5.00%, 2/25/2003	1,523,750
8,167,000		Federal Home Loan Mortgage Corp., (Series 2018), Class PC, 5.75%, 6/15/2023	8,389,959
7,350,000		Federal Home Loan Mortgage Corp., (Series 2141), Class NI, 6.00%, 11/15/2027	2,466,513
8,670,700		Federal Home Loan Mortgage Corp., (Series 2337), Class PI, 6.50%, 3/15/2021	532,641
9,266,285		Federal Home Loan Mortgage Corp., (Series 2346), Class PI, 6.50%, 3/15/2011	500,009
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		U.S. Government Agencies--continued
$5,299,438		Federal Home Loan Mortgage Corp., (Series 2391), Class E, 4.75%, 12/15/2006	$5,388,361
10,446,121		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	10,850,908
4,204,036		Federal National Mortgage Association, (Series 1998-73), Class A, 6.50%, 1/25/2029	4,239,728
17,900,000		Federal National Mortgage Association, (Series 2001-33), Class IC, 6.00%, 10/25/2028	4,770,529
1,591,973		Government National Mortgage Association, Series 1998-1, Class PG, 7.00%, 7/20/2024	22,479
5,127,518		Government National Mortgage Association, Series 2001-13, Class PV, 6.50%, 7/20/2027	290,262

		TOTAL	38,975,139

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $217,156,380)	217,419,618

		CORPORATE BONDS--17.3%
		Aerospace & Defense--1.0%
9,750,000		Boeing Capital Corp., Sr. Note, 5.65%, 5/15/2006	10,228,433
7,579,000		Raytheon Co., Note, 6.30%, 3/15/2005	8,031,012

		TOTAL	18,259,445

		Automotive--0.6%
3,000,000	[1]	DaimlerChrysler AG, Company Guarantee, 7.75%, 6/15/2005	3,310,560
4,750,000		Delphi Auto Systems Corp., Note, 6.13%, 5/1/2004	4,944,133
2,500,000		Hertz Corp., Jr. Sub. Note, 7.00%, 7/15/2003	2,491,300

		TOTAL	10,745,993

		Banking--0.3%
5,100,000		GS Escrow Corp., Sr. Note, 7.00%, 8/1/2003	5,273,808

		Beverage & Tobacco--0.1%
1,000,000	[1]	Philip Morris Cos., Inc., Deb., 8.25%, 10/15/2003	1,049,510

		Broadcast Radio & TV--1.1%
7,000,000	[1]	Clear Channel Communications, Inc., Sr. Note, 7.25%, 9/15/2003	7,078,750
4,976,785		Fox Family Worldwide, Inc., Sr. Disc. Note, 10.25%, 11/1/2007	5,238,066
7,725,000	[1]	Turner Broadcasting System, Sr. Note, 7.40%, 2/1/2004	7,734,656

		TOTAL	20,051,472

		Building & Development--0.3%
5,800,000		Centex Corp., Sr. Note, 3.61%, 10/22/2002	5,807,598

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Products--0.2%
$3,000,000		Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008	$3,273,750

		Ecological Services & Equipment--0.2%
1,325,000		USA Waste Services, Inc., Sr. Note, 6.50%, 12/15/2002	1,329,479
3,000,000		WMX Technologies, Inc., Unsecd. Note, 6.38%, 12/1/2003	3,043,590

		TOTAL	4,373,069

		Finance-Automotive--1.0%
7,000,000	[1]	Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	6,963,110
2,000,000	[1]	Ford Motor Credit Co., Unsecd. Note, 7.75%, 11/15/2002	2,006,020
8,000,000		General Motors Acceptance Corp., Note, 5.80%, 3/12/2003	8,079,920

		TOTAL	17,049,050

		Finance-Retail--0.5%
8,000,000		Sears Roebuck Acceptance Corp., Unsecd. Note, 7.00%, 6/4/2003	8,191,600

		Financial Intermediaries--1.4%
7,750,000		Amvescap PLC, Company Guarantee, 6.60%, 5/15/2005	8,432,465
1,000,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.00%, 10/1/2002	1,000,760
5,000,000		Salomon Smith Barney Holdings, Inc., Note, 7.00%, 3/15/2004	5,323,750
10,000,000	[1]	Wells Fargo Financial, Inc., Sr. Note, 6.70%, 9/22/2004	10,815,900

		TOTAL	25,572,875

		Financial Services--1.3%
5,000,000		Heller Financial, Inc., Bond, 6.40%, 1/15/2003	5,063,500
7,000,000	[1]	Household Finance Corp., Unsecd. Note, 6.50%, 1/24/2006	7,032,200
10,000,000		Textron Financial Corp., MTN, 5.65%, 3/26/2004	10,360,800

		TOTAL	22,456,500

		Food & Drug Retailers--1.4%
9,700,000		Albertsons, Inc., Sr. Note, 6.55%, 8/1/2004	10,346,602
8,425,000	[1]	Meyer (Fred), Inc., Sr. Note, 7.38%, 3/1/2005	9,186,030
5,000,000		Safeway, Inc., Note, 6.15%, 3/1/2006	5,398,450

		TOTAL	24,931,082

		Food Products--1.1%
10,000,000		Diageo PLC, Company Guarantee, Zero coupon, 1/6/2004	9,756,000
5,000,000	[1]	Kellogg Co., Note, 6.00%, 4/1/2006	5,517,450
5,000,000	[1]	Kraft Foods, Inc., Note, 4.63%, 11/1/2006	5,277,150

		TOTAL	20,550,600

Principal Amount			Value
		CORPORATE BONDS--continued
		Forest Products--0.8%
$4,000,000		Fort James Corp., Note, 6.70%, 11/15/2003	$3,800,000
10,000,000	[2,3]	Weyerhaeuser Co., Note, 2.95%, 9/15/2003	10,015,000

		TOTAL	13,815,000

		Insurance--0.7%
10,732,000		AXA Financial, Inc., Sr. Note, 9.00%, 12/15/2004	11,953,194

		Oil & Gas--0.4%
7,000,000		Conoco Funding, Co., Company Guarantee, 5.45%, 10/15/2006	7,537,950

		Real Estate--0.6%
2,500,000		EOP Operating LP, Note, 6.50%, 6/15/2004	2,632,075
5,000,000		EOP Operating LP, Note, 7.38%, 11/15/2003	5,233,800
2,320,000		EOP Operating LP, Sr. Note, 6.38%, 2/15/2003	2,351,482

		TOTAL	10,217,357

		Retailers--0.6%
10,000,000	[1]	Wal-Mart Stores, Inc., Note, 4.15%, 6/15/2005	10,465,400

		Technology Services--0.4%
7,000,000		International Business Machines Corp., Note, 4.13%, 6/30/2005	7,160,580

		Telecommunications & Cellular--1.2%
8,000,000		Intermedia Communications, Inc., Sr. Disc. Note, 12.25%, 3/1/2009	760,000
2,000,000	[4]	MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	190,000
3,160,000		Tele-Communications, Inc., Sr. Note, 8.25%, 1/15/2003	3,149,888
3,000,000		U.S. West Communications, Inc., 7.20%, 11/1/2004	2,685,000
15,000,000	[2,3]	Verizon Wireless, Inc., 2.22%, 12/17/2003	14,216,700

		TOTAL	21,001,588

		Utilities--2.1%
5,000,000		Citizens Utilities Co., Deb., 6.80%, 8/15/2026	4,911,000
4,000,000	[1]	Citizens Utilities Co., Deb., 7.45%, 1/15/2004	3,775,000
8,750,000	[2,3]	Conectiv, Inc., Note, 3.30%, 2/28/2003	8,767,500
7,000,000		GTE North, Inc., Deb., 6.40%, 2/15/2005	7,370,230
3,000,000		Ohio Power Co., Note, 7.00%, 7/1/2004	3,197,280
2,000,000		PP&L Capital Funding, Inc., Note, 7.70%, 11/15/2002	2,007,860
7,000,000		PSEG Power LLC, 6.88%, 4/15/2006	7,072,520

		TOTAL	37,101,390

		TOTAL CORPORATE BONDS (IDENTIFIED COST $312,472,300)	306,838,811

Principal Amount or Shares			Value
		U.S. TREASURY--6.4%
		Treasury Securities--6.4%
$104,510,160	[1]	U.S. Treasury Inflation Indexed Note, 3.38%, 1/15/2007 (Identified Cost $107,930,601)	$113,913,984

		MUTUAL FUNDS--12.0%
12,727,554		High Yield Bond Portfolio	75,601,667
138,028,223		Prime Value Obligations Fund, Class IS	138,028,223

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $220,882,168)	213,629,890

		TOTAL INVESTMENTS (IDENTIFIED COST $1,765,555,295)[5]	$1,764,959,139

1 Certain shares are temporarily on loan to unaffiliated broker/dealers.

2 Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At September 30, 2002, these securities amounted to $163,903,697 which represents 9.2% of net assets. Included in these amounts, securities which have been been deemed liquid amounted to $50,746,250 which represents 2.9% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Directors.

4 Non-income producing security.

5 The cost of investments for federal tax purposes amounts to $1,766,151,093. The net unrealized depreciation of investments on a federal tax basis amounts to $1,191,954 which is comprised of $29,816,983 appreciation and $31,008,937 depreciation at September 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($1,774,173,066) at September 30, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2002

Assets:
Total investments in securities, at value (identified cost $1,765,555,295)		$1,764,959,139
Income receivable		7,393,089
Receivable for investments sold		7,992,551
Receivable for fund shares sold		11,279,833
Cash held as collateral for securities lending		141,235,888
Receivable for daily variation margin		1,255,598

TOTAL ASSETS		1,934,116,098

Liabilities:
Payable for investments purchased	$4,614,847
Payable for fund shares redeemed	10,433,407
Payable to investment adviser	11,076
Income distribution payable	2,966,071
Payable to bank	219,661
Payable on collateral due to broker	141,235,888
Accrued expenses	462,082

TOTAL LIABILITIES		159,943,032

Net assets for 919,075,297 shares outstanding		$1,774,173,066

Net Assets Consist of:
Paid in capital		$1,812,627,468
Net unrealized depreciation of investments and futures contracts		(7,046,312)
Accumulated net realized loss on investments and futures contracts		(31,252,762)
Distributions in excess of net investment income		(155,328)

TOTAL NET ASSETS		$1,774,173,066

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$887,733,161 ÷ 459,833,397 shares outstanding		$1.93

Institutional Service Shares:
$886,439,905 ÷ 459,241,900 shares outstanding		$1.93

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2002

Investment Income:
Dividends			$7,676,438
Interest (including income on securities loaned of $8,769)			63,009,853

TOTAL INCOME			70,686,291

Expenses:
Investment adviser fee		$8,740,432
Administrative personnel and services fee		1,095,538
Custodian fees		70,530
Transfer and dividend disbursing agent fees and expenses		162,639
Directors'/Trustees' fees		10,586
Auditing fees		11,144
Legal fees		5,792
Portfolio accounting fees		175,012
Distribution services fee--Institutional Service Shares		2,079,191
Shareholder services fee--Institutional Shares		1,562,656
Shareholder services fee--Institutional Service Shares		2,081,103
Share registration costs		133,646
Printing and postage		31,437
Insurance premiums		1,457
Taxes		109,644
Miscellaneous		2,786

TOTAL EXPENSES		16,273,593

Waivers and Reimbursement:
Waiver of investment adviser fee	$(5,044,371)
Waiver of distribution services fee--Institutional Service Shares	(415,838)
Waiver of shareholder services fee--Institutional Shares	(1,562,656)
Waiver of transfer and dividend disbursing agent fees and expenses	(53,798)
Reimbursement of investment adviser fee	(24,681)

TOTAL WAIVERS AND REIMBURSEMENT		(7,101,344)

Net expenses			9,172,249

Net investment income			61,514,042

Realized and Unrealized Loss on Investments and Futures Contracts:
Net realized loss on investments			(12,514,557)
Net realized loss on futures contracts			(14,207,074)
Net change in unrealized appreciation of investments and futures contracts			(10,834,852)

Net realized and unrealized loss on investments and futures contracts			(37,556,483)

Change in net assets resulting from operations			$23,957,559

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$61,514,042	$19,309,798
Net realized loss on investments and futures contracts	(26,721,631)	(3,025,448)
Net change in unrealized appreciation (depreciation) of investments and future contracts	(10,834,852)	6,812,467

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	23,957,559	23,096,817

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(28,041,316)	(5,539,933)
Institutional Service Shares	(33,839,870)	(13,934,652)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(61,881,186)	(19,474,585)

Share Transactions:
Proceeds from sale of shares	3,418,768,464	849,733,750
Net asset value of shares issued to shareholders in payment of distributions declared	33,495,627	12,046,182
Cost of shares redeemed	(2,374,967,614)	(358,019,837)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,077,296,477	503,760,095

Change in net assets	1,039,372,850	507,382,327

Net Assets:
Beginning of period	734,800,216	227,417,889

End of period (including distributions in excess of net investment income and undistributed net investment income of $(155,328) and $35,257, respectively)	$1,774,173,066	$734,800,216

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2002

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide total return consistent with current income.

The Fund offers two classes: Institutional Shares and Institutional Service Shares. Effective October 11, 2002, Class A Shares were added to the Fund.

On August 20, 1998, the Board of Directors (the "Directors") declared a stock split. The stock split was affected in the form of a dividend payable in shares of the Fund on October 21, 1998. The dividend consisted of 5.08 shares for one (1) share in order to establish a $2.00 per share net asset value. Per share data prior to October 21, 1998 has been restated to give effect to the split.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities, listed corporate bonds and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national security exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to various book and tax differences. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
$176,559	$(176,559)

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

As of September 30, 2002, the tax composition of dividends was as follows:

Ordinary income	$61,881,186

Long-term capital gains	$--

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,834,012

Undistributed long-term capital gains	$--

Unrealized depreciation	$(7,642,110)

At year end, there were no significant differences between GAAP basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax treatment of wash sale loss deferrals.

At September 30, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $8,785,177, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,707,405

2010	$ 7,077,772

Net capital losses of $28,341,286 attributable to security transactions incurred after October 31, 2001 are treated as arising on October 1, 2002, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash, U.S. government securities or other liquid securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended September 30, 2002, the Fund had realized loss of $14,207,074 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At September 30, 2002, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Depreciation
December 2002	500 U.S. Treasury Note 2-Year Futures	Short	$(1,195,312)

December 2002	425 U.S. Treasury Note 5-Year Futures	Short	(1,487,500)

December 2002	275 U.S. Treasury Note 10-Year Futures	Short	(1,314,844)

September 2003	100 Eurodollar Futures	Short	(1,145,625)

December 2003	100 Eurodollar Futures	Short	(637,500)

March 2007	150 Eurodollar Futures	Short	(669,375)

NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(6,450,156)

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$124,340,532	$141,235,888

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith by the using methods approved by the Directors.

Additional information on each restricted security held at September 30, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost
Amortizing Residential Collateral Trust 2002-BC3, Class NIM, Class B2, 7.00%, 6/25/2032	6/18/2002	$ 7,525,333

AQ Finance NIM Trust 2001-3A, NOTE, 8.84%, 2/25/2032	12/05/2001	2,649,413

AQ Finance NIM Trust 2001-A, NOTE, 9.50%, 8/15/2031	1/15/2002	1,447,577

AQ Finance NIM Trust 2002-1, NOTE, 9.50%, 6/25/2032	3/15/2002	1,923,007

Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	12/08/1998	698,663

Bayview Financial Acquisition Trust 1998-1, Class MII1, 2.56%, 5/25/2029	3/12/1999	422,177

Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	5/02/2002	2,044,165

CapitalSource Commercial Loan Trust 2002-1A, Class A, 2.29%, 2/20/2014	5/13/2002	2,426,096

C-BASS ABS LLC 1999-3, Class B1, 6.89%, 2/3/2029	7/09/1999	1,975,575

Circuit City Credit Card Master Trust 2000-1, Class CTF, 3.02%, 2/15/2006	2/23/2000	3,000,000

Copelco Capital Funding Corp. 2000-A, Class R1, 7.57%, 11/18/2005	4/14/2000	3,999,048

First Franklin NIM Trust 2001-FF2, Note, 8.35%, 11/25/2031	11/14/2001	3,977,833

First Plus Home Loan Trust 1997-3, Class B2, 8.50%, 11/10/2023	9/27/2001	2,655,691

First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	6/10/2002	15,969,077

First Tennessee Financial Auto Securitization Trust 2002-A, Class B, 4.05%, 7/15/2008	6/10/2002	1,331,478

First USA Credit Card Master Trust 1999-1, Class C, 6.42%, 10/19/2006	2/06/2002	11,434,414

Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	3/22/2002	4,149,320

Harwood Street Funding I, LLC 2001-1A, Class CTFS, 3.60%, 9/20/2004	11/30/2001	7,000,000

Long Beach Asset Holdings Corp. NIM Trust 2001-3, Note, 7.87%, 9/25/2031	10/02/2001	2,324,747

MBNA Master Credit Card Trust 1999-K, Class C, 2.77%, 3/15/2005	10/22/1999	2,750,000

Mellon Residential Funding Corp. 1998-TBC1, Class B4, 6.59%, 10/25/2028	12/16/1998	100,420

Merit Securities Corp. 12, Class 1B, 7.98%, 7/28/2033	5/18/1999	3,962,986

Security	Acquisition Date	Acquisition Cost
Merrill Lynch Mortgage Investors, Inc. 1998-FF3, Class BB, 5.50%, 11/20/2029	5/11/1999	$ 1,202,434

Option One Mortgage Securities Corp. 1999-3, Class CTFS, 10.80%, 12/26/2029	11/10/1999-3/08/2001	681,809

Option One Mortgage Securities Corp. 1999-3, Class CTFS, 9.66%, 9/26/2031	8/15/2001	826,499

Option One Mortgage Securities Corp. 2002-4, Class CTFS, 8.35%, 7/25/2032	6/10/2002	6,343,988

Principal Residential Mortgage Capital Resources 2001-3A, Class B, 3.64%, 12/20/2006	11/29/2001	5,000,000

Providian Master Trust 1999-1, Class C, 7.35%, 1/15/2009	4/22/2002	10,355,859

Renaissance NIM Trust 2002-B, NOTE, 8.59%, 8/25/2032	6/18/2002	3,861,548

Resecuritization Mortgage Trust 1998-A, Class B3, 7.82%, 10/26/2023	2/12/1999	177,418

Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	5/21/1999	943,059

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At September 30, 2002, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Year Ended 9/30/2002		Year Ended 9/30/2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	777,114,983	$1,519,220,591	113,681,957	$224,448,464
Shares issued to shareholders in payment of distributions declared	5,574,873	10,876,982	1,820,060	3,589,674
Shares redeemed	(432,380,016)	(842,820,835)	(30,853,117)	(60,914,573)

NET CHANGE RESULTING FROMINSTITUTIONAL SHARE TRANSACTIONS	350,309,840	$687,276,738	84,648,900	$167,123,565

	Year Ended 9/30/2002		Year Ended 9/30/2001
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	970,837,851	$1,899,547,873	316,823,030	$625,285,286
Shares issued to shareholders in payment of distributions declared	11,575,732	22,618,645	4,286,038	8,456,508
Shares redeemed	(784,812,973)	(1,532,146,779)	(150,716,885)	(297,105,264)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	197,600,610	$390,019,739	170,392,183	$336,636,530

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	547,910,450	$1,077,296,477	255,041,083	$503,760,095

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FServ may voluntarily choose to waive any portion of its fees. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding long-term U.S government securities and short-term securities (and in-kind contributions), for the year ended September 30, 2002, were as follows:

Purchases	$1,229,329,971

Sales	$256,296,116

Purchases and sales of long-term U.S government securities for the year ended September 30, 2002, were as follows:

Purchases	$171,930,455

Sales	$96,250,962

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund did not designate any long-term capital gain dividends for the year ended September 30, 2002.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED ULTRASHORT BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Ultrashort Bond Fund (the "Fund") as of September 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended September 30, 2002 and 2001, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Ultrashort Bond Fund as of September 30, 2002, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 13, 2002

Board of Directors and Corporation Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1993	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Corporation	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT

Joseph M. Balestrino is Vice President of the Fund. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

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A Statement of Additional Information (SAI) dated November 30, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Federated Ultrashort Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-7115

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

Cusip 31428Q788

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27771 (11/02)

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Federated Investors
World-Class Investment Manager

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

PROSPECTUS

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November 30, 2002

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INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide total return consistent with current income by investing primarily in a diversified portfolio of investment grade debt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 9

What are the Specific Risks of Investing in the Fund? 14

What Do Shares Cost? 17

How is the Fund Sold? 18

How to Purchase Shares 18

How to Redeem Shares 20

Account and Share Information 23

Who Manages the Fund? 24

Financial Information 25

Independent Auditors' Report 51

Board of Directors and Corporation Officers 52

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide total return consistent with current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that income will comprise the largest component of its total return.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests primarily in a diversified portfolio of domestic and foreign investment grade fixed income securities, consisting principally of Treasury and agency securities, corporate debt securities, government and privately issued mortgage backed securities and asset backed securities. The Fund's investment adviser ("Adviser') seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the sector that the Adviser expects to offer the best balance between total return and risk.

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Although the value of the Fund's Shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar weighted average duration to one year or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund may use futures, options and interest rate swaps in an effort to maintain the Fund's targeted duration. Under normal market conditions, the Fund's dollar weighted average maturity is expected to be 18 months or less.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities due to the potential prepayment of higher interest mortgages.
  Call Risks. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
  Liquidity Risks. The noninvestment grade securities and collateralized mortgage obligations (CMOs) in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
  Risks Associated with Noninvestment Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
  Leverage Risks. Certain investments may expose the Fund to a level of risk that exceeds the amount invested. Changes in the value of such investments magnify the Fund's risk of loss and potential for gain.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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The Fund's Institutional Service Shares total return for the nine-month period from January 1, 2002 to September 30, 2002 was 0.94%.

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Within the period shown in the bar chart, the Fund's Institutional Service Shares highest quarterly return was 2.30% (quarter ended September 30, 1998). Its lowest quarterly return was 0.54% (quarter ended June 30, 1999).

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Average Annual Total Return Table

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Return Before Taxes is shown for the Fund's Institutional Service Shares. In addition, Return After Taxes is shown for the Fund's Institutional Service Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 1-Year Treasury Note Index ("ML1T"), a broad-based market index tracking 1-year U.S. government securities. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2001)

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Fund 	1 Year	Start of Performance[1]
Return Before Taxes	5.71%	6.31%
Return After Taxes on Distributions[2]	3.44%	3.78%
Return After Taxes on Distributions and Sale of Fund Shares[2]	3.44%	3.79%
ML1T3	7.28%	6.12%

1 The Fund's Institutional Service Shares start of performance date was May 31, 1997.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to Investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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3 Prior to October 1, 2001, the Fund's benchmark index was the Merrill Lynch 1-Year Treasury Bill Index (ML1TB). The ML1TB was no longer published after October 1, 2001. Since the ML1TB is no longer available, the Fund elected to make the ML1T its benchmark index. the ML1T is representative of the securities typically held by the Fund.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED ULTRASHORT BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.60%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee	0.25%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.22%

1 Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended September 30, 2002.

Total Waivers of Fund Expenses	0.40%
Total Actual Annual Fund Operating Expenses (after waivers)	0.82%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee the paid by the Fund (after the voluntary waiver) was 0.25% for the fiscal year ended September 30, 2002.

3 A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.20% for the fiscal year ended September 30, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$ 124
3 Years	$ 387
5 Years	$ 670
10 Years	$1,477

What are the Fund's Investment Strategies?

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The Fund invests in a diversified portfolio of domestic fixed income securities. The Fund's Adviser actively manages the Fund's portfolio seeking to limit fluctuation in the Fund's Share price due to changes in market interest rates while selecting investments that should offer enhanced returns based upon the Adviser's credit analysis. The Adviser limits fluctuation in the Fund's Share price by limiting the dollar-weighted average duration of the Fund's portfolio to one year or less. The Adviser then seeks higher returns through security selection than are possible in a portfolio limited exclusively to very high credit quality securities. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this section.

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The Fund invests primarily in investment grade fixed income securities. Investment grade securities are those rated BBB or higher by a nationally recognized statistical rating organization (NRSRO) or, if the securities are unrated, if they are deemed to be of equal quality by the Adviser. The Adviser attempts to select securities offering attractive risk-adjusted yields over comparable Treasury securities. Corporate and asset backed securities offer higher yields compared to Treasury securities to compensate for their additional risks, such as credit risk. Mortgage backed securities, which often have nominal credit risk, have higher yields due to their risk that the principal will be repaid faster than expected if the underlying mortgages are prepaid. In selecting securities, the Adviser seeks the higher relative returns of corporate and asset backed (including mortgage backed) securities, while attempting to limit or manage their additional credit or prepayment risks.

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The Adviser's investment process first allocates the Fund's portfolio among different fixed income sectors. The Adviser makes a greater allocation of the Fund's portfolio to those sectors that the Adviser expects to offer the best balance between current income and risk and thus offers the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at what the Adviser believes the yield "spread" should be of each security type. (The spread is the difference between the yield of a security versus the yield of a comparable U.S. Treasury security.)

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Securities are selected by weighing projected spreads against the spreads at which the securities can currently be purchased. The Adviser also analyzes the prepayment risks and credit risks of individual securities in order to complete the analysis.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying loans and the federal agencies (if any) that support the loans. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

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The Adviser attempts to manage the Fund's credit risk by selecting securities that make default in the payment of principal and interest less likely. The Adviser analyzes a variety of factors, including macroeconomic analysis and corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes the issuer's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return. In order to enhance returns, the Adviser may purchase lower rated securities, including noninvestment grade securities, that provide better returns than investment grade securities, and foreign securities that provide better returns than domestic securities. There is no assurance that the Adviser's efforts to enhance returns will be successful.

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Within the Fund's one-year portfolio duration constraint, the Adviser may further manage interest rate risk by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. Because the Fund will typically invest in fixed income securities with remaining maturities greater than one year, the Fund will use derivative contracts and certain collateralized mortgage obligations to maintain the Fund's targeted duration. Under normal market conditions, the Fund's dollar-weighted average maturity is expected to be 18 months or less. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions in analyzing a variety of factors, such as:

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  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the U.S. Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

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Because the Fund refers to fixed income securities in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income securities.

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HEDGING

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Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using certain collateralized mortgage obligations or combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

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What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund invests.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass- through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

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IOS AND POS

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CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

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Privately Issued Mortgage Backed Securities

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Privately issued mortgage securities (including privately issued CMOs) are issued by private entities, rather than U.S. government agencies. These securities involve credit risks and liquidity risks.

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Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

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Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser often evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

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Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

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Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.

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Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts:

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy and sell the following types of futures contracts: financial futures, foreign currency forward contracts, and futures on securities indices.

Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names.

INTEREST RATE SWAPS

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period.

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INVESTMENT RATINGS FOR NONINVESTMENT GRADE SECURITIES

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Noninvestment grade securities, also known as junk bonds, are rated below BBB by a NRSRO. These bonds have greater market, credit and liquidity risks than investment grade securities.

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INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT AND CALL RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

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If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

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LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

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Securities rated below investment grade generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares. The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

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An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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How is the Fund Sold?

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The Fund offers three share classes: Institutional Service Shares, Institutional Shares and Class A Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

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When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

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You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

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THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

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A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Randall S. Bauer

Randall S. Bauer has been the Fund's Portfolio Manager since October 1998 and is the overall manager of the Fund. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

Robert E. Cauley

Robert E. Cauley has been the Fund's Portfolio Manager since October 1998 and manages the mortgage backed securities asset category for the Fund. Mr. Cauley joined Federated in 1996 as a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser and has been a Portfolio Manager since 1997. Mr. Cauley has been a Vice President of the Adviser since 1999. Mr. Cauley was a member of the Asset-Backed Structuring Group at Lehman Brothers Holding, Inc. from 1994 to 1996. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.

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ADVISORY FEES

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The Adviser receives an annual investment advisory fee of 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

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FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report, on page 51.

	Year Ended September 30,				Period Ended
	2002	2001	2000	1999 [1]	9/30/1998 [2,3]
Net Asset Value, Beginning of Period	$1.98	$1.96	$1.98	$2.00	$1.99
Income From Investment Operations:
Net investment income	0.08	0.12	0.13	0.12 [4]	0.10
Net realized and unrealized gain (loss) on investments and futures contracts	(0.05)	0.02	(0.02)	0.01 [5]	0.03

TOTAL FROM INVESTMENT OPERATIONS	0.03	0.14	0.11	0.13	0.13

Less Distributions:
Distributions from net investment income	(0.08)	(0.12)	(0.13)	(0.15)	(0.11)
Distributions from net realized gain on investments and futures contracts	--	--	(0.00)[6]	--	(0.01)

TOTAL DISTRIBUTIONS	(0.08)	(0.12)	(0.13)	(0.15)	(0.12)

Net Asset Value, End of Period	$1.93	$1.98	$1.96	$1.98	$2.00

Total Return[7]	1.54%	7.43%	5.95%	5.32%	6.75%

Ratios to Average Net Assets:

Expenses	0.82%	0.80%	0.80%	0.77%	0.56%[8]

Net investment income	4.04%	5.99%	6.61%	6.36%	5.18%[8]

Expense waiver/reimbursement[9]	0.40%	0.50%	0.38%	0.49%	6.83%[8]

Supplemental Data:

Net assets, end of period (000 omitted)	$886,440	$517,941	$178,682	$196,032	$100

Portfolio turnover	28%	22%	43%	20%	501%

1 Beginning with the year ended September 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from October 3, 1997 (date of initial public investment) to September 30, 1998.

3 Per share amounts have been restated to reflect a share dividend as disclosed in the Notes.

4 Per share amount is based on the average number of shares outstanding.

5 The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized loss on investments and futures contracts for the year ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

6 Amount represents less than $(0.01) per share.

7 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

8 Computed on an annualized basis.

9 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

September 30, 2002

Principal Amount			Value
		ASSET-BACKED SECURITIES--51.5%
		Automotive--26.3%
$10,000,000		ANRC Auto Owner Trust 2001-A, Class A3, 3.76%, 10/17/2005	$10,136,500
6,000,000	[1]	Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%, 6/12/2008	6,344,675
14,000,000		Americredit Automobile Receivables Trust 2002-A, Class A3, 2.01%, 10/12/2006	14,010,686
15,000,000		Americredit Automobile Receivables Trust 2002-B, Class A2, 2.71%, 10/12/2005	15,120,202
2,769,303		Associates Automobile Receivables Trust 2000-2, Class A3, 6.82%, 2/15/2005	2,818,232
9,825,000		BMW Vehicle Lease Trust 2000-A, Class A4, 6.67%, 10/25/2003	10,130,275
5,503,756		BMW Vehicle Owner Trust 2001-A, Class A3, 4.70%, 3/25/2005	5,592,916
10,000,000		BMW Vehicle Owner Trust 2002-A, Class A3, 3.80%, 5/25/2006	10,286,300
10,000,000		Capital One Auto Finance Trust 2002-B, Class A3A, 2.71%, 10/16/2006	10,091,110
8,000,000		Carmax Auto Owner Trust 2001-2, Class A3, 3.32%, 11/15/2005	8,128,000
15,000,000		Carmax Auto Owner Trust 2002-1, Class A3, 3.59%, 6/15/2006	15,393,110
5,000,000		Chase Manhattan Auto Owner Trust 2001-A, Class A3, 4.55%, 8/15/2005	5,106,750
7,000,000		Chase Manhattan Auto Owner Trust 2001-B, Class A3, 3.09%, 11/15/2005	7,078,750
15,000,000		Chase Manhattan Auto Owner Trust 2002-B, Class A3, 3.58%, 5/15/2006	15,355,050
10,000,000		Chevy Chase Auto Receivables Trust 2001-3, Class A3, 3.95%, 5/16/2005	10,250,764
7,000,000		DaimlerChrysler Auto Trust 2001-B, Class A3, 4.85%, 6/6/2005	7,174,720
10,000,000		DaimlerChrysler Auto Trust 2001-C, Class A3, 4.21%, 7/6/2005	10,267,300
15,000,000		DaimlerChrysler Master Owner Trust 2002-A, Class A, 1.88%, 5/15/2007	15,001,107
2,340,270		First Security Auto Owner Trust 2000-2, Class A3, 6.83%, 7/15/2004	2,363,603
15,971,573	[2]	First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	16,221,208
1,331,478	[2]	First Tennessee Financial Auto Securitization Trust 2002-A, Class B, 4.05%, 7/15/2008	1,355,192
20,460,000		Ford Credit Auto Owner Trust 2001-B, Class A4, 5.12%, 10/15/2004	20,829,098
5,000,000		Ford Credit Auto Owner Trust 2001-D, Class A3, 4.31%, 6/15/2005	5,095,200
20,000,000		Ford Credit Auto Owner Trust 2002-C, Class A3, 3.38%, 12/15/2005	20,452,740
859,912		Harley-Davidson Eaglemark Motorcycle Trust 1999-1, Class A4, 5.52%, 2/15/2005	880,334
3,216,509		Harley-Davidson Motorcycle Trust 2001-2, Class B, 4.51%, 6/15/2009	3,352,728
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Automotive--continued
$3,699,432		Harley-Davidson Motorcycle Trust 2001-3, Class B, 3.72%, 10/15/2009	$3,773,833
7,000,000		Honda Auto Receivables Owner Trust 2001-3, Class A3, 3.40%, 2/18/2005	7,072,380
7,500,000		Honda Auto Receivables Owner Trust 2002-1, Class A3, 3.50%, 10/17/2005	7,656,225
14,000,000		Honda Auto Receivables Owner Trust 2002-2, Class A3, 3.83%, 2/15/2006	14,358,120
26,070		Household Automobile Revolving Trust I 1998-1, Class B1, 6.30%, 5/17/2005	26,230
11,000,000		Household Automotive Trust 2001-3, Class A3, 3.68%, 4/17/2006	11,186,340
12,500,000	[2,3]	Hyundai Auto Receivables Trust 2002-A, Class A3, 2.80%, 2/15/2007	12,614,250
3,000,000		Isuzu Auto Owner Trust 2001-1, Class A3, 4.88%, 11/22/2004	3,048,480
5,000,000	[2,3]	Long Beach Auto Receivables Trust 2001-A, Class A3, 5.20%, 3/13/2006	5,132,800
7,000,000		M&I Auto Loan Trust 2001-1, Class A3, 4.49%, 4/20/2006	7,132,860
3,000,000		M&I Auto Loan Trust 2001-1, Class A4, 4.97%, 3/20/2007	3,131,940
4,383,391		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	4,562,590
10,000,000		MMCA Automobile Trust 2001-4, Class A3, 3.97%, 3/15/2006	10,237,668
1,446,996		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	1,506,133
1,136,662		Navistar Financial Corp. Owner Trust 2000-B, Class A3, 6.67%, 11/15/2004	1,142,914
4,746,238		Navistar Financial Corp. Owner Trust 2001-A, Class A3, 4.99%, 8/15/2005	4,811,926
7,000,000		Navistar Financial Corp. Owner Trust 2001-B, Class A3, 2.07%, 7/17/2006	7,010,220
12,000,000		Navistar Financial Corp. Owner Trust 2002-A, Class A3, 4.09%, 7/17/2006	12,330,600
10,000,000		Nissan Auto Receivables Owner Trust 2001-C, Class A3, 4.31%, 5/16/2005	10,197,400
10,000,000		Onyx Acceptance Auto Trust 2002-B, Class A3, 3.94%, 6/15/2006	10,274,500
3,053,093		Toyota Auto Receivables Owner Trust 2000-B, Class A3, 6.76%, 8/15/2004	3,103,988
10,000,000		Toyota Auto Receivables Owner Trust 2002-B, Class A3, 3.76%, 6/15/2006	10,281,000
15,000,000		Union Acceptance Corp. 2001-C, Class A3, 3.81%, 4/10/2006	15,277,800
5,000,000		WFS Financial Owner Trust 2002-2, Class A2, 2.82%, 5/20/2005	5,041,550
15,000,000		WFS Financial Owner Trust 2002-2, Class A3, 3.81%, 2/20/2007	15,402,900
15,000,000		World Omni Automobile Receivables Trust 2002-A, Class A3, 3.40%, 7/17/2006	15,345,222
15,000,000		World Omni Automobile Receivables Trust 2001-B, Class A3, 3.79%, 11/21/2005	15,320,850

		TOTAL	465,817,269

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Credit Card--4.8%
$4,000,000		ARRAN Master Trust 2000-C, Class C, 2.71%, 9/15/2007	$3,997,960
3,000,000	[2]	Circuit City Credit Card Master Trust 2000-1, Class CTF, 3.02%, 2/15/2006	3,008,403
3,750,000		Citibank Credit Card Issuance Trust 2000-C2, Class C2, 2.51%, 10/15/2007	3,723,038
4,000,000		Citibank Credit Card Master Trust 2002-C1, Class C1, 2.76%, 2/9/2009	4,008,520
20,183,333		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	20,551,074
5,000,000		First Consumers Master Trust 2001-A, Class B, 2.92%, 9/15/2008	5,025,750
11,000,000	[2]	First USA Credit Card Master Trust 1999-1, Class C, 6.42%, 10/19/2006	11,507,870
7,500,000		Fleet Credit Card Master Trust II 2001-C, Class A, 3.86%, 3/15/2007	7,716,750
6,000,000		J.C.Penney Master Credit Card Trust E, Class A, 5.50%, 6/15/2007	6,214,440
2,750,000	[2]	MBNA Master Credit Card Trust 1999-K, Class C, 2.77%, 3/15/2005	2,750,798
4,000,000		MBNA Master Credit Card Trust 2001-C3, Class C3, 6.55%, 12/15/2008	4,379,920
10,000,000	[2]	Providian Master Trust 1999-1, Class C, 7.35%, 1/15/2009	10,832,617
2,192,292		Sears Credit Account Master Trust 1995-5, Class A, 6.05%, 1/15/2008	2,259,310

		TOTAL	85,976,450

		Equipment Lease Contracts--1.2%
2,605,127		CIT Equipment Collateral 2000-2, Class A3, 6.84%, 6/20/2004	2,653,957
10,000,000		CIT Equipment Collateral 2001-A, Class A3, 4.32%, 5/20/2005	10,235,932
4,000,000	[2]	Copelco Capital Funding Corp. 2000-A, Class R1, 7.57%, 11/18/2005	4,152,120
4,149,773	[2]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	4,262,274

		TOTAL	21,304,283

		Home Equity Loan--14.2%
103,415,000		ACE Securities Corp. 2001-HE1, Class AIO, 6.00%, 8/20/2004	6,785,058
50,000,000		ACE Securities Corp. 2002-HE1, Class AIO, 6.50%, 6/25/2032	4,630,000
2,946,210		AQ Finance NIM Trust 2001-2, NOTE, 9.00%, 10/25/2031	2,900,249
2,649,413	[2]	AQ Finance NIM Trust 2001-3A, NOTE, 8.84%, 2/25/2032	2,669,513
1,453,482	[2]	AQ Finance NIM Trust 2001-A, NOTE, 9.50%, 8/15/2031	1,449,397
1,924,142	[2]	AQ Finance NIM Trust 2002-1, NOTE, 9.50%, 6/25/2032	1,900,090
12,500,000		AMRESCO Residential Securities Mortgage Loan Trust 1998-2, Class A4, 6.45%, 4/25/2027	12,924,875
6,000,000		American Business Financial Services 2001-2, Class A3, 5.82%, 7/25/2016	6,246,809
32,000,000		American Business Financial Services 2002-1, Class AIO, 10.00%, 9/15/2004	5,840,000
25,300,000		American Business Financial Services 2002-2, Class AIO, 10.00%, 6/15/2033	3,951,860
50,750,000		Ameriquest Mortgage Securities, Inc. 2002-3, Class S, 6.00%, 8/25/2032	5,365,290
4,713,309		Asset Backed Funding Certificate 2001-AQ1, Class A3, 5.75%, 4/20/2027	4,757,425
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$18,992,500		Asset Backed Funding Certificate 2002-WF2, Class A2, 2.86%, 5/25/2032	$19,016,241
43,000,000		Asset Backed Securities Corp. Home Equity Loan Trust 2001-HE3, Class AIO, 6.50%, 11/15/2031	2,468,200
20,243,609		Asset Backed Securities Corp. Home Equity Loan Trust 2002-HE2, Class AIO, 6.50%, 8/15/2032	1,975,169
23,800,000		Asset Backed Securities Corp. Home Equity Loan Trust 2002-HE3, Class 2AIO, 5.00%, 8/15/2032	1,928,276
29,400,000		Asset Backed Securities Corp. Home Equity Loan Trust 2002-HE3, Class AIO, 5.25%, 8/15/2032	2,504,292
1,992,897		Centex Home Equity 1999-2, Class A3, 6.26%, 7/25/2025	2,004,834
431,810		Chase Funding Mortgage Loan 1999-1, Class IIB, 4.56%, 6/25/2028	434,591
13,600,000		Chase Funding Mortgage Loan 2002-3, Class 1A3, 3.55%, 3/25/2022	13,821,952
60,748,800		CIT Group Home Equity Loan Trust 2002-2, Class AIO, 5.00%, 6/25/2003	2,240,416
256,977		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	261,472
6,820,000		Conseco Finance 2000-B, Class AF3, 7.52%, 3/15/2020	7,022,008
6,000,000		Conseco Finance 2001-B, Class 1A3, 5.81%, 6/15/2032	6,127,762
78,923,077		Conseco Finance 2001-D, Class AIO, 8.80%, 11/15/2032	7,259,345
110,490		ContiMortgage Home Equity Loan Trust 1994-4, Class A6, 8.27%, 12/15/2024	110,976
5,800,000		ContiMortgage Home Equity Loan Trust 1999-3, Class A4, 7.12%, 1/25/2025	5,938,678
4,543,613		Ditech Home Loan Owner Trust 1997-1, Class A4, 7.36%, 1/15/2024	4,774,383
132,662		EQCC Home Equity Loan Trust 1995-4, Class A4, 6.95%, 3/15/2012	136,856
1,100,000		EQCC Home Equity Loan Trust 1995-4, Class A5, 7.25%, 3/15/2026	1,127,764
1,168,414		EQCC Home Equity Loan Trust 1997-2, Class A7, 6.89%, 2/15/2020	1,194,025
12,904,335		EQCC Home Equity Loan Trust 1999-2, Class A3F, 6.35%, 8/25/2022	13,416,121
7,000,000		First Franklin Mortgage Loan Asset Backed Certificates 2002-FF2, Class A, 8.11%, 9/25/2032	6,983,620
3,977,833	[2]	First Franklin NIM Trust 2001-FF2, Note, 8.35%, 11/25/2031	3,967,889
2,675,759	[2]	First Plus Home Loan Trust 1997-3, Class B2, 8.50%, 11/10/2023	2,713,006
10,000,000		First Plus Home Loan Trust 1997-4, Class A8, 7.31%, 9/11/2023	10,658,500
5,566,378		First Plus Home Loan Trust 1997-4, Class M1, 7.14%, 9/11/2023	5,894,126
5,000,000		Fremont Home NIM Trust 2002-1, Note, 8.36%, 8/25/2033	5,000,000
127,414		GE Capital Mortgage Services, Inc. 1997-HE4, Class A5, 6.80%, 12/25/2017	127,811
22,174,000		GMAC Mortgage Corp. Loan Trust 2002-HE2, Class AIO, 7.50%, 6/25/2027	3,032,184
20,425		Green Tree Home Equity Loan Trust 1999-A, Class A3, 5.98%, 4/15/2018	20,463
76,941		Green Tree Home Improvement Loan Trust 1995-C, Class B1, 7.20%, 7/15/2020	76,707
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$53,784		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	$55,542
2,289,085		Indymac Home Equity Loan Asset-Backed Trust 1998-A, Class AF4, 6.31%, 10/25/2029	2,334,501
5,000,000		Indymac Home Equity Loan Asset-Backed Trust 2001-A, Class AF6, 6.54%, 11/25/2030	5,469,300
25,300,000		Indymac Home Equity Loan Asset-Backed Trust 2001-C, Class AIO, 6.50%, 12/25/2032	1,808,444
2,325,110	[2]	Long Beach Asset Holdings Corp. NIM Trust 2001-3, Note, 7.87%, 9/25/2031	2,294,605
69,975,000		Long Beach Mortgage Loan Trust 2001-4, Class 2S, 6.00%, 6/25/2004	4,535,080
1,813,348		Mellon Bank Home Equity Installment Loan 1997-1, Class A4, 6.84%, 7/25/2012	1,928,623
1,824,784		Mellon Bank Home Equity Installment Loan 1998-1, Class B, 6.95%, 3/25/2015	1,920,512
1,795,317		Mellon Bank Home Equity Installment Loan 1999-1, Class A2, 6.02%, 11/25/2013	1,830,074
1,243,426	[2]	Merrill Lynch Mortgage Investors, Inc. 1998-FF3, Class BB, 5.50%, 11/20/2029	1,056,912
147,214		NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	122,188
679,884	[2]	Option One Mortgage Securities Corp. 1999-3, Class CTFS, 10.80%, 12/26/2029	679,884
826,572	[2]	Option One Mortgage Securities Corp. 1999-3, Class CTFS, 9.66%, 9/26/2031	827,499
6,344,153	[2]	Option One Mortgage Securities Corp. 2002-4, Class CTFS, 8.35%, 7/25/2032	6,273,098
3,861,548	[2]	Renaissance NIM Trust 2002-B, NOTE, 8.59%, 8/25/2032	3,861,548
198,052,000		Residential Asset Mortgage Products, Inc. 2002-RS3, Class AIIO, 2.00%, 12/25/2004	3,390,650
7,000,000		Residential Asset Mortgage Products, Inc. 2002-RZ1, Class A2, 4.30%, 4/25/2023	7,151,130
42,000,000		Residential Asset Mortgage Products, Inc. 2002-RZ1, Class AIO, 5.50%, 8/25/2004	2,874,480
12,500,000		Residential Funding Mortgage Securities II 2002-HI3, Class AIO, 11.00%, 12/25/2004	2,492,625
51,652,542		Residential Funding Mortgage Securities II 2002-HS2, Class AIO, 7.00%, 12/25/2004	3,970,014
948,761	[2]	Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	934,103
67,070,064		Saxon Asset Securities Trust 2001-3, Class AIO, 6.25%, 4/25/2004	4,554,728
450,812		The Money Store Home Equity Trust 1992-D1, Class A2, 8.18%, 1/15/2008	450,374
113,968		UCFC Home Equity Loan 1997-C, Class A5, 6.88%, 9/15/2022	115,272

		TOTAL	252,589,419

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Manufactured Housing--2.5%
$3,640,915		Conseco Finance Securitization Corp. 2000-5, Class A2, 7.06%, 2/1/2032	$3,677,361
92,745,620		Conseco Recreational Enthusiast Consumer Trust 2001-A, Class APIO, 5.00%, 8/15/2025	6,399,448
356,252		Green Tree Financial Corp. 1993-4, Class B1, 7.20%, 1/15/2019	362,433
15,531		Green Tree Financial Corp. 1994-5, Class A4, 7.95%, 11/15/2019	15,619
346,211		Green Tree Financial Corp. 1994-7, Class A6, 8.95%, 3/15/2020	386,524
250,000		Green Tree Financial Corp. 1995-3, Class B1, 7.85%, 8/15/2025	222,410
3,589,711		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	3,841,349
12,854,554		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	13,855,409
500,000		Green Tree Financial Corp. 1997-3, Class B1, 7.51%, 3/15/2028	227,030
1,500,000		Green Tree Financial Corp. 1997-4, Class B1, 7.23%, 2/15/2029	686,280
6,000,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	1,831,980
27,819		Green Tree Recreational, Equipment & Consumer Trust 1997-B, Class A1, 6.55%, 7/15/2028	30,917
303,683		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	314,038
7,000,000		Lehman ABS Manufactured Housing Contract 2001-B, Class A2, 3.70%, 11/15/2010	7,116,531
4,000,000	[2]	Merit Securities Corp. 12, Class 1B, 7.98%, 7/28/2033	2,840,000
2,000,000		Merit Securities Corp. 13, Class A4, 7.88%, 12/28/2033	2,125,670
488,891		Vanderbilt Mortgage Finance 1994-A, Class A3, 8.00%, 7/10/2019	496,445
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 4.41%, 6/7/2016	498,196

		TOTAL	44,927,640

		Other--1.0%
2,426,096	[2]	CapitalSource Commercial Loan Trust 2002-1A, Class A, 2.29%, 2/20/2014	2,423,064
4,000,000		Caterpillar Financial Asset Trust 2001-A, Class A3, 4.85%, 4/25/2007	4,115,173
8,000,000		John Deere Owner Trust 2001-A, Class A3, 3.26%, 10/17/2005	8,125,801
1,683,900		Tobacco Settlement Revenue Management Authority 2001-A, Class A, 7.67%, 5/15/2016	1,825,028

		TOTAL	16,489,066

		Utilities--1.5%
8,500,000		CPL Transition Funding LLC 2002-1, Class A1, 3.54%, 1/15/2007	8,665,410
5,000,000		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	5,461,450
11,188,000		Peco Energy Transition Trust 1999-A, Class A4, 5.80%, 3/1/2007	11,925,849

		TOTAL	26,052,709

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $907,113,846)	913,156,836

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--12.3%
		Non-Agency Mortgage--10.1%
$109,310,808		Amortizing Residential Collateral Trust 2002-BC2, Class AIO, 6.00%, 4/25/2005	$7,958,921
7,616,734	[2]	Amortizing Residential Collateral Trust 2002-BC3, Class NIM, Class B2, 7.00%, 6/25/2032	7,523,886
109,480,381		Amortizing Residential Collateral Trust 2002-BC4, Class AIO, 6.00%, 6/25/2004	8,211,029
9,976,081		Bank of America Mortgage Securities 2001-10, Class 2A6, 2.21%, 10/25/2016	9,982,316
700,195	[2]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	721,201
446,748	[2]	Bayview Financial Acquisition Trust 1998-1, Class MII1, 2.56%, 5/25/2029	420,850
17,000,000	[2]	Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	2,150,398
33,314,000		Bear Stearns Asset Backed Securities, Inc. 2002-1, Class AIO, 8.00%, 9/25/2004	4,910,484
505,688		Bear Stearns Mortgage Securities, Inc. 1996-8, Class B3, 8.00%, 11/25/2027	504,553
109,245		C-BASS ABS, LLC 1998-3, Class AF, 6.50%, 1/25/2033	113,457
2,413,377	[2]	C-BASS ABS LLC 1999-3, Class B1, 6.89%, 2/3/2029	2,237,659
109,896		Countrywide Home Loans 1999-3, Class A3, 6.25%, 4/25/2029	109,872
400,320		Countrywide Home Loans 1999-5, Class A1, 6.75%, 5/25/2028	412,213
5,639,069		GSR Mortgage Loan Trust 2002-2, Class A1B, 3.65%, 5/25/2032	5,658,467
15,000,000		GSR Mortgage Loan Trust 2002-5, Class A1B, 3.61%, 1/25/2032	15,271,313
15,000,000		GSR Mortgage Loan Trust 2002-9, Class A2B, 3.42%, 10/25/2032	15,086,700
7,000,000	[2]	Harwood Street Funding I, LLC 2001-1A, Class CTFS, 3.60%, 9/20/2004	6,965,000
559,620		Homeside Mortgage Securities, Inc. 1998-1, Class A2, 6.75%, 2/25/2028	559,964
12,934,166		Impac CMB Trust 2001-4, Class A2, 2.38%, 12/25/2031	12,982,233
20,000,000		Impac Secured Assets Common Owner Trust 2001-7, Class AIO, 8.00%, 4/25/2004	1,496,200
100,000	[2]	Mellon Residential Funding Corp. 1998-TBC1, Class B4, 6.59%, 10/25/2028	85,661
236,435		Norwest Asset Securities Corp. 1998-2, Class A1, 6.50%, 2/25/2028	242,660
706,136		PNC Mortgage Securities Corp. 1999-5, Class 2A1, 6.75%, 7/25/2029	711,285
6,000,000		Permanent Financing PLC 1, Class 1C, 2.83%, 6/10/2042	5,998,200
5,000,000	[2]	Principal Residential Mortgage Capital Resources 2001-3A, Class B, 3.64%, 12/20/2006	4,909,400
205,926	[2]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.82%, 10/26/2023	162,302
537,353		Residential Accredit Loans, Inc. 1998-QS14, Class A2, 6.50%, 10/25/2028	538,637
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$5,711,690		Residential Accredit Loans, Inc. 2001-QS3, Class NB1, 7.25%, 3/25/2031	$5,858,080
119,000,000		Residential Asset Mortgage Products, Inc. 2002-RZ2, Class AIO, 5.00%, 11/25/2004	7,550,550
4,879,157		Residential Asset Securitization Trust 1997-A3, Class A13, 6.92%, 5/25/2027	4,948,954
51,500,000		Residential Asset Securitization Trust 2002-A1, Class AIO, 5.75%, 7/25/2004	4,474,835
42,500,000		Residential Asset Securitization Trust 2002-A5, Class AIO, 2.50%, 11/25/2004	1,973,934
45,000,000		Residential Asset Securitization Trust 2002-A7, Class AIO, 2.50%, 12/25/2004	1,903,608
807,304		Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	872,914
407,102		Residential Funding Mortgage Securities I 1995-S4, Class M1, 8.00%, 4/25/2010	426,732
677,079		Residential Funding Mortgage Securities I 1996-S1, Class A11, 7.10%, 1/25/2026	697,337
401,685		Residential Funding Mortgage Securities I 1996-S25, Class M3, 7.75%, 12/25/2026	413,539
314,217		Residential Funding Mortgage Securities II 1999-HS2, Class AI4, 6.34%, 7/25/2029	314,505
1,918,223		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	1,939,168
7,785,370		Structured Asset Securities Corp. 2001-11, Class 1A2, 5.75%, 8/25/2031	7,833,289
128,111,913		Structured Asset Securities Corp. 2002-HF1, Class AIO, 6.00%, 5/25/2005	9,327,828
2,500,252		Washington Mutual Mortgage Securities Corp. 2001-AR2, Class A2, 4.52%, 11/25/2031	2,501,885
11,458,640		Washington Mutual Mortgage Securities Corp. 2001-AR4, Class A2, 3.96%, 12/25/2031	11,482,460

		TOTAL	178,444,479

		U.S. Government Agencies--2.2%
53,000,000		Federal Home Loan Mortgage Corp., (Series T-38), Class AIO, 5.00%, 2/25/2003	1,523,750
8,167,000		Federal Home Loan Mortgage Corp., (Series 2018), Class PC, 5.75%, 6/15/2023	8,389,959
7,350,000		Federal Home Loan Mortgage Corp., (Series 2141), Class NI, 6.00%, 11/15/2027	2,466,513
8,670,700		Federal Home Loan Mortgage Corp., (Series 2337), Class PI, 6.50%, 3/15/2021	532,641
9,266,285		Federal Home Loan Mortgage Corp., (Series 2346), Class PI, 6.50%, 3/15/2011	500,009
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		U.S. Government Agencies--continued
$5,299,438		Federal Home Loan Mortgage Corp., (Series 2391), Class E, 4.75%, 12/15/2006	$5,388,361
10,446,121		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	10,850,908
4,204,036		Federal National Mortgage Association, (Series 1998-73), Class A, 6.50%, 1/25/2029	4,239,728
17,900,000		Federal National Mortgage Association, (Series 2001-33), Class IC, 6.00%, 10/25/2028	4,770,529
1,591,973		Government National Mortgage Association, Series 1998-1, Class PG, 7.00%, 7/20/2024	22,479
5,127,518		Government National Mortgage Association, Series 2001-13, Class PV, 6.50%, 7/20/2027	290,262

		TOTAL	38,975,139

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $217,156,380)	217,419,618

		CORPORATE BONDS--17.3%
		Aerospace & Defense--1.0%
9,750,000		Boeing Capital Corp., Sr. Note, 5.65%, 5/15/2006	10,228,433
7,579,000		Raytheon Co., Note, 6.30%, 3/15/2005	8,031,012

		TOTAL	18,259,445

		Automotive--0.6%
3,000,000	[1]	DaimlerChrysler AG, Company Guarantee, 7.75%, 6/15/2005	3,310,560
4,750,000		Delphi Auto Systems Corp., Note, 6.13%, 5/1/2004	4,944,133
2,500,000		Hertz Corp., Jr. Sub. Note, 7.00%, 7/15/2003	2,491,300

		TOTAL	10,745,993

		Banking--0.3%
5,100,000		GS Escrow Corp., Sr. Note, 7.00%, 8/1/2003	5,273,808

		Beverage & Tobacco--0.1%
1,000,000	[1]	Philip Morris Cos., Inc., Deb., 8.25%, 10/15/2003	1,049,510

		Broadcast Radio & TV--1.1%
7,000,000	[1]	Clear Channel Communications, Inc., Sr. Note, 7.25%, 9/15/2003	7,078,750
4,976,785		Fox Family Worldwide, Inc., Sr. Disc. Note, 10.25%, 11/1/2007	5,238,066
7,725,000	[1]	Turner Broadcasting System, Sr. Note, 7.40%, 2/1/2004	7,734,656

		TOTAL	20,051,472

		Building & Development--0.3%
5,800,000		Centex Corp., Sr. Note, 3.61%, 10/22/2002	5,807,598

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Products--0.2%
$3,000,000		Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008	$3,273,750

		Ecological Services & Equipment--0.2%
1,325,000		USA Waste Services, Inc., Sr. Note, 6.50%, 12/15/2002	1,329,479
3,000,000		WMX Technologies, Inc., Unsecd. Note, 6.38%, 12/1/2003	3,043,590

		TOTAL	4,373,069

		Finance-Automotive--1.0%
7,000,000	[1]	Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	6,963,110
2,000,000	[1]	Ford Motor Credit Co., Unsecd. Note, 7.75%, 11/15/2002	2,006,020
8,000,000		General Motors Acceptance Corp., Note, 5.80%, 3/12/2003	8,079,920

		TOTAL	17,049,050

		Finance-Retail--0.5%
8,000,000		Sears Roebuck Acceptance Corp., Unsecd. Note, 7.00%, 6/4/2003	8,191,600

		Financial Intermediaries--1.4%
7,750,000		Amvescap PLC, Company Guarantee, 6.60%, 5/15/2005	8,432,465
1,000,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.00%, 10/1/2002	1,000,760
5,000,000		Salomon Smith Barney Holdings, Inc., Note, 7.00%, 3/15/2004	5,323,750
10,000,000	[1]	Wells Fargo Financial, Inc., Sr. Note, 6.70%, 9/22/2004	10,815,900

		TOTAL	25,572,875

		Financial Services--1.3%
5,000,000		Heller Financial, Inc., Bond, 6.40%, 1/15/2003	5,063,500
7,000,000	[1]	Household Finance Corp., Unsecd. Note, 6.50%, 1/24/2006	7,032,200
10,000,000		Textron Financial Corp., MTN, 5.65%, 3/26/2004	10,360,800

		TOTAL	22,456,500

		Food & Drug Retailers--1.4%
9,700,000		Albertsons, Inc., Sr. Note, 6.55%, 8/1/2004	10,346,602
8,425,000	[1]	Meyer (Fred), Inc., Sr. Note, 7.38%, 3/1/2005	9,186,030
5,000,000		Safeway, Inc., Note, 6.15%, 3/1/2006	5,398,450

		TOTAL	24,931,082

		Food Products--1.1%
10,000,000		Diageo PLC, Company Guarantee, Zero coupon, 1/6/2004	9,756,000
5,000,000	[1]	Kellogg Co., Note, 6.00%, 4/1/2006	5,517,450
5,000,000	[1]	Kraft Foods, Inc., Note, 4.63%, 11/1/2006	5,277,150

		TOTAL	20,550,600

Principal Amount			Value
		CORPORATE BONDS--continued
		Forest Products--0.8%
$4,000,000		Fort James Corp., Note, 6.70%, 11/15/2003	$3,800,000
10,000,000	[2,3]	Weyerhaeuser Co., Note, 2.95%, 9/15/2003	10,015,000

		TOTAL	13,815,000

		Insurance--0.7%
10,732,000		AXA Financial, Inc., Sr. Note, 9.00%, 12/15/2004	11,953,194

		Oil & Gas--0.4%
7,000,000		Conoco Funding, Co., Company Guarantee, 5.45%, 10/15/2006	7,537,950

		Real Estate--0.6%
2,500,000		EOP Operating LP, Note, 6.50%, 6/15/2004	2,632,075
5,000,000		EOP Operating LP, Note, 7.38%, 11/15/2003	5,233,800
2,320,000		EOP Operating LP, Sr. Note, 6.38%, 2/15/2003	2,351,482

		TOTAL	10,217,357

		Retailers--0.6%
10,000,000	[1]	Wal-Mart Stores, Inc., Note, 4.15%, 6/15/2005	10,465,400

		Technology Services--0.4%
7,000,000		International Business Machines Corp., Note, 4.13%, 6/30/2005	7,160,580

		Telecommunications & Cellular--1.2%
8,000,000		Intermedia Communications, Inc., Sr. Disc. Note, 12.25%, 3/1/2009	760,000
2,000,000	[4]	MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	190,000
3,160,000		Tele-Communications, Inc., Sr. Note, 8.25%, 1/15/2003	3,149,888
3,000,000		U.S. West Communications, Inc., 7.20%, 11/1/2004	2,685,000
15,000,000	[2,3]	Verizon Wireless, Inc., 2.22%, 12/17/2003	14,216,700

		TOTAL	21,001,588

		Utilities--2.1%
5,000,000		Citizens Utilities Co., Deb., 6.80%, 8/15/2026	4,911,000
4,000,000	[1]	Citizens Utilities Co., Deb., 7.45%, 1/15/2004	3,775,000
8,750,000	[2,3]	Conectiv, Inc., Note, 3.30%, 2/28/2003	8,767,500
7,000,000		GTE North, Inc., Deb., 6.40%, 2/15/2005	7,370,230
3,000,000		Ohio Power Co., Note, 7.00%, 7/1/2004	3,197,280
2,000,000		PP&L Capital Funding, Inc., Note, 7.70%, 11/15/2002	2,007,860
7,000,000		PSEG Power LLC, 6.88%, 4/15/2006	7,072,520

		TOTAL	37,101,390

		TOTAL CORPORATE BONDS (IDENTIFIED COST $312,472,300)	306,838,811

Principal Amount or Shares			Value
		U.S. TREASURY--6.4%
		Treasury Securities--6.4%
$104,510,160	[1]	U.S. Treasury Inflation Indexed Note, 3.38%, 1/15/2007 (Identified Cost $107,930,601)	$113,913,984

		MUTUAL FUNDS--12.0%
12,727,554		High Yield Bond Portfolio	75,601,667
138,028,223		Prime Value Obligations Fund, Class IS	138,028,223

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $220,882,168)	213,629,890

		TOTAL INVESTMENTS (IDENTIFIED COST $1,765,555,295)[5]	$1,764,959,139

1 Certain shares are temporarily on loan to unaffiliated broker/dealers.

2 Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At September 30, 2002, these securities amounted to $163,903,697 which represents 9.2% of net assets. Included in these amounts, securities which have been been deemed liquid amounted to $50,746,250 which represents 2.9% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Directors.

4 Non-income producing security.

5 The cost of investments for federal tax purposes amounts to $1,766,151,093. The net unrealized depreciation of investments on a federal tax basis amounts to $1,191,954 which is comprised of $29,816,983 appreciation and $31,008,937 depreciation at September 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($1,774,173,066) at September 30, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2002

Assets:
Total investments in securities, at value (identified cost $1,765,555,295)		$1,764,959,139
Income receivable		7,393,089
Receivable for investments sold		7,992,551
Receivable for fund shares sold		11,279,833
Cash held as collateral for securities lending		141,235,888
Receivable for daily variation margin		1,255,598

TOTAL ASSETS		1,934,116,098

Liabilities:
Payable for investments purchased	$4,614,847
Payable for fund shares redeemed	10,433,407
Payable to investment adviser	11,076
Income distribution payable	2,966,071
Payable to bank	219,661
Payable on collateral due to broker	141,235,888
Accrued expenses	462,082

TOTAL LIABILITIES		159,943,032

Net assets for 919,075,297 shares outstanding		$1,774,173,066

Net Assets Consist of:
Paid in capital		$1,812,627,468
Net unrealized depreciation of investments and futures contracts		(7,046,312)
Accumulated net realized loss on investments and futures contracts		(31,252,762)
Distributions in excess of net investment income		(155,328)

TOTAL NET ASSETS		$1,774,173,066

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$887,733,161 ÷ 459,833,397 shares outstanding		$1.93

Institutional Service Shares:
$886,439,905 ÷ 459,241,900 shares outstanding		$1.93

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2002

Investment Income:
Dividends			$7,676,438
Interest (including income on securities loaned of $8,769)			63,009,853

TOTAL INCOME			70,686,291

Expenses:
Investment adviser fee		$8,740,432
Administrative personnel and services fee		1,095,538
Custodian fees		70,530
Transfer and dividend disbursing agent fees and expenses		162,639
Directors'/Trustees' fees		10,586
Auditing fees		11,144
Legal fees		5,792
Portfolio accounting fees		175,012
Distribution services fee--Institutional Service Shares		2,079,191
Shareholder services fee--Institutional Shares		1,562,656
Shareholder services fee--Institutional Service Shares		2,081,103
Share registration costs		133,646
Printing and postage		31,437
Insurance premiums		1,457
Taxes		109,644
Miscellaneous		2,786

TOTAL EXPENSES		16,273,593

Waivers and Reimbursement:
Waiver of investment adviser fee	$(5,044,371)
Waiver of distribution services fee--Institutional Service Shares	(415,838)
Waiver of shareholder services fee--Institutional Shares	(1,562,656)
Waiver of transfer and dividend disbursing agent fees and expenses	(53,798)
Reimbursement of investment adviser fee	(24,681)

TOTAL WAIVERS AND REIMBURSEMENT		(7,101,344)

Net expenses			9,172,249

Net investment income			61,514,042

Realized and Unrealized Loss on Investments and Futures Contracts:
Net realized loss on investments			(12,514,557)
Net realized loss on futures contracts			(14,207,074)
Net change in unrealized appreciation of investments and futures contracts			(10,834,852)

Net realized and unrealized loss on investments and futures contracts			(37,556,483)

Change in net assets resulting from operations			$23,957,559

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$61,514,042	$19,309,798
Net realized loss on investments and futures contracts	(26,721,631)	(3,025,448)
Net change in unrealized appreciation (depreciation) of investments and future contracts	(10,834,852)	6,812,467

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	23,957,559	23,096,817

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(28,041,316)	(5,539,933)
Institutional Service Shares	(33,839,870)	(13,934,652)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(61,881,186)	(19,474,585)

Share Transactions:
Proceeds from sale of shares	3,418,768,464	849,733,750
Net asset value of shares issued to shareholders in payment of distributions declared	33,495,627	12,046,182
Cost of shares redeemed	(2,374,967,614)	(358,019,837)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,077,296,477	503,760,095

Change in net assets	1,039,372,850	507,382,327

Net Assets:
Beginning of period	734,800,216	227,417,889

End of period (including distributions in excess of net investment income and undistributed net investment income of $(155,328) and $35,257, respectively)	$1,774,173,066	$734,800,216

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2002

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide total return consistent with current income.

The Fund offers two classes: Institutional Shares and Institutional Service Shares. Effective October 11, 2002, Class A Shares were added to the Fund.

On August 20, 1998, the Board of Directors (the "Directors") declared a stock split. The stock split was affected in the form of a dividend payable in shares of the Fund on October 21, 1998. The dividend consisted of 5.08 shares for one (1) share in order to establish a $2.00 per share net asset value. Per share data prior to October 21, 1998 has been restated to give effect to the split.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities, listed corporate bonds and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national security exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial statement purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to various book and tax differences. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
$176,559	$(176,559)

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

As of September 30, 2002, the tax composition of dividends was as follows:

Ordinary income	$61,881,186

Long-term capital gains	$--

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,834,012

Undistributed long-term capital gains	$--

Unrealized depreciation	$(7,642,110)

At year end, there were no significant differences between GAAP basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax treatment of wash sale loss deferrals.

At September 30, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $8,785,177, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,707,405

2010	$7,077,772

Net capital losses of $28,341,286 attributable to security transactions incurred after October 31, 2001 are treated as arising on October 1, 2002, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash, U.S. government securities or other liquid securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended September 30, 2002, the Fund had realized loss of $14,207,074 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At September 30, 2002, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Depreciation
December 2002	500 U.S. Treasury Note 2-Year Futures	Short	$(1,195,312)

December 2002	425 U.S. Treasury Note 5-Year Futures	Short	(1,487,500)

December 2002	275 U.S. Treasury Note 10-Year Futures	Short	(1,314,844)

September 2003	100 Eurodollar Futures	Short	(1,145,625)

December 2003	100 Eurodollar Futures	Short	(637,500)

March 2007	150 Eurodollar Futures	Short	(669,375)

NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(6,450,156)

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$124,340,532	$141,235,888

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith by the using methods approved by the Directors.

Additional information on each restricted security held at September 30, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost
Amortizing Residential Collateral Trust 2002-BC3, Class NIM, Class B2, 7.00%, 6/25/2032	6/18/2002	$ 7,525,333

AQ Finance NIM Trust 2001-3A, NOTE, 8.84%, 2/25/2032	12/05/2001	2,649,413

AQ Finance NIM Trust 2001-A, NOTE, 9.50%, 8/15/2031	1/15/2002	1,447,577

AQ Finance NIM Trust 2002-1, NOTE, 9.50%, 6/25/2032	3/15/2002	1,923,007

Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	12/08/1998	698,663

Bayview Financial Acquisition Trust 1998-1, Class MII1, 2.56%, 5/25/2029	3/12/1999	422,177

Bayview Financial Acquisition Trust 2002-CA, Class AIO, 14.00%, 10/25/2004	5/02/2002	2,044,165

CapitalSource Commercial Loan Trust 2002-1A, Class A, 2.29%, 2/20/2014	5/13/2002	2,426,096

C-BASS ABS LLC 1999-3, Class B1, 6.89%, 2/3/2029	7/09/1999	1,975,575

Circuit City Credit Card Master Trust 2000-1, Class CTF, 3.02%, 2/15/2006	2/23/2000	3,000,000

Copelco Capital Funding Corp. 2000-A, Class R1, 7.57%, 11/18/2005	4/14/2000	3,999,048

First Franklin NIM Trust 2001-FF2, Note, 8.35%, 11/25/2031	11/14/2001	3,977,833

First Plus Home Loan Trust 1997-3, Class B2, 8.50%, 11/10/2023	9/27/2001	2,655,691

First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	6/10/2002	15,969,077

First Tennessee Financial Auto Securitization Trust 2002-A, Class B, 4.05%, 7/15/2008	6/10/2002	1,331,478

First USA Credit Card Master Trust 1999-1, Class C, 6.42%, 10/19/2006	2/06/2002	11,434,414

Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	3/22/2002	4,149,320

Harwood Street Funding I, LLC 2001-1A, Class CTFS, 3.60%, 9/20/2004	11/30/2001	7,000,000

Long Beach Asset Holdings Corp. NIM Trust 2001-3, Note, 7.87%, 9/25/2031	10/02/2001	2,324,747

MBNA Master Credit Card Trust 1999-K, Class C, 2.77%, 3/15/2005	10/22/1999	2,750,000

Mellon Residential Funding Corp. 1998-TBC1, Class B4, 6.59%, 10/25/2028	12/16/1998	100,420

Merit Securities Corp. 12, Class 1B, 7.98%, 7/28/2033	5/18/1999	3,962,986

Security	Acquisition Date	Acquisition Cost
Merrill Lynch Mortgage Investors, Inc. 1998-FF3, Class BB, 5.50%, 11/20/2029	5/11/1999	$ 1,202,434

Option One Mortgage Securities Corp. 1999-3, Class CTFS, 10.80%, 12/26/2029	11/10/1999-3/08/2001	681,809

Option One Mortgage Securities Corp. 1999-3, Class CTFS, 9.66%, 9/26/2031	8/15/2001	826,499

Option One Mortgage Securities Corp. 2002-4, Class CTFS, 8.35%, 7/25/2032	6/10/2002	6,343,988

Principal Residential Mortgage Capital Resources 2001-3A, Class B, 3.64%, 12/20/2006	11/29/2001	5,000,000

Providian Master Trust 1999-1, Class C, 7.35%, 1/15/2009	4/22/2002	10,355,859

Renaissance NIM Trust 2002-B, NOTE, 8.59%, 8/25/2032	6/18/2002	3,861,548

Resecuritization Mortgage Trust 1998-A, Class B3, 7.82%, 10/26/2023	2/12/1999	177,418

Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	5/21/1999	943,059

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At September 30, 2002, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Year Ended 9/30/2002		Year Ended 9/30/2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	777,114,983	$1,519,220,591	113,681,957	$224,448,464
Shares issued to shareholders in payment of distributions declared	5,574,873	10,876,982	1,820,060	3,589,674
Shares redeemed	(432,380,016)	(842,820,835)	(30,853,117)	(60,914,573)

NET CHANGE RESULTING FROMINSTITUTIONAL SHARE TRANSACTIONS	350,309,840	$687,276,738	84,648,900	$167,123,565

	Year Ended 9/30/2002		Year Ended 9/30/2001
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	970,837,851	$1,899,547,873	316,823,030	$625,285,286
Shares issued to shareholders in payment of distributions declared	11,575,732	22,618,645	4,286,038	8,456,508
Shares redeemed	(784,812,973)	(1,532,146,779)	(150,716,885)	(297,105,264)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	197,600,610	$390,019,739	170,392,183	$336,636,530

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	547,910,450	$1,077,296,477	255,041,083	$503,760,095

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FServ may voluntarily choose to waive any portion of its fees. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding long-term U.S government securities and short-term securities (and in-kind contributions), for the year ended September 30, 2002, were as follows:

Purchases	$1,229,329,971

Sales	$256,296,116

Purchases and sales of long-term U.S government securities for the year ended September 30, 2002, were as follows:

Purchases	$171,930,455

Sales	$96,250,962

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund did not designate any long-term capital gain dividends for the year ended September 30, 2002.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED ULTRASHORT BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Ultrashort Bond Fund (the "Fund") as of September 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended September 30, 2002 and 2001, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Ultrashort Bond Fund as of September 30, 2002, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 13, 2002

Board of Directors and Corporation Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1993	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Corporation	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT

Joseph M. Balestrino is Vice President of the Fund. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

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A Statement of Additional Information (SAI) dated November 30, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
World-Class Investment Manager
Federated Ultrashort Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-7115

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

Cusip 314128Q606

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G02481-01 (11/02)

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Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

STATEMENT OF ADDITIONAL INFORMATION

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November 30, 2002

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CLASS A SHARES
INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated Ultrashort Bond Fund Class A Shares, Institutional Shares and Institutional Service Shares (Fund), dated November 30, 2002. Obtain the prospectuses and the Annual Report's Management's Discussion of Fund Performance without charge by calling 1-800-341-7400.

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Federated
World-Class Investment Manager
Federated Ultrashort Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

G025145 (11/02)

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

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CONTENTS

How is the Fund Organized? 1

Investment Strategies 1

Securities in Which the Fund Invests 1

What Do Shares Cost? 7

How is the Fund Sold? 7

Exchanging Securities for Shares 8

Subaccounting Services 8

Redemption in Kind 8

Account and Share Information 9

Tax Information 9

Who Manages and Provides Services to the Fund? 10

How Does the Fund Measure Performance? 15

Who is Federated Investors, Inc.? 16

Investment Ratings 17

Addresses 19

How is the Fund Organized?

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The Fund is a diversified portfolio of Federated Total Return Series, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on October 11, 1993. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.

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The Board of Directors (Board or Directors) has established three classes of shares of the Fund, known as Class A Shares, Institutional Shares and Institutional Service Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).

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Investment Strategies

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The Fund's average portfolio maturity represents an average based on the actual stated maturity dates of the debt securities in the Fund's portfolio, except that: (1) variable-rate securities are deemed to mature at the next interest-rate adjustment date, unless subject to a demand feature; (2) variable-rate securities subject to a demand feature are deemed to mature on the longer of the next interest-rate adjustment date or the date on which principal can be recovered through demand; (3) floating-rate securities subject to a demand feature are deemed to mature on the date on which the principal can be recovered through demand; (4) the maturity of mortgage-backed and certain other asset backed securities is determined on an "expected life" basis by the Advisor; and (5) the use of derivative contracts and certain Collateralized Mortgage Obligations (CMOs) for hedging transactions may cause certain securities to be deemed to have a longer or shorter maturity than they would otherwise have if such instruments were not used. In addition, a security that is subject to redemption at the option of the issuer on a particular date ("call date"), which is prior to the security's stated maturity, may be deemed to mature on the call date rather than on its stated maturity date. The call date of a security will be used to calculate average portfolio maturity when the Advisor reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security. The average portfolio maturity of the Fund is dollar-weighted based upon the market value of the Fund's securities at the time of calculation.

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Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

The Fund may invest in the following fixed income securities, in addition to those described in the prospectus.

Corporate Debt Securities

The Fund may invest in the following corporate debt securities:

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Mortgage Backed Securities

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The Fund may invest in the following mortgage backed securities:

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COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

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In addition to the sequential CMOs described in the prospectus, the Fund may also invest in the following CMOs:

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PACs, TACs and Companion Classes

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs and POs

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Floaters and Inverse Floaters

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Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as London Interbank Offering Rate (LIBOR). The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

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Z Classes and Residual Classes

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CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits (REMICs) have residual interests that receive any mortgage payments not allocated to another REMIC class.

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Privately Issued Mortgage Backed Securities

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Privately issued mortgage backed securities (including privately issued CMOs) are issued by private entities, rather than U.S. government agencies. These securities involve credit risks and liquidity risks.

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Asset Backed Securities

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As described in the prospectus, the Fund may invest in asset backed securities. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

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Zero Coupon Securities

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Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

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There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Brady Bonds

Brady Bonds are U.S. dollar denominated debt obligations that foreign governments issue in exchange for commercial bank loans. The International Monetary Fund (IMF) typically negotiates the exchange to cure or avoid a default by restructuring the terms of the bank loans. The principal amount of some Brady Bonds is collateralized by zero coupon U.S. Treasury securities which have the same maturity as the Brady Bonds. However, neither the U.S. government nor the IMF has guaranteed the repayment of any Brady Bond.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

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The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange-traded contracts.

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Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts:

Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

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  buy call options on financial and foreign currency futures contracts in anticipation of an increase in the value of the underlying asset;
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  buy put options on portfolio securities and futures contracts in anticipation of a decrease in the value of the underlying asset; and
  buy or write options to close out existing options positions.

The Fund may also write call options on portfolio securities and futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

The Fund may not buy or sell futures or related options if the margin deposits and premiums paid for these securities would exceed 5% of the Fund's total assets.

Swaps

Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS

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As described in the prospectus, the Fund enters into interest rate swaps. One example of an interest rate swap is a $10 million LIBOR swap which would require one party to pay the equivalent of the LIBOR rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

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CURRENCY SWAPS

Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.

CAPS AND FLOORS

Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

TOTAL RETURN SWAPS

Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

SPECIAL TRANSACTIONS

Repurchase Agreements

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Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements and Borrowing for Leverage

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Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. The Fund may borrow an amount up to one third of the Fund's net assets (exclusive of such borrowings) for leverage purposes.

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Delayed Delivery Transactions

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Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

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TO BE ANNOUNCED SECURITIES (TBAS)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks. These transactions create leverage risks.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate and credit risks.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements

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The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

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The Fund may invest in mortgage backed and high-yield securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

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INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Risks Associated With Complex CMOs

  CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

Risks of Foreign Investing

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Currency Risks

  Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
  The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is to provide total return consistent with current income. The investment objective may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

Selling Short and Buying on Margin

The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

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Borrowing Money

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The Fund will not borrow money, except to the extent permitted under the Investment Company Act of 1940 (1940 Act) (which currently limits borrowings to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices shall not constitute borrowing.

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Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

Pledging Assets

The Fund will not mortgage, pledge or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.

Lending Cash or Securities

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The Fund will not lend any assets except portfolio securities. (This will not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by the Fund's investment objective and policies or the Corporation's Articles of Incorporation).

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Issuing Senior Securities

The Fund will not issue senior securities, except as permitted by its investment objective and policies.

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Underwriting

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The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

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Investing in Real Estate

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The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its right under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until the real estate can be liquidated in an orderly manner.

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Commodities

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The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

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Concentration of Investments

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The Fund will not acquire more than 25% of its total assets in securities of issuers having their principal business activities in the same industry.

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The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

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Investing in Restricted and Illiquid Securities

The Fund will not invest more than 15% of its net assets in illiquid securities, including certain restricted securities not determined to be liquid under criteria established by the Directors, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

As a matter of operating policy, the Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

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  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
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  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and for all other securities at fair value as determined in good faith by the Board.
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Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

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TRADING IN FOREIGN SECURITIES

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Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value (NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

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What Do Shares Cost?

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The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

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REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

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You can reduce or eliminate the applicable front-end sales charge, as follows:

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Quantity Discounts

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Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

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Accumulated Purchases

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If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

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Concurrent Purchases

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You can combine concurrent purchases of the same share class of two or more Federated funds in calculating the applicable sales charge.

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Letter of Intent

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You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

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Reinvestment Privilege

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You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

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Purchases by Affiliates of the Fund

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The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

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  the Directors, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;
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  any associated person of an investment dealer who has a sales agreement with the Distributor; and
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  trusts, pension or profit-sharing plans for these individuals.
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Federated Life Members

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Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

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  through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or
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  as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.
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How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

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FRONT-END SALES CHARGE REALLOWANCES

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The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

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RULE 12B-1 PLAN-CLASS A SHARES AND INSTITUTIONAL SERVICE SHARES

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As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

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The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

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For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

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SHAREHOLDER SERVICES

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The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

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SUPPLEMENTAL PAYMENTS

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Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

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Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

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Exchanging Securities for Shares

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You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

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Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS

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Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

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Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding Shares of all series entitled to vote.

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As of November 1, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Charles Schwab & Co., Inc., San Francisco, CA, owned approximately 34,195,370 Shares (7.84%); and Sky Trust N.A., Findlay, OH, owned approximately 24,115,942 Shares (5.53%).

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As of November 1, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares: Charles Schwab & Co., Inc., San Francisco, CA, owned approximately 44,521,193 Shares; ISTCO, Union Planters Bank N.A., Belleville, IL, owned approximately 39,188,173 Shares (9.08%); and Edward Jones & Co., Maryland Hts., MO, owned approximately 30,587,143 Shares (7.09%).

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As of November 1, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: Donaldson Lufkin Jenrette Securities Corporation Inc., Jersey City, NJ, owned approximately 839,459 Shares (13.96%); Donaldson Lufkin Jenrette Securities Corporation Inc., Jersey City, NJ, owned approximately 616,777 Shares (10.25%); U.S. Bancorp Investments, Inc., Minneapolis, MN, owned approximately 523,981 Shares (8.71%); Donaldson Lufkin Jenrette Securities Corporation Inc., Jersey City, NJ, owned approximately 363,521 Shares (6.04%); and First Clearing Corporation, Raleigh, NC, owned approximately 314,262 Shares (5.22%).

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Tax Information

FEDERAL INCOME TAX

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The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund. The Fund is entitled to a loss carryforward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

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FOREIGN INVESTMENTS

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If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises four portfolios and the Federated Fund Complex consists of44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios.

As of November 1, 2002, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Corporation and Federated Fund Complex (past calendar year)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1993	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd. Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: November 1994

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Position: President, Federated Investment Counseling.

		$0	$0

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center. Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America. Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.	$839.67	$117,117.17

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Corporation and Federated Fund Complex (past calendar year)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh. Previous Position: Senior Partner, Ernst & Young LLP.	$923.68	$128,847.72

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 Tamiami Trail North Naples, FL DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida. Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$923.68	$128,847.66

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97). Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).	$923.68	$126,923.53

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College. Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$839.67	$115,368.16

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993	Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant. Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$839.67	$117,117.14

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00). Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$923.68	$128,847.66

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray. Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$998.90	$117,117.14

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Corporation and Federated Fund Complex (past calendar year)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.	$839.67	$117,117.17

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor). Previous Position: Vice President, Walsh & Kelly, Inc.	$839.67	$117,117.17

OFFICERS**

Name Birth Date Address Positions Held with Corporation	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER

Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT

Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

** Officers do not receive any compensation from the Fund.

Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Director of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	John F. Donahue John E. Murray, Jr., J.D., S.J.D.

In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Corporation in such manner as the Executive Committee shall deem to be in the best interests of the Corporation. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Directors, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.

One

Audit	Thomas G. Bigley John T. Conroy, Jr. Nicholas P. Constantakis Charles F. Mansfield, Jr.

The Audit Committee reviews and recommends to the full Board the independent auditors to be selected to audit the Fund's financial statements; meets with the independent auditors periodically to review the results of the audits and reports the results to the full Board; evaluates the independence of the auditors, reviews legal and regulatory matters that may have a material effect on the financial statements, related compliance policies and programs, and the related reports received from regulators; reviews the Fund's internal audit function; reviews compliance with the Fund's code of conduct/ethics; reviews valuation issues; monitors inter-fund lending transactions; reviews custody services and issues and investigates any matters brought to the Committee's attention that are within the scope of its duties.

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BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2001

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Interested Board Member Name	Dollar Range of Shares Owned in Fund	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
John F. Donahue	None	Over $100,000

J. Christopher Donahue	None	Over $100,000

Lawrence D. Ellis, M.D.	None	Over $100,000

Independent Board Member Name
Thomas G. Bigley	None	Over $100,000

John T. Conroy, Jr.	None	Over $100,000

Nicholas P. Constantakis	None	Over $100,000

John F. Cunningham	None	Over $100,000

Peter E. Madden	None	Over $100,000

Charles F. Mansfield, Jr.	None	$50,001 - $100,000

John E. Murray, Jr., J.D., S.J.D.	None	Over $100,000

Marjorie P. Smuts	None	Over $100,000

John S. Walsh	None	Over $100,000

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

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As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long-term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the Federated fund family.

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In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

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The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

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The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

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The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only fund offered by Federated.

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Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

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Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

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Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

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The independentauditorfor the Fund, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

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FEES PAID BY THE FUND FOR SERVICES--INSTITUTIONAL SHARES AND INSTITUTIONAL SERVICE SHARES

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For the Year Ended September 30	2002	2001	2000
Advisory Fee Earned	$8,740,432	$1,900,254	$1,238,998

Advisory Fee Reduction	5,044,371	1,426,361	726,050

Advisory Fee Reimbursement	24,681	2,816	411

Administrative Fee	1,095,538	238,481	155,000

12b-1 Fee:

Institutional Service Shares	1,663,353	--	--

Shareholder Services Fee:

Institutional Shares	0	--	--

Institutional Service Shares	2,081,103	--	--

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

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The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

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Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

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Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

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AVERAGE ANNUAL TOTAL RETURNS AND YIELD

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Total returns are given for the one-year, five year and Start of Performance periods ended September 30, 2002.

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Yield is given for the 30-day period ended September 30, 2002.

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	30-Day Period	1 Year		Start of Performance on 2/22/2000
Institutional Shares:
Total Return
Before Taxes	NA	2.00%		5.48%
After Taxes on Distributions	NA	0.22%		3.06%
After Taxes on Distributions and Sale of Shares	NA	1.21%		3.19%
Yield	4.11%	NA		NA

	30-Day Period	1 Year	5 Years	Start of Performance on 5/31/1997
Institutional Service Shares:
Total Return
Before Taxes	NA	1.54%	5.42%	5.59%
After Taxes on Distributions	NA	(0.05)%	3.05%	3.20%
After Taxes on Distributions and Sale of Shares	NA	0.94%	3.16%	3.29%

Yield	3.65%	NA	NA	NA

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The Fund's Class A Shares is a new class of Shares, which commenced operation on October 11, 2002. For the period prior to the commencement of operations of the Class A Shares, the performance information shown below is for the Fund's Institutional Service Shares, adjusted to reflect the sales charges and expenses of the Class A Shares. Total returns for the Class A Shares are given for the one-year, five-year and Start of Performance periods ended September 30, 2002.

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	30-Day Period	1 Year	5 Years	Start of Performance on 5/31/1997
Class A Shares:
Total Return
Before Taxes	NA	(0.93)%	4.51%	4.70%
After Taxes on Distributions	NA	(2.31)%	2.35%	2.52%
After Taxes on Distributions and Sale of Shares	NA	(0.58)%	2.53%	2.67%

Yield	NA	NA	NA	NA

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

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The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

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YIELD

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The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
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  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
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  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

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Lipper, Inc.

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Lipper, Inc. ranks funds categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

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Lipper Ultrashort Bond Fund Average

Lipper Ultrashort Bond Fund Average ranks funds that invest 65% of their assets in investment grade debt issues and maintain a portfolio dollar-weighted average maturity between 91 and 365 days.

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Merrill Lynch 1-Year Treasury Note Index

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Merrill Lynch 1-Year Treasury Note Index is an unmanaged index tracking 1-year U.S. government securities.

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Merrill Lynch 1-3 Year U.S. Treasury Index

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Merrill Lynch 1--3 Year U.S. Treasury Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

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Salomon Smith Barney U.S. Treasury Benchmark (On-The-Run) Indexes



Salomon Smith Barney U.S. Treasury Benchmarks (On-The- Run) Indexes is composed of total returns for the current 1-year, 2-year, 3-year, 5-year, 10-year and 30-year on-the-run Treasury that has been in existence for the entire month.

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Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

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In the municipal sector, as of December 31, 2001, Federated managed 12 bond funds with approximately $2.3 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

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Equity Funds

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In the equity sector, Federated has more than 31 years' experience. As of December 31, 2001, Federated managed 40 equity funds totaling approximately $20.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

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Corporate Bond Funds


In the corporate bond sector, as of December 31, 2001, Federated managed 11 money market funds and 30bond funds with assets approximating $62.3 billion and $5.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

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Government Funds

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In the government sector, as of December 31, 2001, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.6 billion, $2.0 billion, $1.2 billion and $55.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately$35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately$50 billion in government funds within these maturity ranges.

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Money Market Funds

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In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.4 billion in assets across 54 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $55.2 billion, $62.3 billion, $18.5 billion and $34.6 million, respectively.

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

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity--Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income--William D. Dawson III is responsible for overseeing the management of Federated's domestic and international fixed income and high yield products.

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MUTUAL FUND MARKET


Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

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FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

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Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

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Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.


BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.



B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.



CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.


CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS


AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS


Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  Leading market positions in well-established industries;
  High rates of return on funds employed;
  Conservative capitalization structure with moderate reliance on debt and ample asset protection;
  Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS


FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED ULTRASHORT BOND FUND


Class A Shares
Institutional Shares
Institutional Service Shares


Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

ITEM 23.    EXHIBITS.

      (a)   (i)   Conformed copy of Articles of Incorporation; (1)
            (ii)  Conformed copy of Articles of Amendment of Articles of
                  Incorporation; (2)
(iii) Conformed copies of Articles of Amendments Nos. 5-12
                  to Articles of Amendment of the Registrant; (19)
(iv)  Conformed copy of Amendment No. 13 to Articles of
                  Incorporation of the Registrant; (21)
      (b)   (i)   Copy of By-Laws of the Registrant; (1)
            (ii)  Copies of Amendments Nos. 1-3 to the By-Laws of the
                  Registrant; (16)
            (iii) Copy of Amendment No. 4 to the By-Laws of the Registrant; +
      (c)         Copy of Specimen Certificate for Shares of Capital Stock of
                  the Registrant; (10)
      (d)   (i)   Copy of Investment Advisory Contract of the Registrant
and conformed copies of Exhibits A and B of Investment                  Advisory
Contract of the Registrant; (7)
            (ii)  Conformed copy of Exhibit C to the Investment Advisory
                  Contract of the Registrant; (19)
            (iii) Conformed copies of Exhibits D and E of Investment
                  Advisory Contract of the Registrant; (11)
            (iv)  Conformed copy of Exhibit F of Investment
                  Advisory Contract of the Registrant; (18)

(+)   All exhibits are being filed electronically.
(1)   Response is incorporated by reference to Registrant's Initial
      Registration Statement on Form N-1A filed October 25, 1993.  (File Nos.
      33-50773 and 811-7115)
(2)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 1 on Form N-1A filed December 21, 1993. (File Nos. 33-50773 and 811-7115)
(7)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 4 on Form N-1A filed June 6, 1995.  (File Nos. 33-50773 and
      811-7115)
(10)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 8 on Form N-1A filed November 27, 1996. (File Nos.
      33-50773 and 811-7115)
(11)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 9 on Form N-1A filed March 31, 1997. (File Nos. 33-50773 and 811-7115)
(16)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 16 on Form N-1A filed October 28, 1998. (File Nos.
      33-50773 and 811-7115)
(18)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 20 on Form N-1A filed February 15, 2000. (File Nos.
      33-50773 and 811-7115)
(19)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 23 on Form N-1A filed November 29, 2000. (File Nos.
      33-50773 and 811-7115)
(21)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 25 on Form N-1A filed November 29, 2001. (File Nos.
      33-50773 and 811-7115)

            (v)   Conformed copy of Amendment to the Investment Advisory
                  Contract; (20)
                  (vi)  Conformed copy of Limited Power of Attorney of the
                  Investment Advisory Contract of the Registrant; (19)
            (vii) Conformed copy of Schedule 1 to Limited Power of Attorney of the Registrant; (19)
      (e)   (i)   Copy of Distributor's Contract of the Registrant and
Conformed copies of Exhibits A, B, C and D to the
Distributor's Contract of the Registrant;(4)
            (ii)  Copy of Distributor's Contract of the Registrant and
Conformed copies of Exhibits E and F to Distributor's             Contract of
the Registrant; (10)
            (iii) Conformed copies of Exhibits G and H to Distributor's
                  Contract of the Registrant; (11)
            (iv)  Conformed copy of Exhibit I to Distributor's Contract of the
                  Registrant; (19)
            (v)   Conformed copy of Exhibit J to Distributor's Contract of the
                  Registrant; (20)
            (vi)  Conformed copy of Amendment to the Distributor's Contract between the Registrant and the
                  Distributor; (20)
(vii) Conformed copy of Distributor's Contract and Exhibit 1 Amendment to
                  Distribution Plan of the Registrant (Class B Shares); (20)
(viii)      Conformed copy of Exhibit K to Distributor's Contract of the
                  Registrant; (21)
(ix)  Conformed copy of Exhibit L to Distributor's Contract of the Registrant; +
(x)   Conformed copy of Amendment to the Distributor's Contract between the
                  Registrant and the Distributor (Class B Shares); (21)
            (xi)  The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual
                  Funds Service Agreement; and Plan Trustee/Mutual Funds
                  Service Agreement from Item 24(b)(6) of the Cash Trust Series
                  II Registration Statement on Form N-1A, filed with the
                  Commission on July 24, 1995. (File Numbers 33-38550 and
                  811-6269).

(+)   All exhibits are being filed electronically.
(4)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 1 on Form N-1A filed May 27, 1994. (File Nos.  33-50773 and
      811-7115)
(10)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 8 on Form N-1A filed November 27, 1996. (File Nos.
      33-50773 and 811-7115)
(11)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 9 on Form N-1A filed March 31, 1997. (File Nos. 33-50773 and 811-7115)
(19)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 23 on Form N-1A filed November 29, 2000. (File Nos.
      33-50773 and 811-7115)
(20)  Response is incorporated by reference to Registrant's Post- Effective
      Amendment No. 24 on Form N-1A filed July 26, 2001. (File Nos.  33-50773 and 811-7115)
(21)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 25 on Form N-1A filed November 29, 2001. (File Nos.
      33-50773 and 811-7115)

(f)   Not Applicable;
      (g)   (i)   Conformed copy of the Custodian Contract of the
                  Registrant; +
      (h)   (i)   Conformed copy of Fund Accounting Services,
                  Administrative Services, Transfer Agency Services,
                  and Custody Services Procurement Agreement of the
                  Registrant; (13)
            (ii)  Conformed copy of Amendment to Fund Accounting Services,
                  Administrative Services, Transfer Agency Services,
                  and Custody Services Procurement Agreement of the Registrant;
                  (21)
            (iii) Conformed copy of Administrative Services Agreement; (4)
            (iv)  The responses described in Item 23(e)(x) are hereby
                  incorporated by reference;
            (v)   The Registrant hereby incorporates the conformed copy
                  of the Second Amended and Restated Services Agreement
                  from Item (h)(v) of the Investment Series Funds, Inc.
                  Registration Statement on Form N-1A, filed with the
                  Commission on January 23, 2002. (File Nos. 33-48847
                  and 811-07021).
            (vi)  Conformed copy of Principal Shareholder Servicer's
                  Agreement (Class B Shares); (20)
            (vii) Conformed copy of Shareholder Services Agreement
                  (Class B Shares); (20)
      (i)   Conformed copy of Opinion and Consent of Counsel as to
            legality of shares being registered; (2)
      (j)   Conformed copy of Consent of Independent Auditors; +
(k)   Not Applicable;

(+)   All exhibits are being filed electronically.
(2)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 1 on Form N-1A filed December 21, 1993. (File Nos. 33-50773 and 811-7115)
(4)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 1 on Form N-1A filed May 27, 1994. (File Nos.  33-50773 and
      811-7115)
(13)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 13 on Form N-1A filed November 26, 1997. (File Nos.
      33-50773 and 811-7115)
(20)  Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 24 on Form N-1A filed July 26, 2001. (File Nos.
      33-50773 and 811-7115)
(21)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 25 on Form N-1A filed November 29, 2001. (File Nos.
      33-50773 and 811-7115)

      (l)   Conformed copy of Initial Capital Understanding; (3)
      (m)   (i)   Conformed copy of Distribution Plan of the Registrant
                  including Exhibits A and B; (11)
            (ii)  Conformed copy of Exhibit C to Distribution Plan of the
                  Registrant; (10)
            (iii) Conformed copy of Exhibits D and E to Distribution
                  Plan of the Registrant; (11)
                  (iv)  Conformed copy of Exhibits F and G to Distribution Plan of the Registrant; (20)
                  (v)   Conformed copy of Exhibit H to Distribution Plan of the
                  Registrant; +
            (vi)  The responses described in Item 24(b)(6) are hereby
                  incorporated by reference;
      (n)   The Registrant hereby incorporates the conformed copy of
            the Multiple Class Plan from Item (n) of the
            Federated American Leaders, Fund, Inc. Registration Statement on
            Form N-1A, filed with the Commission on May 25, 2001. (File Nos.
            2-29786 and 811-1704).
      (o)   (i)   Conformed copy of Power of Attorney of the Registrant; (19)
            (ii)  Conformed copy of Power of Attorney for William D.
                  Dawson, Chief Investment Officer of the Registrant; (19)
      (p)   The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Federated
            Managed Allocation Portfolios Registration Statement on Form N-1A
            filed with the Commission on January 25, 2001. (File Nos. 33-51247 and 811-7129).

(+)   All exhibits are being filed electronically.
(3)   Response is incorporated by reference to Registrant's Pre-Effective
      Amendment No. 2 on Form N-1A filed January 13, 1994. (File Nos. 33-50773 and 811-7115)
(10)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 8 on Form N-1A filed November 27, 1996. (File Nos.
      33-50773 and 811-7115)
(11)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 9 on Form N-1A filed March 31, 1997. (File Nos. 33-50773 and 811-7115)
(19)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 23 on Form N-1A filed November 29, 2000. (File Nos.
      33-50773 and 811-7115)
(20)  Response is incorporated by reference to Registrant's Post- Effective
      Amendment No. 24 on Form N-1A filed July 26, 2001. (File Nos.  33-50773 and 811-7115)

Item 24.    Persons Controlled by or Under Common Control with the Fund:

            None

Item 25. Indemnification: (1)

Item 26. Business and Other Connections of Investment Adviser:

         For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this
         Registration Statement under "Who Manages and Provides Services to the
         Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue,
         (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty
         Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson,
         Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305,
         Wilmington, DE  19899-2305.

         The remaining Officers of the investment adviser are:
         President/ Chief Executive
         Officer:                            Keith M. Schappert

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden
                                             Stephen F. Auth

         Senior Vice Presidents:             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Robert M. Kowit
                                             Jeffrey A. Kozemchak
                                             Richard J. Lazarchic
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Frank Semack
                                             Richard Tito
                                             Peter Vutz

(1)   Response is incorporated by reference to Registrant's Initial
      Registration Statement on Form N-1A filed October 25, 1993.  (File Nos.
      33-50773 and 811-7115)

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             Nancy J.Belz
                                             G. Andrew Bonnewell
                                             David Burns
                                             Robert E. Cauley
                                             Regina Chi
                                             Ross M. Cohen
                                             Fred B. Crutchfield
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             John T. Gentry
                                             David P. Gilmore
                                             James P. Gordon
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             Nikola A. Ivanov
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Steven Lehman
                                             Marian R. Marinack
                                             Natalie F. Metz
                                             Thomas J. Mitchell
                                             Joseph M. Natoli
                                             John L. Nichol
                                             Mary Kay Pavuk
                                             Jeffrey A. Petro
                                             John P. Quartarolo
                                             Ihab L. Salib
                                             Roberto Sanchez-Dahl, Sr.
                                             Aash M. Shah
                                             John Sidawi
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard M. Winkowski, Jr.
                                             Lori A. Wolff
                                             George B. Wright

         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela A. Auchey
                                             Nicholas P. Besh
                                             Hanan Callas
                                             David W. Cook
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             David Dao
                                             Richard J. Gallo
                                             James Grant
                                             Anthony Han
                                             Kathryn P. Heagy
                                             Carol B. Kayworth
                                             J. Andrew Kirschler
                                             Robert P. Kozlowski
                                             Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Tracey L. Lusk
                                             Theresa K. Miller
                                             Bob Nolte
                                             Rae Ann Rice
                                             James W. Schaub
                                             Jennifer G. Setzenfand
                                             Diane R. Startari
                                             Kyle D. Stewart
                                             Mary Ellen Tesla
                                             Michael R. Tucker
                                             Steven J. Wagner
                                             Mark Weiss

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              C. Grant Anderson
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
         Pennsylvania 15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the
         Federated Fund Complex described in Part B of this Registration
         Statement.

Item 27.  Principal Underwriters:

                  (a)   Federated Securities Corp. the Distributor for shares
                  of the Registrant, acts as principal underwriter for the
                  following open-end investment companies, including the
                  Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward Jones Money
Market Fund; Edward Jones Tax-Free Money Market Fund; Federated American
Leaders Fund, Inc.; Federated Adjustable Rate Securities Fund; Federated Core
Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity
Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated Fund for
U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government
Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High
Yield Trust; Federated Income Securities Trust; Federated Income Trust;
Federated Index Trust; Federated Institutional Trust; Federated Insurance
Series; Federated International Series, Inc.; Federated Investment Series
Funds, Inc.; Federated Limited Duration Government Fund, Inc.; Federated
Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.;
Federated Municipal Securities Fund, Inc.; Federated Municipal Securities
Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond
Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.;
Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund:
1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated
Total Return Government Bond Fund; Federated Utility Fund, Inc.; Federated
World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Intermediate
Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions
Morgan Keegan Select Funds; RIGGS Funds; SouthTrust Funds; and Vision Group of
Funds.

         (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
_____________________          _________________      ______________________

Chairman:                     Richard B. Fisher

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Timothy Franklin
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              Theresa M. Johnson
                              Christopher L. Johnston
                              H. Joseph Kennedy
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinney
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              Renee L. Gebben
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Thomas R. Donahue
                              Timothy S. Johnson
                              Victor R. Siclari

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
15222-3779.

         (c)     Not applicable

Item 28.  Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                          Reed Smith LLP
                                    Investment and Asset Management
                                    Group (IAMG)
                                    Federated Investors Tower
                                    12th Floor
                                    1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779
                                    (Notices should be sent to the Agent for Service
                                    at above address)

                                    Federated Investors Funds
                                    5800 Corporate Drive
                                    Pittsburgh, PA  15237-7000

Federated Shareholder               P.O. Box 8600
Services Company                    Boston, MA 02266-8600
("Transfer Agent and Dividend
Disbursing Agent")

Federated Services Company          Federated Investors Tower
("Administrator")                   1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

Federated Investment                Federated Investors Tower
Management Company                  1001 Liberty Avenue
("Adviser")                         Pittsburgh, PA  15222-3779

State Street Bank and Trust         P.O. Box 8600
Company ("Custodian")               Boston, MA 02266-8600

Item 29.    Management Services:

            Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of Section
            16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant  to  the  requirements  of  the  Securities  Act of  1933  and  the
Investment  Company Act of 1940, the  Registrant,  FEDERATED  TOTAL RETURN SERIES,
INC.,  certifies that it meets all of the requirements  for  effectiveness of this
Amendment  to its  Registration  Statement  pursuant  to  Rule  485(b)  under  the
Securities  Act of 1933 and has duly caused  this  Amendment  to its  Registration
Statement to be signed on its behalf by the undersigned,  duly authorized,  in the
City  of  Pittsburgh  and  Commonwealth  of  Pennsylvania,  on  the  27th  day  of
November, 2002.

                  FEDERATED TOTAL RETURN SERIES, INC.
                  BY: /s/ Andrew P. Cross
                  Andrew P. Cross, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  November 27, 2002

      Pursuant to the requirements of the Securities Act of 1933, this
Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                    ......TITLE                   DATE
By: /s/ Andrew P. Cross          Attorney In Fact    November 27, 2002
    Andrew P. Cross              For the Persons
    ASSISTANT SECRETARY         Listed Below

      NAME                    ......TITLE

John F. Donahue*                  Chairman and Director
                                  (Chief Executive Officer)

J. Christopher Donahue*           President and Director

Edward C. Gonzales*               Executive Vice President

John W. McGonigle*                Executive Vice President
                                  and Secretary

Richard J. Thomas*                Treasurer (Principal Financial
                                  and Accounting Officer)

William D. Dawson III*            Chief Investment Officer

Thomas G. Bigley*                 Director

John T. Conroy, Jr.*              Director

Nicholas P. Constantakis*         Director

John F. Cunningham*               Director

Lawrence D. Ellis, M.D.*          Director

Peter E. Madden*                  Director

Charles F. Mansfield, Jr.*        Director

John E. Murray, Jr.*              Director

Marjorie P. Smuts*                Director

John S. Walsh*                    Director

* By Power of Attorney